UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust
(Exact name of registrant as specified in charter)

245 Park Avenue
New York, NY 10167
(Address of principal executive offices) (Zip code)

Stephen M. Benham
245 Park Avenue
New York, NY 10167
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (800) 480-4111

Date of fiscal year end: the last day of February

Date of reporting period: March 1, 2006 through August 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL REPORT
SIX MONTHS ENDED AUGUST 31, 2006 (UNAUDITED)

Institutional

Trust

Funds

JPMorgan Core Bond Trust
JPMorgan Equity Index Trust
JPMorgan Intermediate Bond Trust

CONTENTS

President’s Letter	1
Fund Commentaries:
JPMorgan Core Bond Trust	2
JPMorgan Equity Index Trust	4
JPMorgan Intermediate Bond Trust	6
Schedules of Portfolio Investments	8
Financial Statements	50
Financial Highlights	54
Notes to Financial Statements	56
Trustees	61
Officers	62
Schedule of Shareholder Expenses	64

HIGHLIGHTS

•	Consumer confidence was affected by rising interest rates, high energy prices and the Middle East conflict

•	Municipals and U.S. Treasuries rose significantly as the market evaluated the Fed nearing the end of its tightening cycle

•	The labor market showed some weakening during the period

•	Housing figures during the period were varied

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors or financial intermediaries. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

PRESIDENT’S LETTER
SEPTEMBER 15, 2006 (Unaudited)

Dear Shareholder:

We are pleased to present this semi-annual report for the JPMorgan Institutional Trust Funds for the six months ended August 31, 2006. Inside you will find in-depth information on the Institutional Trust Funds along with an update from the Portfolio Managers.

“While the market started the second quarter strongly, a decline in investors’ appetite for risk due to fears over rising inflation and tightening global liquidity led to a weakening.”

Equity Markets Reflect Economic and Geopolitical Uncertainty

The period began with a wave of encouraging economic news. The core consumer price index (CPI) in March rose only 0.1% from February and only 0.1% in February from January. The equity market surged early in the period, as investors reacted to the positive data. While the market started the second quarter strongly, a decline in investors’ appetite for risk due to fears over rising inflation and tightening global liquidity led to a weakening. U.S. equities sold off sharply in May following the release of the Federal Reserve (Fed) statement, which accompanied its rate hike and indicated more tightening to come. Stocks were under pressure for much of July, due to an unsteady beginning to the earnings season, inflation concerns and the Middle East conflict. Over the six-month period, the S&P 500 Index returned 2.79%.

Consumer confidence has been volatile, affected by rising interest rates, high energy prices and the Middle East conflict. The Conference Board Consumer Confidence Index rose to 109.6 in April from 107.2 the prior month, despite the price of oil topping $75 a barrel. In August, the Conference Board’s Consumer Confidence Index fell to 99.6, lower than analysts’ expectations and below 100 for the first time since November 2005.

Housing figures during the period were varied. In March, home starts fell 7.5% while sales of new homes increased by 8.0%. Data continued to be mixed in May, as housing starts and existing home sales declined, while new home sales decreased by 1.8%. By July, data reflected a continued slowdown in the housing sector. Both new and existing home sales declined, with the latter falling for the third consecutive month.

The labor market showed some weakening during the period. While the unemployment rate slipped to 4.7% during March, in April, payrolls posted an unimpressive gain of 112,000 and, by July, the unemployment figures released showed a five-month high of 4.8%, up from 4.6% in the previous month. In August, the rate slipped slightly to 4.7%, and employers added 188,000 jobs during the month.

Bond Markets Adjust to Bernanke

Although municipals outperformed U.S. Treasuries in March, both rose significantly as the market evaluated its prior assumption that the Federal Open Market Committee (FOMC) was near the end of its tightening cycle. Comments by new Fed Chairman Ben S. Bernanke late in the month were the root of this reassessment. On March 28, the first FOMC meeting chaired by Bernanke, the Fed raised the fed funds rate by 25 basis points, the 15th-consecutive rate increase since June 2004. The Fed raised rates at the two subsequent meetings in May and June, and then halted the string of rate increases at their meeting on August 8, seeking to give policymakers the opportunity to assess the effect the rate hikes have had on the economy.

A weaker-than-anticipated non-farm payrolls report in June led to a rally in both Treasuries and municipals, but growing fears of inflation and an increase in primary and secondary supply led to a significant pullback. However, in August, Treasury prices fell as non-farm payrolls increased by 128,000.

Outlook

Market sentiment appears to have become more optimistic, in light of recent data on both inflation and economic growth. While investors are still grappling with the outlook for monetary policy, equity markets have moved higher as energy prices have retreated and recently released key data suggests that the economy may be on course for a soft landing.

On behalf of all of us at JPMorgan Asset Management, thank you for the continued confidence and trust you have placed in us. We look forward to serving your investment needs for many years to come.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   1

JPMorgan Core Bond Trust

FUND COMMENTARY
AS OF AUGUST 31, 2006 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 8/31/06
(In Thousands)	$2,739,841
Primary Benchmark	Lehman Brothers Aggregate Bond Index
Average Credit Quality	AAA
Duration	4.36 Years

Q.	HOW DID THE PORTFOLIO PERFORM?

A.	The JPMorgan Core Bond Trust, which seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities, returned 2.21% for the six months ended August 31, 2006, compared to its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 1.82% for the same period.*

Q.	WHY DID THE PORTFOLIO PERFORM THIS WAY?

A.	Interest rates moved modestly higher over the six-month period. The two-year Treasury was up 10 basis points (bps) to yield 4.78% during the period, while the 10-year Treasury rose 18 bps to yield 4.73%, and the 30-year Treasury advanced 37 bps to yield 4.88%.

Contributors to performance included our high-quality bias and security selection in the credit and mortgage sectors. Detractors included our underweights in agency debentures and commercial mortgage-backed securities (CMBS). With CMBS outperforming during the period, our underweight in this sector worked against our relative performance.

We maintained a slightly shorter duration than the index, which helped performance earlier in the period when interest rates ratcheted higher. In July and August the bond market rallied on speculation that the Federal Reserve was near the end of the tightening campaign. While our modestly shorter duration than the benchmark for the six-month period benefited returns early in the period, the Portfolio was negatively affected when rates went down in July and August.

Q.	HOW WAS THE PORTFOLIO MANAGED?

A.	We continued to focus on security selection as our primary strategy. Our sector allocations remained essentially unchanged over the period. We remained overweight in mortgage-backed securities (MBS) and asset-backed securities (ABS) and underweight in agency debentures and corporate bonds. Most of our mortgage exposure was in well-structured collateralized mortgage obligations (CMO), which performed better than straight pass-through mortgage securities.

Due to rising name-specific event risk and generally tight spreads, we have maintained a defensive credit position. Our high-quality bias was positive as lower credit quality underperformed. The ‘BBB’ segment of the investment-grade universe within the Lehman Brothers Aggregate Bond Index, posted an excess return of –11 bps compared with –3 bps for the ‘A’ segment and +9 bps for the ‘AA’ segment.

In terms of maturity structure, we maintained our overweight in the 0–1 year segment and underweight in the 30-year portion of the yield curve. We continued to favor Treasury STRIPS (separate trading of registered interest and principal of securities) in the 2014–2018 range as opposed to the very long end of the maturity spectrum.

PORTFOLIO COMPOSITION**

Collateralized Mortgage Obligations	48.1%
U.S. Treasury Obligations	20.1
Corporate Bonds	9.4
Mortgage Pass-Through Securities	7.2
U.S. Government Agency Securities	1.3
Commercial Mortgage-Backed Securities	1.0
Asset-Backed Securities	1.0
Other (less than 1.0%)	0.6
Short-Term Investments	11.1
Investments of Cash Collateral on Securities Loaned	9.8

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	Percentages indicated are based upon net assets as of August 31, 2006. The portfolio’s composition is subject to change.

2   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2006

INCEPTION DATE	1 YEAR	SINCE INCEPTION
2/7/2005	2.07%	2.82%

LIFE OF FUND PERFORMANCE (2/7/2005 TO 8/31/2006)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust and the Lehman Brothers Aggregate Bond Index. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the index does not include fees and expenses attributable to the Fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Aggregate Bond Index represents the performance of the bond market as a whole. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

The performance for the index reflects an initial investment at the end of the month following the Fund’s inception.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   3

JPMorgan Equity Index Trust

FUND COMMENTARY
AS OF AUGUST 31, 2006 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 8/31/06
(In Thousands)	$418,768
Primary Benchmark	S&P 500 Index

Q.	HOW DID THE PORTFOLIO PERFORM?

A.	The JPMorgan Equity Index Trust, which seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), returned 2.73% for the six months ended August 31, 2006.* Its benchmark, the S&P 500 Index, returned 2.79% over the same period.

Q.	WHY DID THE PORTFOLIO PERFORM THIS WAY?

A.	During this period, U.S. large-cap core equities as a whole produced modest returns. These temperate returns were a result of the market struggling with whether the economy will experience a hard or soft landing. In May, the equity markets were down nearly three percent, and seemed to be signaling that the prospect of the former was more likely. However, in August, several inflation indicators were reported with lower-than-expected readings, providing further support for the Federal Reserve to pause its tightening campaign in late August. This move prompted investors to believe that the economy may experience the more favorable scenario of a soft landing. Positive sentiment pushed the markets higher by nearly two-and-a-half percent in August.

At the sector level, a slight majority (11 of 19) had positive returns. The two best-performing sectors in the period were energy minerals and consumer non-durables, both returning approximately 10%. Conversely, transportation and consumer durables performed poorly, detracting from returns.

Regarding relative performance, the Portfolio had a total return comparable to that of the benchmark.

Q.	HOW WAS THE PORTFOLIO MANAGED?

A.	Consistent with the objectives of an index strategy, the Portfolio seeks to provide investors with a pure benchmark exposure with zero active risk. The Portfolio was managed according to a full-replication index strategy with all 500 of the stocks in the benchmark being held in the Portfolio, in strict conformity to the benchmark weights. Changes to the composition and stock weightings within the index were implemented in the Portfolio in a timely and efficient manner. Portfolio exposures at the stock, sector and factor level are closely monitored to ensure that unintended active bets are not in place. The Portfolio seeks to be fully invested at all times to minimize any market risk and thereby eliminate the effects of cash drag on performance. Typically, the Portfolio will be 99.50% invested in common stocks and 0.50% invested in equitized cash. Cash is equitized by investing in some combination of index futures contracts and exchange-traded funds.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO**

1.	Exxon Mobil Corp.	3.4%
2.	General Electric Co.	3.0
3.	Citigroup, Inc.	2.1
4.	Bank of America Corp.	2.0
5.	Microsoft Corp.	1.9
6.	Procter & Gamble Co.	1.7
7.	Pfizer, Inc.	1.7
8.	Johnson & Johnson	1.6
9.	Altria Group, Inc.	1.5
10.	American International Group, Inc.	1.4

PORTFOLIO COMPOSITION**

Financial	21.6%
Information Technology	15.0
Healthcare	12.9
Industrials	10.7
Consumer Staples	9.8
Energy	9.8
Consumer Discretionary	9.7
Telecommunication Services	3.4
Utilities	3.5
Materials	2.9
Short-Term Investments	0.6
Investments of Cash Collateral for Securities on Loan	4.9

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved. “S&P 500” is a registered service mark of Standard and Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

**	Percentages indicated are based on net assets as of August 31, 2006. The portfolio’s composition is subject to change.

4   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2006

INCEPTION DATE	1 YEAR	SINCE INCEPTION
2/7/2005	8.77%	7.16%

LIFE OF FUND PERFORMANCE (2/7/2005 TO 8/31/2006)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust and S&P 500 Index. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the index does not include fees and expenses attributable to the Fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index represents the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that shareholder would pay on fund distributions or redemptions of fund shares.

The performance for the index reflects an initial investment at the end of the month following the Fund’s inception.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY
AS OF AUGUST 31, 2006 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year End	Last day of February
Net Assets as of 8/31/06
(In Thousands)	$313,240
Primary Benchmark	Lehman Brothers Intermediate Government/ Credit Bond Index
Average Credit Quality	AAA
Duration	3.51 Years

Q.	HOW DID THE PORTFOLIO PERFORM?

A.	The JPMorgan Intermediate Bond Trust, which seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities, returned 2.38% for the six months ended August 31, 2006.* This compared to its benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which returned 2.15%.

Q.	WHY DID THE PORTFOLIO PERFORM IN THIS WAY?

A.	We continued to employ the same strategy since the Portfolio’s inception early last year. That strategy includes holding an overweight position in mortgage-backed securities (MBS), specifically well-structured collateralized mortgage obligations (CMO). We maintained an underweight position in corporate, Treasury and agency securities. In the corporate sector, we continued to have a bias toward financial and higher-rated credits, which served well during the past six months.

Contributors to performance included our high-quality bias and security selection in the credit and mortgage sectors. An additional contributor was our overweight to commercial mortgage-backed securities (CMBS), the best-performing sector in the period. A detractor from performance included our underweight in agency debentures.

Throughout the period, the Portfolio had a slightly longer duration than the index. In the first four months, as interest rates continued to climb, the longer-maturity position negatively affected performance, but became a positive factor in July and August, when the bond market rallied on speculation that the Federal Reserve was nearing the end of its tightening campaign.

Q.	HOW WAS THE PORTFOLIO MANAGED?

A.	The Portfolio’s diversification among the spread sectors worked well as lower-rated corporate bonds underperformed and CMBS outperformed comparable-duration Treasuries. Higher-rated corporate securities led the corporate sector in relative returns versus comparable-duration Treasuries, while lower-rated credits were the worst performing of the credit sector. The Portfolio’s positioning in both higher-rated quality (80.6% of ‘AAA’ as opposed to 67.5% for the benchmark) and ‘BBB–’ and lower-rated credits (5.71% as opposed to 11.0% for the benchmark) contributed to excess returns in the period.

The Portfolio maintained its yield advantage over the index: 5.51% yield-to-worst compared to 5.11% for the index as of August 31, 2006. Our duration positioning, roughly 3.51 years compared to 3.63 years for the benchmark, is consistent with our duration-management philosophy that calls for maintaining our duration at ±10% of the benchmark.

PORTFOLIO COMPOSITION**

Collateralized Mortgage Obligations	41.9%
Corporate Bonds	19.0
U.S. Treasury Obligations	16.0
Mortgage Pass-Through Securities	5.8
Asset-Backed Securities	2.4
U.S. Government Agency Securities	1.8
Commercial Mortgage-Backed Securities	1.2
Other (less than 1.0%)	0.4
Short-Term Investments	10.9
Investments of Cash Collateral on Securities Loaned	9.0

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	Percentages indicated are based on net assets as of August 31, 2006. The portfolio’s composition is subject to change.

6   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2006

INCEPTION DATE	1 YEAR	SINCE INCEPTION
2/7/2005	2.28%	2.75%

LIFE OF FUND PERFORMANCE (2/7/2005 TO 8/31/2006)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Intermediate Bond Trust and the Lehman Brothers Intermediate Government/Credit Bond Index. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and does not include a sales charge. The performance of the index does not include fees and expenses attributable to the Fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

The performance for the index reflects an initial investment at the end of the month following the Fund’s inception.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 88.7%
		Asset Backed Securities — 1.0%
1,281		American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1,257
		AmeriCredit Automobile Receivables Trust,
358		Series 2002-D, Class A4, 3.40%, 04/13/09	357
214		Series 2003-BX, Class A4A, 2.72%, 01/06/10	211
		Citibank Credit Card Issuance Trust,
3,290		Series 2002-C2, Class C2, 6.95%, 02/18/14	3,498
1,841		Series 2005-B1, Class B1, 4.40%, 09/15/10	1,809
1,569		CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	1,544
584		Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	587
6,984		Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN,5.59%, 05/25/36	6,995
249		Ford Credit Auto Owner Trust, Series 2004-A, Class A3, 2.93%, 03/15/08	247
853		GE Capital Mortgage Services, Inc., Series 1999-HE, Class M, 6.71%, 04/25/29	847
192		Green Tree Financial Corp., Series 1995-4, Class A6, 7.30%, 06/15/25	193
1,049		Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	1,029
		MBNA Credit Card Master Note Trust,
2,074		Series 2002-C1, Class C1, 6.80%, 07/15/14	2,203
866		Series 2003-C1, Class C1, FRN, 7.03%, 06/15/12	909
		MBNA Master Credit Card Trust USA,
1,507		Series 1999-J, Class C, 7.85%, 02/15/12 (e)	1,620
1,319		Series 2000-D, Class C, 8.40%, 09/15/09	1,342
81		Onyx Acceptance Grantor Trust, Series 2004-B, Class A3, 3.09%, 09/15/08	80
128		Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	128
1,300		Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	1,305
		WFS Financial Owner Trust,
543		Series 2002-4, Class A4A, 3.11%, 08/20/10	540
562		Series 2003-2, Class A4, 2.41%, 12/20/10	554
820		Series 2003-4, Class A4, 3.15%, 05/20/11	808
82		Series 2004-2, Class A3, 2.85%, 09/22/08	82
		Total Asset Backed Securities (Cost $28,618)	28,145
		Collateralized Mortgage Obligations — 48.1%
		Agency CMO — 34.1%
3,865		Federal Home Loan Bank, Series 2000, Class Y, 5.27%, 12/28/12	3,848
		Federal Home Loan Mortgage Corp.,
148		Series 11, Class D, 9.50%, 07/15/19	155
41		Series 22, Class C, 9.50%, 04/15/20	41
60		Series 23, Class F, 9.60%, 04/15/20	59
1		Series 41, Class I, HB, 84.00%, 05/15/20	1
8		Series 47, Class F, 10.00%, 06/15/20	8
25		Series 99, Class Z, 9.50%, 01/15/21	26
12		Series 134, Class B, IO, 9.00%, 04/01/22	3
—	(h)	Series 204, Class E, HB, IF, 818.40%, 05/15/23	—	(h)
—	(h)	Series 1045, Class G, HB, 1,067.64%, 02/15/21	—	(h)
27		Series 1065, Class J, 9.00%, 04/15/21	28
8		Series 1079, Class S, IF, 15.73%, 05/15/21	9
47		Series 1084, Class F, FRN, 6.33%, 05/15/21	47
33		Series 1084, Class S, IF, 21.24%, 05/15/21	34
46		Series 1116, Class I, 5.50%, 08/15/21	46
35		Series 1144, Class KB, 8.50%, 09/15/21	35
—	(h)	Series 1172, Class L, HB, VAR, 1,182.96%, 11/15/21	—	(h)
2		Series 1196, Class B, IF, HB, 532.80%, 01/15/22	4
500		Series 1212, Class IZ, 8.00%, 02/15/22	499
73		Series 1250, Class J, 7.00%, 05/15/22	73
—	(h)	Series 1298, Class L, HB, 981.87%, 06/15/07	—	(h)
87		Series 1343, Class LA, 8.00%, 08/15/22	88
110		Series 1343, Class LB, 7.50%, 08/15/22	111
210		Series 1370, Class JA, FRN, 6.52%, 09/15/22	211
197		Series 1455, Class WB, IF, 1.99%, 12/15/22	179
19		Series 1465, Class SA, IF, 3.63%, 02/15/08	—	(h)
925		Series 1466, Class PZ, 7.50%, 02/15/23	953
16		Series 1470, Class F, FRN, 5.09%, 02/15/23	16
1,112		Series 1498, Class I, FRN, 6.53%, 04/15/23	1,129
1,382		Series 1502, Class PX, 7.00%, 04/15/23	1,421
186		Series 1505, Class Q, 7.00%, 05/15/23	191
14		Series 1506, Class F, FRN, 5.74%, 05/15/08	14
3		Series 1506, Class S, IF, 10.53%, 05/15/08	3
47		Series 1506, Class SD, IF, IO 3.13%, 05/15/08	—	(h)
988		Series 1512, Class J, 6.50%, 05/15/08	987
189		Series 1513, Class N, 6.50%, 05/15/08	189
449		Series 1518, Class G, IF, 3.78%, 05/15/23	433
157		Series 1541, Class M, IF, 11.42%, 07/15/23	176
429		Series 1541, Class O, FRN, 4.26%, 07/15/23	417
71		Series 1544, Class J, IF, 7.05%, 07/15/08	72
450		Series 1558, Class D, 6.50%, 07/15/23	455
73		Series 1561, Class TA, PO, 08/15/08	71
39		Series 1570, Class F, FRN, 5.59%, 08/15/23	40

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,555	Series 1573, Class PZ, 7.00%, 09/15/23	1,609
53	Series 1575, Class FB, FRN, 6.88%, 08/15/08	53
22	Series 1575, Class SB, IF, 3.38%, 08/15/08	22
930	Series 1591, Class PV, 6.25%, 10/15/23	949
130	Series 1595, Class D, 7.00%, 10/15/13	131
383	Series 1596, Class D, 6.50%, 10/15/13	389
27	Series 1602, Class SA, IF, 5.28%, 10/15/23	25
104	Series 1604, Class SA, IF, 7.35%, 11/15/08	105
173	Series 1606, Class SC, IF, 10.26%, 11/15/08	178
54	Series 1607, Class SA, IF, 10.23%, 10/15/13	59
2,826	Series 1608, Class L, 6.50%, 09/15/23	2,922
1,255	Series 1609, Class LG, IF, 5.69%, 11/15/23	1,260
518	Series 1611, Class JA, FRN, 6.63%, 08/15/23	522
493	Series 1611, Class JB, IF 2.72%, 08/15/23	472
189	Series 1612, Class SD, IF, 7.54%, 11/15/08	191
159	Series 1625, Class SD, IF, 8.51%, 12/15/08	162
856	Series 1638, Class H, 6.50%, 12/15/23	888
1,726	Series 1642, Class PJ, 6.00%, 11/15/23	1,746
57	Series 1659, Class SB, IF, 8.50%, 01/15/09	58
14	Series 1671, Class QC, IF, 10.00%, 02/15/24	17
86	Series 1685, Class Z, 6.00%, 11/15/23	87
18	Series 1686, Class SH, IF, 7.14%, 02/15/24	19
101	Series 1689, Class SD, IF, 8.45%, 10/15/23	103
377	Series 1695, Class EB, 7.00%, 03/15/24	393
333	Series 1698, Class SC, IF, 9.15%, 03/15/09	344
112	Series 1699, Class FC, FRN, 5.98%, 03/15/24	113
557	Series 1700, Class GA, PO, 02/15/24	456
943	Series 1706, Class K, 7.00%, 03/15/24	984
54	Series 1709, Class FA, FRN, 4.22%, 03/15/24	52
165	Series 1745, Class D, 7.50%, 08/15/24	165
1,410	Series 1798, Class F, 5.00%, 05/15/23	1,372
151	Series 1807, Class A, 6.00%, 11/15/08	151
22	Series 1807, Class G, 9.00%, 10/15/20	23
398	Series 1829, Class ZB, 6.50%, 03/15/26	409
57	Series 1844, Class E, 6.50%, 10/15/13	57
411	Series 1863, Class Z, 6.50%, 07/15/26	421
39	Series 1865, Class D, PO, 02/15/24	24
252	Series 1890, Class H, 7.50%, 09/15/26	264
695	Series 1899, Class ZE, 8.00%, 09/15/26	727
136	Series 1900, Class T, PO, 08/15/08	133
39	Series 1935, Class FL, FRN, 6.08%, 02/15/27	39
565	Series 1963, Class Z, 7.50%, 01/15/27	579
119	Series 1967, Class PC, PO, 10/15/08	116
94	Series 1970, Class PG, 7.25%, 07/15/27	94
828	Series 1981, Class Z, 6.00%, 05/15/27	833
353	Series 1987, Class PE, 7.50%, 09/15/27	360
48	Series 2017, Class SE, IF, 9.14%, 12/15/08	49
796	Series 2019, Class Z, 6.50%, 12/15/27	817
605	Series 2025, Class PE, 6.30%, 01/15/13	612
288	Series 2033, Class SN, IF, IO, 13.07%, 03/15/24	109
802	Series 2038, Class PN, IO, 7.00%, 03/15/28	149
1,036	Series 2040, Class PE, 7.50%, 03/15/28	1,074
327	Series 2043, Class CJ, 6.50%, 04/15/28	335
1,088	Series 2054, Class PV, 7.50%, 05/15/28	1,136
833	Series 2055, Class OE, 6.50%, 05/15/13	848
2,559	Series 2075, Class PH, 6.50%, 08/15/28	2,625
1,790	Series 2075, Class PM, 6.25%, 08/15/28	1,828
1,420	Series 2086, Class GB, 6.00%, 09/15/28	1,437
966	Series 2089, Class PJ, IO, 7.00%, 10/15/28	182
3,844	Series 2095, Class PE, 6.00%, 11/15/28	3,903
528	Series 2097, Class PV, 6.00%, 09/15/09	531
1,869	Series 2102, Class TC, 6.00%, 12/15/13	1,893
1,214	Series 2102, Class TU, 6.00%, 12/15/13	1,230
4,830	Series 2115, Class PE, 6.00%, 01/15/14	4,893
1,424	Series 2125, Class JZ, 6.00%, 02/15/29	1,441
178	Series 2130, Class QR, 6.00%, 02/15/28	178
265	Series 2132, Class SB, IF, 7.14%, 03/15/29	278
215	Series 2134, Class PI, IO, 6.50%, 03/15/19	40
133	Series 2135, Class UK, IO, 6.50%, 03/15/14	19
134	Series 2141, IO, 7.00%, 04/15/29	29
221	Series 2143, Class CD, 6.00%, 02/15/28	221
287	Series 2163, Class PC, IO, 7.50%, 06/15/29	65
1,507	Series 2169, Class TB, 7.00%, 06/15/29	1,592
942	Series 2172, Class QC, 7.00%, 07/15/29	991
1,179	Series 2176, Class OJ, 7.00%, 08/15/29	1,219
359	Series 2189, Class SA, IF, 6.87%, 02/15/28	367
860	Series 2201, Class C, 8.00%, 11/15/29	896
633	Series 2209, Class TC, 8.00%, 01/15/30	670
858	Series 2210, Class Z, 8.00%, 01/15/30	894
202	Series 2224, Class CB, 8.00%, 03/15/30	208
740	Series 2230, Class Z, 8.00%, 04/15/30	761
613	Series 2234, Class PZ, 7.50%, 05/15/30	639
515	Series 2247, Class Z, 7.50%, 08/15/30	517
667	Series 2256, Class MC, 7.25%, 09/15/30	676
1,446	Series 2259, Class ZM, 7.00%, 10/15/30	1,492
71	Series 2261, Class ZY, 7.50%, 10/15/30	72
188	Series 2262, Class Z, 7.50%, 10/15/30	189
1,384	Series 2271, Class PC, 7.25%, 12/15/30	1,411
1,555	Series 2283, Class K, 6.50%, 12/15/23	1,616
920	Series 2296, Class PD, 7.00%, 03/15/31	954

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
74	Series 2299, Class G, 7.00%, 05/15/14	74
250	Series 2306, Class K, PO, 05/15/24	206
591	Series 2306, Class SE, IF, IO, 5.53%, 05/15/24	94
890	Series 2313, Class LA, 6.50%, 05/15/31	915
628	Series 2323, Class VO, 6.00%, 10/15/22	631
1,978	Series 2325, Class PM, 7.00%, 06/15/31	2,087
1,130	Series 2335, Class VH, 7.00%, 05/15/14	1,134
4,938	Series 2344, Class QG, 6.00%, 08/15/16	5,001
10,247	Series 2344, Class ZD, 6.50%, 08/15/31	10,482
884	Series 2344, Class ZJ, 6.50%, 08/15/31	908
989	Series 2345, Class NE, 6.50%, 08/15/31	1,013
1,139	Series 2345, Class PQ, 6.50%, 08/15/16	1,166
24	Series 2345, Class PV, 6.50%, 01/15/24	24
22	Series 2349, Class NW, 6.50%, 10/15/16	22
729	Series 2351, Class PZ, 6.50%, 08/15/31	751
1,778	Series 2353, Class TD, 6.00%, 09/15/16	1,809
1,602	Series 2355, Class BP, 6.00%, 09/15/16	1,622
670	Series 2359, Class PM, 6.00%, 09/15/16	678
1,197	Series 2359, Class ZB, 8.50%, 06/15/31	1,371
2,890	Series 2360, Class PG, 6.00%, 09/15/16	2,926
1,704	Series 2362, Class PD, 6.50%, 06/15/20	1,713
364	Series 2362, Class PJ, 6.50%, 10/15/28	365
681	Series 2363, Class PF, 6.00%, 09/15/16	689
1,239	Series 2366, Class MD, 6.00%, 10/15/16	1,255
1,582	Series 2367, Class ME, 6.50%, 10/15/31	1,641
1,127	Series 2371, Class VB, 6.00%, 08/15/15	1,127
216	Series 2374, Class PV, 5.50%, 12/15/14	216
62	Series 2382, Class TL, IO, 6.50%, 02/15/31	2
278	Series 2391, Class QE, 5.50%, 05/15/15	278
4,840	Series 2391, Class QR, 5.50%, 12/15/16	4,848
791	Series 2391, Class VQ, 6.00%, 10/15/12	803
1,884	Series 2392, Class PV, 6.00%, 12/15/20	1,897
1,666	Series 2394, Class MC, 6.00%, 12/15/16	1,687
1,884	Series 2399, Class OH, 6.50%, 01/15/32	1,939
3,014	Series 2399, Class TH, 6.50%, 01/15/32	3,101
3,183	Series 2410, Class NG, 6.50%, 02/15/32	3,294
966	Series 2410, Class OE, 6.38%, 02/15/32	985
2,432	Series 2410, Class QS, IF, 5.64%, 02/15/32	2,408
846	Series 2410, Class QX, IF, IO, 3.32%, 02/15/32	66
403	Series 2412, Class SE, IF, 4.99%, 02/15/09	402
1,366	Series 2412, Class SP, IF, 5.44%, 02/15/32	1,291
3,545	Series 2420, Class XK, 6.50%, 02/15/32	3,655
1,818	Series 2423, Class MC, 7.00%, 03/15/32	1,885
1,829	Series 2423, Class MT, 7.00%, 03/15/32	1,896
1,450	Series 2425, Class OB, 6.00%, 03/15/17	1,469
2,260	Series 2430, Class WF, 6.50%, 03/15/32	2,339
2,587	Series 2434, Class TC, 7.00%, 04/15/32	2,686
565	Series 2435, Class CJ, 6.50%, 04/15/32	585
1,884	Series 2435, Class VH, 6.00%, 07/15/19	1,912
2,299	Series 2436, Class MC, 7.00%, 04/15/32	2,387
1,612	Series 2444, Class ES, IF, IO, 2.62%, 03/15/32	108
950	Series 2450, Class GZ, 7.00%, 05/15/32	978
1,290	Series 2450, Class SW, IF, IO, 2.67%, 03/15/32	97
799	Series 2454, Class BG, 6.50%, 08/15/31	807
3,791	Series 2455, Class GK, 6.50%, 05/15/32	3,915
942	Series 2458, Class QE, 5.50%, 06/15/17	944
2,418	Series 2460, Class VZ, 6.00%, 11/15/29	2,442
263	Series 2461, Class VB, 6.50%, 04/15/18	263
2,515	Series 2462, Class JG, 6.50%, 06/15/32	2,599
1,921	Series 2466, Class PG, 6.50%, 04/15/32	1,981
942	Series 2466, Class PH, 6.50%, 06/15/32	975
1,884	Series 2474, Class NR, 6.50%, 07/15/32	1,951
693	Series 2480, Class PV, 6.00%, 07/15/11	703
1,767	Series 2484, Class LZ, 6.50%, 07/15/32	1,849
1,615	Series 2498, Class UD, 5.50%, 06/15/16	1,614
1,067	Series 2500, Class GD, 5.50%, 12/15/15	1,065
2,260	Series 2500, Class MC, 6.00%, 09/15/32	2,265
1,165	Series 2500, Class TD, 5.50%, 02/15/16	1,163
428	Series 2503, Class BH, 5.50%, 09/15/17	429
1,130	Series 2512, Class PG, 5.50%, 10/15/22	1,112
2,381	Series 2513, Class YO, PO, 02/15/32	2,038
3,767	Series 2515, Class DE, 4.00%, 03/15/32	3,485
1,612	Series 2518, Class PX, 5.50%, 09/15/13	1,617
487	Series 2519, Class BT, 8.50%, 09/15/31	522
620	Series 2521, Class PU, 5.50%, 05/15/10	622
2,172	Series 2527, Class VU, 5.50%, 10/15/13	2,176
1,695	Series 2535, Class BK, 5.50%, 12/15/22	1,695
2,260	Series 2537, Class TE, 5.50%, 12/15/17	2,260
1,130	Series 2541, Class GX, 5.50%, 02/15/17	1,131
1,884	Series 2543, Class YX, 6.00%, 12/15/32	1,899
2,449	Series 2544, Class HC, 6.00%, 12/15/32	2,464
2,532	Series 2552, Class ME, 6.00%, 01/15/33	2,546
1,957	Series 2565, Class MB, 6.00%, 05/15/30	1,978
1,281	Series 2567, Class QD, 6.00%, 02/15/33	1,287
594	Series 2571, Class SK, IF, 11.51%, 09/15/23	697
3,767	Series 2575, Class ME, 6.00%, 02/15/33	3,801
2,353	Series 2586, Class WI, IO, 6.50%, 03/15/33	581
1,713	Series 2594, Class VA, 6.00%, 03/15/14	1,738
3,706	Series 2594, Class VP, 6.00%, 02/15/14	3,752
3,540	Series 2594, Class VQ, 6.00%, 08/15/20	3,569

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,380	Series 2596, Class QG, 6.00%, 03/15/33	1,383
6,521	Series 2597, Class DS, IF, IO, 2.22%, 02/15/33	408
8,690	Series 2599, Class DS, IF, IO, 1.67%, 02/15/33	443
10,536	Series 2610, Class DS, IF, IO, 1.77%, 03/15/33	613
10,851	Series 2611, Class SH, IF, IO, 2.32%, 10/15/21	716
1,130	Series 2611, Class UH, 4.50%, 05/15/18	1,060
1,507	Series 2617, Class GR, 4.50%, 05/15/18	1,417
387	Series 2619, Class HR, 3.50%, 11/15/31	359
1,643	Series 2619, Class IM, IO, 5.00%, 10/15/21	226
539	Series 2624, Class IU, IO, 5.00%, 06/15/33	133
9,723	Series 2626, Class NS, IF, IO, 1.22%, 06/15/23	482
856	Series 2628, Class WA, 4.00%, 07/15/28	810
11,470	Series 2630, Class KN, 2.50%, 04/15/13	11,141
2,260	Series 2631, Class LC, 4.50%, 06/15/18	2,129
1,216	Series 2636, Class Z, 4.50%, 06/15/18	1,135
3,044	Series 2637, Class SA, IF, IO, 0.77%, 06/15/18	86
169	Series 2638, Class DS, IF, 3.27%, 07/15/23	137
4,071	Series 2638, Class SA, IF, IO, 1.77%, 11/15/16	162
829	Series 2640, Class UG, IO, 5.00%, 01/15/32	258
1,070	Series 2640, Class UR, IO, 4.50%, 08/15/17	104
932	Series 2643, Class HI, IO, 4.50%, 12/15/16	90
984	Series 2643, Class KG, 4.00%, 05/15/18	980
2,522	Series 2650, PO, 12/15/32	2,017
8,642	Series 2650, Class SO, PO, 12/15/32	6,910
2,164	Series 2651, Class VZ, 4.50%, 07/15/18	2,018
1,673	Series 2656, Class SH, IF, 5.61%, 02/15/25	1,634
608	Series 2663, Class EO, PO, 08/15/33	414
3,051	Series 2668, Class SB, IF, 2.46%, 10/15/15	2,717
1,884	Series 2672, Class ME, 5.00%, 11/15/22	1,825
620	Series 2672, Class SJ, IF, 2.42%, 09/15/16	546
5,650	Series 2675, Class CK, 4.00%, 09/15/18	5,118
2,443	Series 2682, Class YS, IF, 0.90%, 10/15/33	1,578
406	Series 2683, Class VA, 5.50%, 02/15/21	407
16,500	Series 2684, PO, 01/15/33	9,995
3,014	Series 2684, Class TO, PO, 10/15/33	1,744
1,507	Series 2686, Class GB, 5.00%, 05/15/20	1,490
4,210	Series 2686, Class NS, IF, IO, 2.27%, 10/15/21	264
1,820	Series 2691, Class WS, IF, 1.00%, 10/15/33	1,176
1,712	Series 2695, Class DE, 4.00%, 01/15/17	1,612
1,199	Series 2695, Class DG, 4.00%, 10/15/18	1,091
626	Series 2696, Class CO, PO, 10/15/18	440
1,205	Series 2702, Class PC, 5.00%, 01/15/23	1,160
1,217	Series 2705, Class SC, IF, 1.00%, 11/15/33	824
2,298	Series 2705, Class SD, IF, 2.15%, 11/15/33	1,672
1,712	Series 2715, Class OG, 5.00%, 01/15/23	1,636
3,014	Series 2716, Class UN, 4.50%, 12/15/23	2,771
1,507	Series 2720, Class PC, 5.00%, 12/15/23	1,460
3,545	Series 2721, Class PI, IO, 5.00%, 05/15/16	200
269	Series 2727, PO, 01/15/34	152
7,722	Series 2727, Class BS, IF, 1.08%, 01/15/34	4,575
63	Series 2733, Class GF, FRN, 0.00%, 09/15/33	59
844	Series 2739, Class S, IF, 1.34%, 01/15/34	480
1,020	Series 2744, Class FE, FRN, 0.00%, 02/15/34	806
753	Series 2744, Class PC, 5.50%, 01/15/31	756
1,705	Series 2744, Class PE, 5.50%, 02/15/34	1,706
3,332	Series 2744, Class TU, 5.50%, 05/15/32	3,277
2,579	Series 2749, Class PK, IO, 5.00%, 09/15/22	117
789	Series 2753, Class S, IF, 1.34%, 02/15/34	458
6,007	Series 2755, Class PA, PO, 02/15/29	5,136
3,348	Series 2755, Class SA, IF, 3.54%, 05/15/30	3,075
868	Series 2766, Class SX, IF, 0.29%, 03/15/34	568
705	Series 2769, PO, 03/15/34	417
455	Series 2771, Class FG, FRN, 0.00%, 03/15/34	360
2,183	Series 2776, Class SK, IF, 1.08%, 04/15/34	1,487
1,506	Series 2777, Class OM, PO, 12/15/32	915
768	Series 2778, Class BS, IF 2.43%, 04/15/34	588
858	Series 2780, Class JG, 4.50%, 04/15/19	801
1,284	Series 2783, Class AT, 4.00%, 04/15/19	1,141
1,712	Series 2809, Class UB, 4.00%, 09/15/17	1,608
5,515	Series 2809, Class UC, 4.00%, 06/15/19	4,956
269	Series 2827, Class SQ, IF, 7.50%, 01/15/19	270
147	Series 2841, Class GO, PO, 08/15/34	107
1,173	Series 2846, PO, 08/15/34	976
667	Series 2849, PO, 08/15/34	487
469	Series 2888, Class SL, IF, 1.74%, 11/15/34	400
400	Series 2949, Class GU, IF, 0.00%, 03/15/35	259
560	Series 2958, Class KB, 5.50%, 04/15/35	559
856	Series 2958, Class QD, 4.50%, 04/15/20	809
3,425	Series 2965, Class GD, 4.50%, 04/15/20	3,218
8,562	Series 2971, Class GB, 5.00%, 11/15/16	8,500
856	Series 2971, Class GC, 5.00%, 07/15/18	842
942	Series 2975, Class KO, PO, 05/15/35	540
1,474	Series 2989, PO, 06/15/23	1,141
4,281	Series 3004, Class EK, 5.50%, 07/15/35	4,158
156	Series 3027, Class PZ, 4.50%, 09/15/25	155
6,422	Series 3047, Class OB, 5.50%, 12/15/33	6,432
944	Series 3047, Class OD, 5.50%, 10/15/35	925
3,095	Series 3064, Class MC, 5.50%, 11/15/35	2,977
2,141	Series 3064, Class OB, 5.50%, 07/15/29	2,137
3,326	Series 3068, Class QB, 4.50%, 06/15/20	3,164

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
2,141		Series 3074, Class BH, 5.00%, 11/15/35	2,039
1,341		Series 3101, Class EA, 6.00%, 06/15/20	1,336
3,118		Series 3117, Class OK, PO, 02/15/36	2,188
2,956		Series 3118, Class DM, 5.00%, 02/15/24	2,812
1,218		Series 3122, Class ZB, 6.00%, 03/15/36	1,217
4,041		Series 3134, PO, 03/15/36	3,145
4,948		Series 3138, PO, 04/15/36	3,632
3,474		Series 3150, PO, 05/15/36	2,584
2,000		Series 3151, Class UC, 5.50%, 08/15/35	1,956
2,979		Series 3158, Class LX, FRN, 0.00%, 05/15/36	2,529
909		Series 3164, Class CF, FRN, 0.00%, 04/15/33	817
2,242		Series 3189, Class SN, IF, 0.75%, 11/15/35	2,142
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,455		Series T-41, Class 3A, 7.50%, 07/25/32	1,506
900		Series T-51, Class 2A, VAR, 7.50%, 08/25/42	936
4,332		Series T-54, Class 2A, 6.50%, 02/25/43	4,364
1,516		Series T-54, Class 3A, 7.00%, 02/25/43	1,558
630		Series T-58, Class A, PO, 09/25/43	533
		Federal Home Loan Mortgage Corp. — Government National Mortgage Association,
916		Series 8, Class ZA, 7.00%, 03/25/23	931
65		Series 29, Class J, 7.00%, 09/25/23	65
1,452		Series 55, Class GL, IF, IO, 0.60%, 04/25/24	6
		Federal National Mortgage Association,
21		Series 23, Class 2, IO, 10.00%, 09/01/17	5
2		Series 50, Class 2, IO, 10.50%, 03/01/19	1
67		Series 218, Class 2, IO, 7.50%, 04/01/23	15
54		Series 265, Class 2, 9.00%, 03/01/24	59
1,469		Series 329, Class 1, PO, 12/01/32	1,090
1,654		Series 340, Class 1, PO, 09/01/33	1,184
26		Series 1988-7, Class Z, 9.25%, 04/25/18	28
69		Series 1989-70, Class G, 8.00%, 10/25/19	73
23		Series 1989-78, Class H, 9.40%, 11/25/19	25
47		Series 1989-83, Class H, 8.50%, 11/25/19	50
44		Series 1989-89, Class H, 9.00%, 11/25/19	46
38		Series 1990-1, Class D, 8.80%, 01/25/20	40
8		Series 1990-60, Class K, 5.50%, 06/25/20	8
14		Series 1990-63, Class H, 9.50%, 06/25/20	15
14		Series 1990-93, Class G, 5.50%, 08/25/20	14
—	(h)	Series 1990-94, Class H, HB, 505.00%, 08/25/20	5
—	(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	8
62		Series 1990-102, Class J, 6.50%, 08/25/20	63
104		Series 1990-120, Class H, 9.00%, 10/25/20	112
9		Series 1990-134, Class SC, IF, 13.58%, 11/25/20	11
1		Series 1990-140, Class K, HB, 652.15%, 12/25/20	12
—	(h)	Series 1991-7, Class K, HB, 907.68%, 02/25/21	2
44		Series 1991-24, Class Z, 5.00%, 03/25/21	43
50		Series 1992-38, Class Z, 7.50%, 02/25/22	51
10		Series 1992-101, Class J, 7.50%, 06/25/22	10
237		Series 1992-136, Class PK, 6.00%, 08/25/22	241
167		Series 1992-143, Class MA, 5.50%, 09/25/22	168
28		Series 1992-152, Class N, IO 8.00%, 08/25/07	1
236		Series 1992-156, Class K, 7.50%, 09/25/07	237
407		Series 1992-163, Class M, 7.75%, 09/25/22	428
725		Series 1992-188, Class PZ, 7.50%, 10/25/22	759
67		Series 1993-8, Class H, 7.00%, 01/25/08	68
318		Series 1993-21, Class KA, 7.70%, 03/25/23	335
456		Series 1993-25, Class J, 7.50%, 03/25/23	480
126		Series 1993-27, Class SA, IF, 15.50%, 02/25/23	158
221		Series 1993-55, Class K, 6.50%, 05/25/08	222
93		Series 1993-59, Class FA, FRN, 6.09%, 05/25/08	94
195		Series 1993-62, Class SA, IF, 10.99%, 04/25/23	219
27		Series 1993-72, Class F, FRN, 4.99%, 05/25/08	27
16		Series 1993-107, Class F, FRN, 4.94%, 06/25/08	16
206		Series 1993-164, Class SC, IF, 9.66%, 09/25/08	212
94		Series 1993-165, Class SD, IF, 6.18%, 09/25/23	93
204		Series 1993-165, Class SK, IF, 12.50%, 09/25/23	236
492		Series 1993-167, Class GA, 7.00%, 09/25/23	503
59		Series 1993-175, Class SA, IF, 11.11%, 09/25/08	62
142		Series 1993-179, Class SB, IF, 11.86%, 10/25/23	163
94		Series 1993-179, Class SC, IF, 10.50%, 10/25/23	104
59		Series 1993-186, Class SA, IF, 9.25%, 09/25/08	61
178		Series 1993-190, Class S, IF, 7.38%, 10/25/08	180
59		Series 1993-196, Class FA, FRN, 4.99%, 10/25/08	59
33		Series 1993-196, Class SB, IF, 9.25%, 10/25/08	34
78		Series 1993-197, Class SB, IF, 7.05%, 10/25/08	79
536		Series 1993-199, Class FA, FRN, 5.89%, 10/25/23	544
266		Series 1993-205, Class H, PO, 09/25/23	215
504		Series 1993-220, Class SG, IF, 5.31%, 11/25/13	507
238		Series 1993-221, Class FH, FRN, 6.44%, 12/25/08	240

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
116		Series 1993-221, Class SE, IF, 9.50%, 12/25/08	119
250		Series 1993-225, Class UB, 6.50%, 12/25/23	258
91		Series 1993-230, Class FA, FRN, 5.94%, 12/25/23	93
229		Series 1993-233, Class SB, IF, 8.63%, 12/25/08	234
413		Series 1993-247, Class FE, FRN, 6.34%, 12/25/23	421
191		Series 1993-247, Class SU, IF, 8.86%, 12/25/23	206
825		Series 1993-250, Class Z, 7.00%, 12/25/23	850
2,962		Series 1993-257, Class C, PO, 06/25/23	2,567
52		Series 1994-12, Class FC, FRN, 5.14%, 01/25/09	52
25		Series 1994-13, Class SK, IF, 9.84%, 02/25/09	26
6		Series 1994-33, Class F, FRN, 5.74%, 03/25/09	6
120		Series 1994-33, Class FA, FRN, 5.09%, 03/25/09	119
693		Series 1994-34, Class DZ, 6.00%, 03/25/09	694
1,570		Series 1994-37, Class L, 6.50%, 03/25/24	1,599
5,898		Series 1994-40, Class Z, 6.50%, 03/25/24	6,083
170		Series 1994-55, Class G, 6.75%, 12/25/23	170
197		Series 1995-2, Class Z, 8.50%, 03/25/25	208
251		Series 1995-19, Class Z, 6.50%, 11/25/23	267
1,693		Series 1996-14, Class SE, IF, IO, 5.68%, 08/25/23	254
86		Series 1996-20, Class L, PO, 09/25/08	82
222		Series 1996-24, Class B, PO, 10/25/08	216
140		Series 1996-24, Class E, PO, 03/25/09	131
63		Series 1996-27, Class FC, FRN, 5.84%, 03/25/17	63
298		Series 1996-32, Class PH, 7.00%, 01/25/26	299
353		Series 1996-39, Class J, PO, 09/25/08	337
—	(h)	Series 1996-46, Class PE, PO, 09/25/06	—	(h)
145		Series 1996-59, Class J, 6.50%, 08/25/22	149
2,004		Series 1997-20, IF, IO, 1.84%, 03/25/27	108
109		Series 1997-27, Class J, 7.50%, 04/18/27	114
169		Series 1997-29, Class J, 7.50%, 04/20/27	177
1,021		Series 1997-39, Class PD, 7.50%, 05/20/27	1,060
807		Series 1997-42, Class EN, 7.25%, 07/18/27	825
169		Series 1997-42, Class ZC, 6.50%, 07/18/27	174
127		Series 1997-51, Class PM, IO, 7.00%, 05/18/12	8
2,468		Series 1997-61, Class ZC, 7.00%, 02/25/23	2,561
470		Series 1997-81, Class PI, IO, 7.00%, 12/18/27	105
76		Series 1998-4, Class C, PO, 04/25/23	62
200		Series 1998-27, Class B, PO, 12/25/08	190
1,764		Series 1998-36, Class ZB, 6.00%, 07/18/28	1,774
603		Series 1998-43, Class SA, IF, IO, 10.56%, 04/25/23	181
793		Series 1998-66, Class SB, IF, IO, 2.83%, 12/25/28	59
451		Series 1999-17, Class C, 6.35%, 04/25/29	462
1,257		Series 1999-18, Class Z, 5.50%, 04/18/29	1,238
1,123		Series 1999-38, Class SK, IF, IO, 2.73%, 08/25/23	82
263		Series 1999-52, Class NS, IF, 8.47%, 10/25/23	286
639		Series 1999-62, Class PB, 7.50%, 12/18/29	670
2,115		Series 2000-2, Class ZE, 7.50%, 02/25/30	2,223
899		Series 2000-20, Class SA, IF, IO, 3.78%, 07/25/30	80
167		Series 2000-52, IO, 8.50%, 01/25/31	39
1,013		Series 2001-4, Class PC, 7.00%, 03/25/21	1,049
1,033		Series 2001-5, Class OW, 6.00%, 03/25/16	1,045
780		Series 2001-7, Class PF, 7.00%, 03/25/31	811
1,894		Series 2001-7, Class PR, 6.00%, 03/25/16	1,951
2,221		Series 2001-10, Class PR, 6.00%, 04/25/16	2,281
268		Series 2001-28, Class VB, 6.00%, 02/25/20	267
1,545		Series 2001-30, Class PM, 7.00%, 07/25/31	1,606
910		Series 2001-31, Class VD, 6.00%, 05/25/31	922
2,943		Series 2001-33, Class ID, IO, 6.00%, 07/25/31	659
1,790		Series 2001-36, Class DE, 7.00%, 08/25/31	1,841
3,588		Series 2001-44, Class MY, 7.00%, 09/25/31	3,801
665		Series 2001-44, Class PD, 7.00%, 09/25/31	691
794		Series 2001-44, Class PU, 7.00%, 09/25/31	825
3,151		Series 2001-48, Class Z, 6.50%, 09/25/21	3,267
776		Series 2001-49, Class DQ, 6.00%, 11/25/15	779
671		Series 2001-49, Class Z, 6.50%, 09/25/31	690
753		Series 2001-50, Class VB, 6.50%, 12/25/16	755
505		Series 2001-52, Class KB, 6.50%, 10/25/31	519
539		Series 2001-52, Class XM, 6.50%, 11/25/10	546
2,030		Series 2001-52, Class XN, 6.50%, 11/25/15	2,085
1,884		Series 2001-61, Class VB, 7.00%, 12/25/16	1,922
753		Series 2001-61, Class VQ, 6.50%, 08/25/15	757
3,017		Series 2001-61, Class Z, 7.00%, 11/25/31	3,150
342		Series 2001-71, Class JW, 6.00%, 08/25/21	341
1,014		Series 2001-71, Class MB, 6.00%, 12/25/16	1,026
2,366		Series 2001-71, Class QE, 6.00%, 12/25/16	2,395
497		Series 2001-72, Class SX, IF, 5.07%, 12/25/31	472
2,260		Series 2001-74, Class MB, 6.00%, 12/25/16	2,317
524		Series 2001-78, Class VB, 6.00%, 12/25/15	522
2,252		Series 2001-80, Class PE, 6.00%, 07/25/29	2,279
671		Series 2002-1, Class HC, 6.50%, 02/25/22	687
659		Series 2002-1, Class SA, IF, 7.88%, 02/25/32	702
413		Series 2002-1, Class UD, IF, 5.80%, 12/25/23	415
2,706		Series 2002-2, Class UC, 6.00%, 02/25/17	2,718
6,969		Series 2002-3, Class OG, 6.00%, 02/25/17	7,068

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
2,305	Series 2002-4, Class VC, 6.50%, 03/25/24	2,315
1,507	Series 2002-7, Class OG, 6.00%, 03/25/17	1,528
147	Series 2002-7, Class QM, 6.00%, 02/25/20	146
3,909	Series 2002-7, Class TG, 6.00%, 03/25/17	3,977
640	Series 2002-8, Class SR, IF, 5.01%, 03/25/09	636
375	Series 2002-9, Class VE, 6.50%, 12/25/12	377
866	Series 2002-11, Class QG, 5.50%, 03/25/17	867
5,092	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	259
89	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	101
6,729	Series 2002-18, Class PC, 5.50%, 04/25/17	6,766
1,692	Series 2002-19, Class PE, 6.00%, 04/25/17	1,712
263	Series 2002-21, Class LO, PO, 04/25/32	202
2,252	Series 2002-21, Class PE, 6.50%, 04/25/32	2,312
1,130	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,140
5,273	Series 2002-28, Class PK, 6.50%, 05/25/32	5,421
122	Series 2002-36, Class HZ, 7.00%, 12/25/29	122
1,558	Series 2002-37, Class Z, 6.50%, 06/25/32	1,590
753	Series 2002-42, Class C, 6.00%, 07/25/17	769
3,767	Series 2002-48, Class GH, 6.50%, 08/25/32	3,878
678	Series 2002-55, Class QE, 5.50%, 09/25/17	675
11,300	Series 2002-56, Class UC, 5.50%, 09/25/17	11,316
2,303	Series 2002-59, Class VB, 6.50%, 04/25/32	2,309
1,947	Series 2002-61, Class PE, 5.50%, 05/25/16	1,942
1,056	Series 2002-62, Class ZE, 5.50%, 11/25/17	1,054
517	Series 2002-73, Class S, IF, 2.94%, 11/25/09	496
3,014	Series 2002-74, Class LD, 5.00%, 01/25/16	2,974
4,229	Series 2002-74, Class PD, 5.00%, 11/25/15	4,179
2,895	Series 2002-74, Class VA, 6.00%, 11/25/31	2,891
4,708	Series 2002-74, Class VB, 6.00%, 11/25/31	4,752
2,008	Series 2002-77, Class S, IF, 4.72%, 12/25/32	1,894
3,317	Series 2002-83, Class CS, 6.88%, 08/25/23	3,436
520	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	88
729	Series 2002-93, Class PD, 3.50%, 02/25/29	703
3,107	Series 2002-94, Class BK, 5.50%, 01/25/18	3,110
1,692	Series 2003-8, Class SB, IF, IO, 2.33%, 03/25/16	66
1,317	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	30
2,524	Series 2003-22, Class UD, 4.00%, 04/25/33	2,018
640	Series 2003-27, Class DW, 4.50%, 04/25/17	612
1,758	Series 2003-34, Class AX, 6.00%, 05/25/33	1,762
1,516	Series 2003-34, Class ED, 6.00%, 05/25/33	1,525
1,020	Series 2003-39, IO, VAR, 6.00%, 05/25/33	247
1,319	Series 2003-39, Class LW, 5.50%, 05/25/23	1,281
1,884	Series 2003-41, Class PE, 5.50%, 05/25/23	1,888
735	Series 2003-42, Class GB, 4.00%, 05/25/33	626
753	Series 2003-47, Class PE, 5.75%, 06/25/33	738
3,132	Series 2003-52, Class PA, 6.50%, 06/25/35	3,234
1,276	Series 2003-52, Class SX, IF, 6.98%, 10/25/31	1,306
784	Series 2003-64, Class SX, IF, 0.25%, 07/25/33	499
1,055	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	127
492	Series 2003-67, Class VQ, 7.00%, 01/25/19	513
521	Series 2003-68, Class QP, 3.00%, 07/25/22	479
1,773	Series 2003-71, Class DS, IF, 0.26%, 08/25/33	1,175
5,001	Series 2003-73, Class GA, 3.50%, 05/25/31	4,657
502	Series 2003-74, Class SH, IF, 0.59%, 08/25/33	322
1,663	Series 2003-76, Class GQ, 4.50%, 08/25/18	1,559
12,857	Series 2003-80, Class SY, IF, IO, 2.33%, 06/25/23	1,068
1,235	Series 2003-81, Class LC, 4.50%, 09/25/18	1,165
4,897	Series 2003-83, Class PG, 5.00%, 06/25/23	4,740
2,972	Series 2003-86, Class KR, 4.50%, 09/25/16	2,884
1,471	Series 2003-91, Class SD, IF, 3.63%, 09/25/33	1,317
578	Series 2003-92, Class SH, IF, 2.67%, 09/25/18	479
2,260	Series 2003-106, Class US, IF, 1.09%, 11/25/23	1,545
302	Series 2003-106, Class WS, IF, 2.73%, 02/25/23	255
1,284	Series 2003-113, Class PC, 4.00%, 03/25/15	1,242
8,596	Series 2003-116, Class SB, IF, IO, 2.28%, 11/25/33	524
5,137	Series 2003-117, Class JB, 3.50%, 06/25/33	4,524
1,507	Series 2003-122, Class TE, 5.00%, 12/25/22	1,447
1,130	Series 2003-128, Class KE, 4.50%, 01/25/14	1,101
856	Series 2003-128, Class NG, 4.00%, 01/25/19	770
1,506	Series 2003-130, Class SX, IF, 3.53%, 01/25/34	1,418
1,205	Series 2003-132, Class OA, PO, 08/25/33	930
6,145	Series 2004-4, Class QI, IF, IO, 1.78%, 06/25/33	386
581	Series 2004-4, Class QM, IF, 3.55%, 06/25/33	528
3,430	Series 2004-10, Class SC, IF, 7.30%, 02/25/34	3,591
1,988	Series 2004-14, Class SD, IF, 1.09%, 03/25/34	1,308
1,664	Series 2004-21, Class CO, PO, 04/25/34	950
676	Series 2004-22, Class A, 4.00%, 04/25/19	624
1,130	Series 2004-25, Class PC, 5.50%, 01/25/34	1,111
6,574	Series 2004-25, Class SA, IF, 4.88%, 04/25/34	6,441
7,658	Series 2004-27, Class HB, 4.00%, 05/25/19	6,797
753	Series 2004-36, Class PC, 5.50%, 02/25/34	741
4,768	Series 2004-36, Class SA, IF, 4.88%, 05/25/34	4,621
2,139	Series 2004-36, Class SN, IF, 3.55%, 07/25/33	1,950
4,281	Series 2004-37, Class AG, 4.50%, 11/25/32	3,982
2,617	Series 2004-46, Class QB, IF, 2.70%, 05/25/34	2,365

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
2,209		Series 2004-51, Class SY, IF, 3.59%, 07/25/34	1,996
942		Series 2004-53, Class NC, 5.50%, 07/25/24	938
238		Series 2004-61, Class SK, IF, 8.50%, 11/25/32	241
753		Series 2004-76, Class CL, 4.00%, 10/25/19	682
377		Series 2004-81, Class AC, 4.00%, 11/25/19	340
1,319		Series 2004-92, Class JO, PO, 12/25/34	1,086
1,663		Series 2005-28, Class JA, 5.00%, 04/25/35	1,507
1,113		Series 2005-47, Class AN, 5.00%, 12/25/16	1,103
1,550		Series 2005-59, Class PC, 5.50%, 03/25/31	1,531
1,284		Series 2005-68, Class BC, 5.25%, 06/25/35	1,227
4,709		Series 2005-68, Class PG, 5.50%, 08/25/35	4,679
1,927		Series 2005-68, Class UC, 5.00%, 06/25/35	1,815
25,687		Series 2005-84, Class XM, 5.75%, 10/25/35	25,869
3,425		Series 2005-109, Class PC, 6.00%, 12/25/35	3,489
21,406		Series 2005-110, Class GJ, 5.50%, 11/25/30	21,346
14,556		Series 2005-110, Class GK, 5.50%, 08/25/34	14,199
4,281		Series 2005-110, Class GL, 5.50%, 12/25/35	4,121
2,997		Series 2005-110, Class MN, 5.50%, 06/25/35	2,962
3,500		Series 2005-116, Class PB, 6.00%, 04/25/34	3,558
2,078		Series 2006-22, Class AO, PO, 04/25/36	1,504
3,099		Series 2006-39, Class WC, 5.50%, 01/25/36	3,029
5,828		Series 2006-44, Class GO, PO, 06/25/36	4,479
15,574		Series 2006-44, Class P, PO, 12/25/33	11,340
2,000		Series 2006-46, Class UC, 5.50%, 12/25/35	1,952
967		Series 2006-53, Class JO, PO, 06/25/36	597
2,600		Series 2006-56, PO, 07/25/36	1,783
5,973		Series 2006-58, Class AP, PO, 07/25/36	4,486
2,560		Series 2006-58, PO, 07/25/36	1,948
6,376		Series 2006-59, Class QO, PO, 01/25/33	4,844
2,022		Series 2006-60, Class DZ, 6.50%, 07/25/36	2,112
6,000		Series 2006-77, Class PC, 6.50%, 08/25/36	6,263
2		Series G-17, Class S, FRN, HB, 531.96%, 06/25/21	35
135		Series G-28, Class S, IF, 9.76%, 09/25/21	150
104		Series G-35, Class M, 8.75%, 10/25/21	111
45		Series G-51, Class SA, IF, 15.95%, 12/25/21	58
199		Series G92-15, Class Z, 7.00%, 01/25/22	202
—	(h)	Series G92-27, Class SQ, IF, HB, 5,278.68%, 05/25/22	6
545		Series G92-35, Class E, 7.50%, 07/25/22	569
—	(h)	Series G92-35, Class G, HB, 1,184.78%, 07/25/22	16
66		Series G92-42, Class Z, 7.00%, 07/25/22	68
2,887		Series G92-44, Class ZQ, 8.00%, 07/25/22	3,051
82		Series G92-52, Class FD, FRN, 5.36%, 09/25/22	82
730		Series G92-54, Class ZQ, 7.50%, 09/25/22	765
89		Series G92-59, Class F, FRN, 4.79%, 10/25/22	88
171		Series G92-61, Class Z, 7.00%, 10/25/22	177
137		Series G92-62, Class B, PO, 10/25/22	113
599		Series G93-1, Class KA, 7.90%, 01/25/23	634
128		Series G93-5, Class Z, 6.50%, 02/25/23	130
181		Series G93-14, Class J, 6.50%, 03/25/23	184
399		Series G93-17, Class SI, IF, 6.00%, 04/25/23	407
407		Series G93-27, Class FD, FRN, 6.22%, 08/25/23	413
93		Series G93-37, Class H, PO, 09/25/23	77
126		Series G95-1, Class C, 8.80%, 01/25/25	135
1		Series K, Class 2, HB, 256.00%, 11/01/08	3
		Federal National Mortgage Association Whole Loan,
808		Series 2002-W5, Class A7, 6.25%, 08/25/30	810
761		Series 2002-W5, Class A10, IF, IO, 2.78%, 11/25/30	40
2,651		Series 2003-W1, Class 1A1, 6.50%, 12/25/42	2,695
874		Series 2003-W1, Class 2A, 7.50%, 12/25/42	906
451		Series 2003-W4, Class 2A, 6.50%, 10/25/42	458
666		Series 2003-W8, Class 1A3, 4.75%, 12/25/42	661
3,246		Series 2004-W2, Class 2A2, 7.00%, 02/25/44	3,341
		Government National Mortgage Association,
2,003		Series 1994-3, Class PQ, 7.49%, 07/16/24	2,093
1,216		Series 1994-4, Class KQ, 7.99%, 07/16/24	1,270
4,520		Series 1994-7, Class PQ, 6.50%, 10/16/24	4,688
947		Series 1996-16, Class E, 7.50%, 08/16/26	981
368		Series 1997-11, Class D, 7.50%, 07/20/27	379
1,541		Series 1997-8, Class PN, 7.50%, 05/16/27	1,601
766		Series 1998-26, Class K, 7.50%, 09/17/25	801
4,392		Series 1999-4, Class ZB, 6.00%, 02/20/29	4,434
3,635		Series 1999-10, Class ZC, 6.50%, 04/20/29	3,734
655		Series 1999-15, Class E, 6.50%, 01/16/29	663
798		Series 1999-30, Class S, IF, IO 3.23%, 08/16/29	53
43		Series 1999-33, Class SM, IF, 9.20%, 09/16/29	45
834		Series 1999-40, Class ZW, 7.50%, 11/20/29	875
1,209		Series 1999-41, Class Z, 8.00%, 11/16/29	1,265
375		Series 1999-44, Class PC, 7.50%, 12/20/29	393
3,578		Series 1999-44, Class ZC, 8.50%, 12/16/29	4,010
1,233		Series 1999-44, Class ZG, 8.00%, 12/20/29	1,284
839		Series 2000-12, Class ST, IF, 12.49%, 02/16/30	990
1,065		Series 2000-14, Class PD, 7.00%, 02/16/30	1,103
312		Series 2000-16, Class ZN, 7.50%, 02/16/30	327
5,358		Series 2000-21, Class Z, 9.00%, 03/16/30	5,874
584		Series 2000-26, Class TZ, 8.50%, 09/20/30	651
349		Series 2000-26, Class Z, 7.75%, 09/20/30	354

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
66	Series 2000-30, Class ST, IF, 11.05%, 12/16/22	78
1,027	Series 2000-31, Class Z, 9.00%, 10/20/30	1,098
265	Series 2000-34, Class SG, IF, IO, 3.21%, 10/20/30	15
559	Series 2000-35, Class ZA, 9.00%, 11/20/30	595
88	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	19
419	Series 2000-37, Class B, 8.00%, 12/20/30	436
226	Series 2000-38, Class AH, 7.15%, 12/20/30	230
946	Series 2000-6, Class Z, 7.50%, 02/20/30	987
234	Series 2000-9, Class PB, 7.50%, 06/16/26	234
486	Series 2000-9, Class Z, 8.00%, 06/20/30	515
3,919	Series 2000-9, Class ZJ, 8.50%, 02/16/30	4,233
528	Series 2001-4, Class SJ, IF, IO, 2.82%, 01/19/30	4
730	Series 2001-6, Class SD, IF, IO, 3.22%, 03/16/31	55
1,100	Series 2001-7, Class PK, 6.50%, 03/20/31	1,128
2,950	Series 2001-8, Class Z, 6.50%, 03/20/31	3,025
53	Series 2001-32, Class WA, IF, 6.81%, 07/20/31	54
794	Series 2001-35, Class SA, IF, IO 2.92%, 08/16/31	51
625	Series 2001-36, Class S, IF, IO, 2.72%, 08/16/31	46
638	Series 2001-60, Class VP, 6.50%, 07/20/17	642
1,884	Series 2001-64, Class MQ, 6.50%, 12/20/31	1,936
741	Series 2002-3, Class SP, IF, IO, 2.06%, 01/16/32	37
1,292	Series 2002-7, Class PG, 6.50%, 01/20/32	1,324
3,139	Series 2002-24, Class AG, IF, IO, 2.62%, 04/16/32	217
289	Series 2002-24, Class SB, IF, 3.93%, 04/16/32	271
7,420	Series 2002-31, Class SE, IF, IO, 2.17%, 04/16/30	428
460	Series 2002-36, Class VB, 6.50%, 07/20/19	460
1,959	Series 2002-40, Class UK, 6.50%, 06/20/32	2,035
118	Series 2002-41, Class SV, IF, 9.00%, 06/16/32	123
118	Series 2002-41, Class VB, 6.50%, 04/20/18	117
9,417	Series 2002-45, Class QE, 6.50%, 06/20/32	9,763
2,675	Series 2002-47, Class PG, 6.50%, 07/16/32	2,770
6,237	Series 2002-47, Class ZA, 6.50%, 07/20/32	6,390
179	Series 2002-51, Class SG, IF, 9.42%, 04/20/31	198
3,114	Series 2002-52, Class GH, 6.50%, 07/20/32	3,227
1,564	Series 2002-54, Class GB, 6.50%, 08/20/32	1,612
4,169	Series 2002-67, Class VA, 6.00%, 03/20/13	4,166
1,980	Series 2002-70, Class AV, 6.00%, 03/20/12	2,009
5,311	Series 2002-70, Class PS, IF, IO, 2.37%, 08/20/32	393
570	Series 2002-71, Class VJ, 6.00%, 12/20/14	569
949	Series 2002-75, Class PB, 6.00%, 11/20/32	954
959	Series 2002-79, Class KV, 6.00%, 11/20/13	973
961	Series 2002-80, Class EB, 7.00%, 01/20/32	988
477	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	11
1,876	Series 2002-88, Class VA, 6.00%, 12/20/17	1,905
2,296	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	389
1,105	Series 2003-4, Class NY, 5.50%, 12/20/13	1,108
3,725	Series 2003-11, Class SK, IF, IO, 2.37%, 02/16/33	258
1,759	Series 2003-12, Class SP, IF, IO, 2.37%, 02/20/33	122
388	Series 2003-24, PO, 03/16/33	308
1,319	Series 2003-40, Class TC, 7.50%, 03/20/33	1,433
1,319	Series 2003-40, Class TJ, 6.50%, 03/20/33	1,381
753	Series 2003-46, Class MG, 6.50%, 05/20/33	797
1,394	Series 2003-46, Class TC, 6.50%, 03/20/33	1,453
1,185	Series 2003-52, Class AP, PO, 06/16/33	913
2,150	Series 2003-58, Class BE, 6.50%, 01/20/33	2,255
4,506	Series 2003-76, Class LS, IF, IO, 1.87%, 09/20/31	245
476	Series 2003-90, PO, 10/20/33	380
1,604	Series 2003-95, Class SC, IF, IO, 1.67%, 09/17/31	37
1,224	Series 2003-98, Class PC, 5.00%, 02/20/29	1,206
5,634	Series 2003-112, Class SA, IF, IO, 1.22%, 12/16/33	221
9,216	Series 2004-11, Class SW, IF, IO, 0.18%, 02/20/34	132
1,358	Series 2004-28, Class S, IF, 5.00%, 04/16/34	1,299
637	Series 2004-73, Class AE, IF, 3.86%, 08/17/34	596
	Vendee Mortgage Trust,
1,117	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	1,119
251	Series 1994-1, Class 2J, 6.50%, 02/15/13	250
1,926	Series 1996-1, Class 1Z, 6.75%, 02/15/26	1,964
1,189	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,228
2,838	Series 1997-1, Class 2Z, 7.50%, 02/15/27	2,983
3,367	Series 1998-1, Class 2E, 7.00%, 09/15/27	3,464
2,576	Series 1999-1, Class 2Z, 6.50%, 01/15/29	2,651
		934,922
	Non-Agency CMO — 14.0%
7,278	American Home Mortgage Investment Corp., Series 2005-3, Class 2A4, FRN, 4.85%, 09/25/35	7,001

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
	Banc of America Alternative Loan Trust,
826	Series 2003-11, PO, 01/25/34	585
592	Series 2003-2, PO, 04/25/33	471
663	Series 2004-6, Class 15, PO, 07/25/34	513
2,141	Series 2005-5, Class 1CB1, 5.50%, 06/25/35	2,078
	Banc of America Funding Corp.,
1,658	Series 2005-8, Class 30, PO, 01/25/36	986
4,067	Series 2004-2, Class 30, PO, 09/20/34	2,801
1,959	Series 2003-3, Class 1A33, 5.50%, 10/25/33	1,901
1,367	Series 2004-1, PO, 03/25/34	985
2,569	Series 2005-6, Class 2A7, 5.50%, 10/25/35	2,533
2,648	Series 2005-7, Class 30, PO, 11/25/35	1,768
6,783	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	6,650
	Banc of America Mortgage Securities,
555	Series 2003-7, Class A2, 4.75%, 09/25/18	540
851	Series 2003-8 Class A, PO, 11/25/33	626
14,407	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	110
491	Series 2004-4, Class A, PO, 05/25/34	352
2,712	Series 2004-5, Class 2A2, 5.50%, 06/25/34	2,462
856	Series 2004-6, Class 2A5, PO, 07/25/34	399
1,929	Series 2004-6, Class A, PO, 07/25/34	1,310
403	Series 2004-8, Class 5, PO, 05/25/32	306
239	Series 2004-8, Class X, PO, 10/25/34	170
1,719	Series 2004-A, Class 2A2, FRN, 4.18%, 02/25/34	1,684
1,884	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	1,826
4,654	Series 2004-J, Class 3A1, FRN, 5.06%, 11/25/34	4,584
2,077	Series 2005-10, Class 1A6, 5.50%, 11/25/35	2,056
1,029	Series 2005-A, Class 2A1, FRN, 4.46%, 02/25/35	1,007
	Bear Stearns Adjustable Rate Mortgage Trust,
1,441	Series 2003-7, Class 3A, VAR, 4.94%, 10/25/33	1,406
753	Series 2004-4, Class A4, VAR, 3.51%, 06/25/34	733
11,011	Series 2006-1, Class A1, FRN, 4.63%, 02/25/36	10,771
	Citicorp Mortgage Securities, Inc.,
566	Series 1993-14, Class A3, FRN, 6.58%, 11/25/23	566
8,070	Series 2004-1, Class 3A1, 4.75%, 01/25/34	7,861
5,160	Series 2004-5, Class A5, 4.50%, 08/25/34	5,005
1,054	Series 2005-5, Class A, PO, 08/25/35	715
1,202	Series 2005-8, Class A, PO, 11/25/35	793
	Citigroup Mortgage Loan Trust, Inc.,
876	Series 2003-1, Class 2, PO, 10/25/33	581
482	Series 2003-1, Class 2A6, PO, 10/25/33	210
738	Series 2003-1, Class 3, PO, 10/25/33	489
1,126	Series 2003-UP3, Class A3, 7.00%, 09/25/33	1,138
3,681	Series 2003-UST1, Class A1, 5.50%, 12/25/18	3,637
1,146	Series 2003-UST1, Class 1, PO, 12/25/18	875
598	Series 2003-UST1, Class 3, PO, 12/25/18	473
2,236	Series 2005-E, Class A1, VAR, 4.73%, 04/25/35	2,217
	Countrywide Alternative Loan Trust,
2,260	Series 2002-8, Class A4, 6.50%, 07/25/32	2,246
747	Series 2002-17, Class A7, 2.50%, 01/25/33	720
8,639	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	8,330
2,756	Series 2005-5R, Class A1, 5.25%, 12/25/18	2,733
32,864	Series 2005-22T1, Class A2, IF, IO, 0.01%, 06/25/35	178
4,550	Series 2005-26CB, Class A10, IF, 3.40%, 07/25/35	4,334
6,850	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	6,620
5,994	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	5,852
1,776	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	1,612
27,554	Series 2005-J1, Class 1A4, IF, IO, 0.02%, 02/25/35	143
	Countrywide Home Loan Mortgage Pass-Through Trust,
5,731	Series 2003-26, Class 1A6, 3.50%, 08/25/33	5,152
337	Series 2003-34, Class A11, 5.25%, 09/25/33	335
753	Series 2003-44, Class A9, PO, 10/25/33	450
1,019	Series 2003-J2, Class A17, IF, IO, 2.08%, 04/25/33	44
4,322	Series 2003-J7, Class 4A3, IF, 2.93%, 08/25/18	3,892
2,128	Series 2004-7, Class 2A1, FRN, 4.07%, 06/25/34	2,075
915	Series 2004-HYB1, Class 2A, VAR, 4.25%, 05/20/34	901
1,141	Series 2004-HYB3, Class 2A, VAR, 4.08%, 06/20/34	1,115
3,242	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	3,176
3,853	Series 2005-16, Class A23, 5.50%, 09/25/35	3,781
8,739	Series 2005-22, Class 2A1, FRN, 5.30%, 11/25/35	8,675
	Credit Suisse First Boston Mortgage Securities Corp.,
75	Series 1987, Class C, PO, 04/25/17	62
825	Series 2004-5, Class 5P, PO, 08/25/19	644
1,431	Series 2005-4, Class 3A22, 5.50%, 06/25/35	1,241
1,369	Series 2005-4, Class 3A18, 5.50%, 06/25/35	1,242
1,530	Series 2005-4, Class 3A23, 5.50%, 06/25/35	1,391

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
	First Horizon Alternative Mortgage Securities,
2,967	Series 2004-AA4, Class A1, FRN, 5.39%, 10/25/34	2,955
1,800	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	1,687
	First Horizon Asset Securities, Inc.,
1,969	Series 2003-3, Class 1A4, 3.90%, 05/25/33	1,865
2,347	Series 2003-9, Class 1A6, 5.50%, 11/25/33	2,124
5,282	Series 2004-AR1, Class 2A2, FRN, 5.02%, 04/25/35	5,203
5,912	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	5,850
	GMAC Mortgage Corp. Loan Trust,
4,625	Series 2005-AR3, Class 3A3, 4.86%, 06/19/35	4,574
5,565	Series 2005-AR3, Class 3A4, 4.86%, 06/19/35	5,586
	GSR Mortgage Loan Trust,
1,648	Series 2005-4F, Class AP, PO, 05/25/35	1,165
1,884	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,930
3,067	Series 2004-10F, Class 1A1, 4.50%, 08/25/19	3,011
598	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	590
407	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	390
	MASTR Adjustable Rate Mortgages Trust,
2,800	Series 2004-13, Class 3A7, FRN, 3.79%, 11/21/34	2,683
4,771	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	4,642
10,275	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	9,882
	MASTR Alternative Loans Trust,
3,045	Series 2003-9, Class 8A1, 6.00%, 01/25/34	3,046
7,395	Series 2004-4, Class 10A1, 5.00%, 05/25/24	7,225
1,993	Series 2004-6, Class 7A1, 6.00%, 07/25/34	1,981
1,259	Series 2004-6, Class 30, PO, 07/25/34	887
1,028	Series 2004-7, Class 30, PO, 08/25/34	724
6,203	Series 2004-8, Class 6A1, 5.50%, 09/25/19	6,184
1,511	Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,441
	MASTR Asset Securitization Trust,
896	Series 2003-12, Class 30, PO, 12/25/33	603
1,120	Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,109
590	Series 2004-1 Class 30, PO, 02/25/34	430
583	Series 2004-6, Class 15, PO, 07/25/19	439
628	Series 2004-8, PO, 08/25/19	471
10,134	MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	6,959
242	Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	257
2,269	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	2,274
	Nomura Asset Acceptance Corp.,
1,548	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,533
1,099	Series 2003-A1, Class A2, 6.00%, 05/25/33	1,095
214	Series 2003-A1, Class A5, 7.00%, 04/25/33	213
278	Series 2003-A1, Class A7, 5.00%, 04/25/18 (e)	276
1,539	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34	1,565
	Paine Webber CMO Trust,
12	Series H, Class 4, 8.75%, 04/01/18	13
59	Series P, Class 4, 8.50%, 08/01/19	61
	Residential Accredit Loans, Inc.,
1,091	Series 2002-QS16, Class A3, IF, 5.49%, 10/25/17	1,087
3,767	Series 2002-QS8, Class A5, 6.25%, 06/25/17	3,756
4,010	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	3,883
5,265	Series 2003-QS12, Class A2A, IF, IO, 2.28%, 06/25/18	382
1,603	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	283
10,352	Series 2003-QS14, Class A1, 5.00%, 07/25/18	10,077
3,171	Series 2003-QS18, Class A1, 5.00%, 09/25/18	3,088
2,207	Series 2003-QS3, Class A2, IF, 4.79%, 02/25/18	2,140
2,439	Series 2003-QS3, Class A8, IF, IO, 2.28%, 02/25/18	171
6,039	Series 2003-QS9, Class A3, IF, IO, 2.23%, 05/25/18	483
6,206	Series 2004-QA6, Class NB2, VAR, 5.31%, 12/26/34	6,189
1,130	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,109
3,187	Series 2005-QA7, Class A21, VAR, 4.84%, 07/25/35	3,136
2,076	Series 2006-QS4, Class A7, IF, 5.61%, 04/25/36	2,048
	Residential Asset Securitization Trust,
1,095	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,075
354	Series 2003-A14, Class A1, 4.75%, 02/25/19	341
1,346	Series 2005-A11, PO, 10/25/35	883
	Residential Funding Mortgage Securities I,
5,529	Series 2003-S7, Class A17, 4.00%, 05/25/33	5,307
843	Series 2003-S11, Class 4A5, 2.50%, 06/25/18	806
1,507	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	1,419
1,130	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,048
1,485	Series 2003-S14, Class A4, PO, 07/25/18	1,188
3,869	Series 2004-S6, Class 2A6, PO, 06/25/34	2,674
1,255	Series 2004-S9, Class 2A1, 4.75%, 12/25/19	1,217

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
3,297	Series 2005-SA4, Class 1A1, VAR, 4.98%, 09/25/35	3,282
309	Residential Funding Securities Corp., Series 2003-RM2, Class AP3, PO, 05/25/33	242
39	Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	39
	Salomon Brothers Mortgage Securities VII,
24	Series 2000-UP1, Class A2, 8.00%, 09/25/30	24
549	Series 2003-UP2, Class 1, PO, 12/25/18	429
2,826	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.98%, 06/25/34	2,700
	Structured Asset Securities Corp.,
184	Series 2002-10H, Class 1AP, PO, 05/25/32	150
753	Series 2003-8, Class 1A2, 5.00%, 04/25/18	737
1,350	Series 2004-20, Class 1A3, 5.25%, 11/25/34	1,324
1,000	Series 2005-10, Class 5A9, 5.25%, 12/25/34	943
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
1,172	Series 2002-MS, Class 12 A, 6.50%, 05/25/32	1,174
28,593	Series 2005-2, Class 1A4, IF, IO, 0.03%, 04/25/35	111
6,310	Series 2005-2, Class 2A3, IF, IO, 0.08%, 04/25/35	24
4,281	Series 2005-4, Class CB7, 5.50%, 06/25/35	4,197
2,493	Series 2005-6, Class 2A4, 5.50%, 08/25/35	2,474
4,166	Series 2005-6, Class 2A9, 5.50%, 08/25/35	3,730
	Washington Mutual, Inc.,
1,092	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	1,066
1,507	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,450
633	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	621
1,507	Series 2003-S8, Class A6, 4.50%, 09/25/18	1,437
885	Series 2003-S9, Class P, PO, 10/25/33	590
4,796	Series 2003-S10, Class A5, 5.00%, 10/25/18	4,724
527	Series 2003-S10, Class A6, PO, 10/25/18	350
555	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	544
1,923	Series 2004-RS2, Class A4, 5.00%, 11/25/33	1,620
4,785	Series 2004-S3, Class 2A3, IF, 4.20%, 07/25/34	4,655
	Wells Fargo Mortgage-Backed Securities Trust,
942	Series 2003-8, Class A9, 4.50%, 08/25/18	895
1,154	Series 2003-11, Class 1A, PO, 10/25/18	904
2,260	Series 2003-11, Class 1A4, 4.75%, 10/25/18	2,202
1,884	Series 2003-13, Class A7, 4.50%, 11/25/18	1,763
3,242	Series 2003-16, Class 2A3, 4.50%, 12/25/18	3,164
901	Series 2003-17, Class 2A4, 5.50%, 01/25/34	884
5,111	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	4,857
2,036	Series 2004-7, Class 2A2, 5.00%, 07/25/19	1,984
6,583	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	6,471
2,599	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	2,550
5,895	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	5,784
2,911	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	2,806
1,667	Series 2005-16, Class A, PO 01/25/36	1,099
980	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	956
2,019	Series 2005-AR16, Class 2A1, VAR, 4.95%, 10/25/35	2,008
2,501	Series 2006-2, Class A, PO, 03/25/36	1,701
6,544	Series 2006-3, Class A8, 5.50%, 03/25/36	6,344
1,771	Series 2006-4, Class A, PO, 04/25/36	1,274
		383,114
	Total Collateralized Mortgage Obligations (Cost $1,352,574)	1,318,036
	Commercial Mortgage-Backed Securities — 1.0%
4,281	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	4,232
	Bear Stearns Commercial Mortgage Securities,
170	Series 2000-WF1, Class A1, 7.64%, 02/15/32	174
1,171	Series 2004-T16, Class A2, 3.70%, 02/13/46	1,139
2,183	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	2,117
3,048	Series 2006-PW11, Class A4, VAR, 5.63%, 03/11/39	3,064
3,344	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.91%, 03/15/49	3,396
	Merrill Lynch Mortgage Trust,
3,000	Series 2005-LC1, Class A4, VAR, 5.29%, 01/12/44	2,961
3,296	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	3,166
2,997	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.62%, 02/12/39	3,008

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Mortgage-Backed Securities — Continued
1,400	Morgan Stanley Capital I, Series 2006-T23, Class A1, 5.68%, 08/12/41	1,420
4,294	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	4,145
	Total Commercial Mortgage-Backed Securities (Cost $29,136)	28,822
	Corporate Bonds — 9.4%
	Aerospace & Defense — 0.1%
1,049	Northrop Grumman Corp., 7.13%, 02/15/11	1,120
707	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	731
		1,851
	Airlines — 0.2%
399	American Airlines, Inc., Series 1999-1, 7.02%, 04/15/11 (c)	409
	Continental Airlines, Inc.,
349	Series 1999-2, Class A1, 7.26%, 03/15/20	368
942	Series 1999-2, Class A2, 7.06%, 03/15/11	971
	Delta Air Lines, Inc.,
442	7.38%, 05/18/10 (d)	442
1,472	7.57%, 11/18/10 (d)	1,477
	United AirLines, Inc.,
559	Series 2001-1, 6.07%, 03/01/13	559
780	Series 2001-1, 6.20%, 09/01/08 (c)	781
		5,007
	Automobiles — 0.2%
	DaimlerChrysler NA Holding Corp.,
980	4.75%, 01/15/08 (c)	969
1,000	6.50%, 11/15/13 (c)	1,030
2,157	7.20%, 09/01/09	2,250
		4,249
	Capital Markets — 1.5%
4,250	Bear Stearns Cos., Inc. (The), 3.25%, 03/25/09	4,055
	Credit Suisse First Boston USA, Inc.,
414	4.70%, 06/01/09	409
942	5.50%, 08/15/13	945
5,870	6.13%, 11/15/11	6,062
	Goldman Sachs Group, Inc.,
1,254	3.88%, 01/15/09 (c)	1,215
1,031	4.75%, 07/15/13	981
1,600	5.15%, 01/15/14	1,555
1,032	5.25%, 10/15/13	1,011
1,441	6.60%, 01/15/12	1,511
377	6.65%, 05/15/09	390
4,342	6.88%, 01/15/11	4,585
192	7.35%, 10/01/09	203
	Lehman Brothers Holdings, Inc.,
616	4.00%, 01/22/08	605
856	4.80%, 03/13/14 (c)	816
1,480	6.63%, 01/18/12	1,561
257	7.88%, 11/01/09	275
	Merrill Lynch & Co., Inc.,
791	3.70%, 04/21/08	772
428	4.79%, 08/04/10	420
565	5.45%, 07/15/14	563
753	Series B, 3.13%, 07/15/08	724
1,980	Series C, 4.13%, 01/15/09	1,931
	Morgan Stanley,
490	4.25%, 05/15/10	472
1,954	4.75%, 04/01/14	1,847
2,430	6.60%, 04/01/12	2,563
5,077	6.75%, 04/15/11	5,348
339	8.00%, 06/15/10	366
1,307	State Street Corp., 7.65%, 06/15/10	1,405
		42,590
	Chemicals — 0.1%
1,130	Dow Capital BV (Netherlands), 8.50%, 06/08/10	1,240
402	Dow Chemical Co. (The), 6.13%, 02/01/11	413
915	Monsanto Co., 7.38%, 08/15/12	999
		2,652
	Commercial Banks — 1.1%
	Bank of America Corp.,
1,808	3.88%, 01/15/08	1,774
428	5.25%, 12/01/15 (c)	419
998	7.40%, 01/15/11	1,077
5,023	7.80%, 02/15/10	5,415
2,949	First Bank NA, 6.50%, 02/01/08	2,994
2,072	Firstar Bank NA, 7.13%, 12/01/09	2,183
1,177	Huntington National Bank, 8.00%, 04/01/10	1,276
550	KEY Bank NA, 7.50%, 09/15/08	576
1,545	Keycorp, Series G, 4.70%, 05/21/09	1,521
565	Popular North America, Inc., 4.25%, 04/01/08	554
1,503	Royal Bank of Canada (Canada), 3.88%, 05/04/09	1,455
880	Suntrust Bank, 6.38%, 04/01/11	915
942	US Bancorp, 7.50%, 06/01/26	1,113
836	Wachovia Bank NA, 7.80%, 08/18/10	908

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — Continued
	Wachovia Corp.,
1,830	3.50%, 08/15/08	1,771
2,413	3.63%, 02/17/09	2,325
	Wells Fargo & Co.,
1,972	3.13%, 04/01/09	1,875
565	4.20%, 01/15/10	547
1,964	Wells Fargo Bank NA, 7.55%, 06/21/10	2,119
		30,817
	Commercial Services & Supplies — 0.0% (g)
1,256	PHH Corp., 7.13%, 03/01/13	1,262
	Communications Equipment — 0.0% (g)
750	Cisco Systems, Inc., 5.50%, 02/22/16	747
	Computers & Peripherals — 0.1%
	International Business Machines Corp.,
1,055	5.39%, 01/22/09	1,058
377	6.22%, 08/01/27	394
		1,452
	Consumer Finance — 1.1%
565	American Express Credit Corp., 3.00%, 05/16/08	544
	American General Finance Corp.,
1,074	Series H, 4.50%, 11/15/07	1,064
753	Series H, 5.38%, 10/01/12	746
160	Capital One Bank, 5.75%, 09/15/10	162
	Ford Motor Credit Co.,
718	5.80%, 01/12/09	688
3,400	7.38%, 10/28/09	3,335
1,611	7.88%, 06/15/10	1,583
700	General Motors Acceptance Corp., 6.13%, 09/15/06 (c)	700
	HSBC Finance Corp.,
942	4.75%, 05/15/09 (c)	931
1,000	4.75%, 07/15/13 (c)	958
428	5.00%, 06/30/15	411
6,788	5.88%, 02/01/09	6,889
188	6.38%, 11/27/12	196
1,259	6.40%, 06/17/08	1,282
2,135	6.50%, 11/15/08	2,187
314	6.75%, 05/15/11	332
207	7.35%, 11/27/32	240
1,695	7.88%, 03/01/07	1,715
	International Lease Finance Corp.,
595	4.50%, 05/01/08 (c)	587
472	5.88%, 05/01/13 (c)	481
	SLM Corp.,
2,569	4.00%, 01/15/10	2,465
963	Series A, 5.38%, 01/15/13	953
527	Toyota Motor Credit Corp., 2.88%, 08/01/08	505
640	Washington Mutual Financial Corp., 6.88%, 05/15/11	680
		29,634
	Diversified Financial Services — 1.7%
	Associates Corp. of North America,
1,756	8.15%, 08/01/09	1,890
1,160	8.55%, 07/15/09	1,260
942	Series A, 7.95%, 02/15/10	1,017
514	CIT Group, Inc., 7.75%, 04/02/12	567
	Citigroup, Inc.,
471	3.50%, 02/01/08	460
856	4.70%, 05/29/15	812
1,000	5.00%, 09/15/14	968
2,062	5.63%, 08/27/12	2,088
283	6.20%, 03/15/09	290
	General Electric Capital Corp.,
377	Series A, 2.80%, 01/15/07	374
1,507	Series A, 3.50%, 05/01/08	1,466
2,011	Series A, 4.25%, 01/15/08	1,985
791	Series A, 4.63%, 09/15/09 (c)	779
4,934	Series A, 5.88%, 02/15/12 (c)	5,065
4,352	Series A, 6.00%, 06/15/12	4,498
3,126	Series A, 6.13%, 02/22/11	3,233
1,964	Series A 6.75%, 03/15/32	2,216
	John Hancock Global Funding II,
942	3.50%, 01/30/09 (e)	906
1,017	7.90%, 07/02/10 (e)	1,114
	MassMutual Global Funding II,
1,545	3.25%, 06/15/07 (e)	1,520
1,658	3.50%, 03/15/10 (e)	1,572
	New York Life Global Funding,
895	3.88%, 01/15/09 (e)	867
2,637	5.38%, 09/15/13 (e)	2,637
	Principal Life Global Funding I,
942	2.80%, 06/26/08 (e)	902
226	5.13%, 06/28/07 (e)	225
4,049	6.25%, 02/15/12 (e)	4,216
1,049	Textron Financial Corp., 5.13%, 02/03/11	1,040
1,507	USAA Capital Corp., Series B, 7.05%, 11/08/06 (e)	1,511
		45,478

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Telecommunication Services — 0.9%
866	BellSouth Capital Funding Corp., 7.75%, 02/15/10	926
428	BellSouth Corp., 5.20%, 09/15/14	408
1,438	BellSouth Telecommunications, 6.30%, 12/15/15	1,453
3,090	British Telecommunications plc (United Kingdom), 8.37%, 12/15/10	3,447
1,884	France Telecom S.A. (France), 7.75%, 03/01/11	2,057
753	GTE Corp., 7.51%, 04/01/09 (c)	789
2,214	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	2,365
	Sprint Capital Corp.,
4,292	6.00%, 01/15/07	4,297
1,152	7.63%, 01/30/11 (c)	1,236
377	8.38%, 03/15/12	421
527	8.75%, 03/15/32	639
1,017	Telus Corp. (Canada), 8.00%, 06/01/11	1,119
642	Verizon Florida, Inc., Series F, 6.13%, 01/15/13 (c)	645
3,107	Verizon Global Funding Corp., 7.25%, 12/01/10	3,315
554	Verizon Maryland, Inc., Series A, 6.13%, 03/01/12	561
829	Verizon Pennsylvania, Inc., 8.35%, 12/15/30	947
802	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	742
		25,367
	Electric Utilities — 0.3%
272	Alabama Power Co., 4.70%, 12/01/10	266
264	Appalachian Power Co., 6.60%, 05/01/09	272
848	Carolina Power & Light Co., 5.13%, 09/15/13	829
205	Commonwealth Edison Co., 6.95%, 07/15/18 (c)	213
	Constellation Energy Group, Inc.,
1,206	6.35%, 04/01/07	1,211
377	7.00%, 04/01/12	400
1,413	DTE Energy Co., Series A, 6.65%, 04/15/09	1,451
1,893	Exelon Generation Co., LLC, 6.95%, 06/15/11	1,998
233	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	225
897	PSEG Power LLC, 7.75%, 04/15/11	970
231	Virginia Electric & Power Co., Series A, 5.38%, 02/01/07	231
		8,066
	Food & Staples Retailing — 0.0% (g)
1,130	Kroger Co. (The), 8.05%, 02/01/10	1,213
	Gas Utilities — 0.0% (g)
687	KeySpan Gas East Corp., 7.88%, 02/01/10	738
	Industrial Conglomerates — 0.1%
433	Raychem Corp., 7.20%, 10/15/08	448
	Tyco International Group S.A. (Bermuda),
2,072	6.38%, 10/15/11	2,161
942	6.75%, 02/15/11	992
		3,601
	Insurance — 0.6%
1,469	American International Group, Inc., 4.25%, 05/15/13	1,364
	ASIF Global Financing,
2,260	3.90%, 10/22/08 (e)	2,199
2,185	4.90%, 01/17/13 (e)	2,120
1,695	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	1,747
1,093	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	1,086
608	MGIC Investment Corp., 6.00%, 03/15/07	609
2,260	Monumental Global Funding II, 4.38%, 07/30/09 (e)	2,206
1,093	Monumental Global Funding III, 5.20%, 01/30/07 (e)	1,092
452	Nationwide Financial Services, 6.25%, 11/15/11	467
571	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	553
	Protective Life Secured Trust,
819	4.00%, 10/07/09	790
2,260	4.00%, 04/01/11	2,138
235	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14	225
		16,596
	Media — 0.4%
171	AOL Time Warner, Inc., 7.70%, 05/01/32	187
599	Comcast Cable Communications Holdings, Inc., 7.13%, 06/15/13	641
	Comcast Corp.,
1,434	5.50%, 03/15/11 (c)	1,432
700	10.63%, 07/15/12	848
688	Cox Communications, Inc., 7.75%, 11/01/10 (c)	740
1,177	Historic TW, Inc., 9.15%, 02/01/23	1,451
257	Knight Ridder, Inc., 7.13%, 06/01/11	267
2,750	Tele-Communication-TCI Group, Inc., 9.80%, 02/01/12	3,239
	Time Warner Cos, Inc.,
829	7.48%, 01/15/08	850

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Media — Continued
616		8.18%, 08/15/07	631
866		Time Warner Entertainment Co. LP, 10.15%, 05/01/12	1,024
			11,310
		Multi-Utilities — 0.2%
1,247		Dominion Resources, Inc., Series B, 6.25%, 06/30/12	1,281
		Duke Energy Corp.,
1,884		4.20%, 10/01/08 (c)	1,838
1,373		5.63%, 11/30/12 (c)	1,386
			4,505
		Oil, Gas & Consumable Fuels — 0.1%
300		Conoco Funding Co. (Canada), 5.45%, 10/15/06	300
1,695		ConocoPhillips Co., 8.75%, 05/25/10	1,891
			2,191
		Paper & Forest Products — 0.1%
		International Paper Co.,
1,281		4.00%, 04/01/10	1,225
600		4.25%, 01/15/09	586
687		Union Camp Corp., 6.50%, 11/15/07	692
		Weyerhaeuser Co.,
33		6.13%, 03/15/07	33
471		6.75%, 03/15/12	493
			3,029
		Real Estate Management & Development — 0.1%
1,812		EOP Operating LP, 6.75%, 02/15/12 (c)	1,903
264		ERP Operating LP, 4.75%, 06/15/09	260
			2,163
		Road & Rail — 0.1%
		Burlington Northern Santa Fe Corp.,
813		6.13%, 03/15/09	828
959		7.13%, 12/15/10	1,023
			1,851
		Thrifts & Mortgage Finance — 0.3%
616		Bank United, Series A, 8.00%, 03/15/09	651
		Countrywide Home Loans, Inc.,
1,130		3.25%, 05/21/08	1,092
942		Series E, 7.20%, 10/30/06	944
2,115		Series L, 4.00%, 03/22/11 (c)	1,986
770		Washington Mutual Bank FA, 6.88%, 06/15/11	817
		Washington Mutual, Inc.,
1,232		4.20%, 01/15/10	1,189
257		5.63%, 01/15/07	257
1,100		World Savings Bank FSB, 4.50%, 06/15/09 (c)	1,079
			8,015
		Wireless Telecommunication Services — 0.1%
		New Cingular Wireless Services, Inc.,
307		7.50%, 05/01/07	311
1,612		7.88%, 03/01/11	1,759
			2,070
		Total Corporate Bonds (Cost $264,946)	256,454
		Foreign Government Securities — 0.5%
		Mexico Government International Bond (Mexico),
1,569		4.63%, 10/08/08	1,542
1,407		6.38%, 01/16/13	1,463
856		6.63%, 03/03/15	908
3,308		Series A, 7.50%, 04/08/33 (c)	3,829
		Province of Quebec (Canada),
4,332		5.75%, 02/15/09	4,396
377		SUB, 7.37%, 03/06/26	458
		Total Foreign Government Securities (Cost $12,656)	12,596
		Mortgage Pass-Through Securities — 7.2%
		Federal Home Loan Mortgage Corp. Conventional Pools,
—	(h)	7.50%, 07/01/16	—	(h)
55		12.00%, 08/01/15-7/01/19	60
4,841		ARM, 4.13%, 04/01/34	4,726
2,962		ARM, 4.28%, 12/01/33	2,901
196		ARM, 6.00%, 07/01/19	199
152		ARM, 6.51%, 04/01/30	155
		Federal Home Loan Mortgage Corp. Gold Pools,
15,368		4.00%, 05/01/14-09/01/35	14,401
754		4.50%, 08/01/18	726
11,171		5.50%, 06/01/17-07/01/35	11,000
2,577		6.00%, 04/01/18-01/01/34	2,592
9,565		6.50%, 08/01/16-11/01/34	9,745
3,018		7.00%, 01/01/17-08/01/32	3,093
772		7.50%, 09/01/10-11/01/15	788
118		8.50%, 11/01/15	125
		Federal National Mortgage Association Various Pools,
4,982		3.50%, 09/01/18- 07/01/19	4,554
42,657		4.00%, 09/01/13-11/01/33	40,183
13,430		4.50%, 11/01/14-02/01/35	12,923

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
2,340	5.00%, 12/01/16-09/01/35	2,278
18,393	5.50%, 06/01/12-03/01/34	18,137
10,352	6.00%, 02/01/14-09/01/33	10,437
5,987	6.50%, 03/01/17- 08/01/31	6,124
2,446	7.00%, 03/01/17-02/01/33	2,514
164	7.50%, 03/01/17	171
2,673	8.00%, 11/01/12-11/01/28	2,824
240	9.00%, 05/01/18-04/01/26	259
53	9.50%, 07/01/28	58
411	10.89%, 04/15/19	458
50	12.50%, 01/01/16	55
2,507	ARM, 3.53%, 11/01/33	2,537
800	ARM, 3.87%, 07/01/33	779
2,338	ARM, 4.03%, 05/01/34	2,279
1,332	ARM, 4.17%, 01/01/34	1,306
6,059	ARM, 4.29%, 06/01/35	5,942
1,845	ARM, 4.51%, 07/01/34	1,824
5,509	ARM, 4.62%, 11/01/34-01/01/35	5,435
1,647	ARM, 4.72%, 05/01/35	1,639
1825	ARM, 4.74%, 01/01/19-11/01/34	1,804
2,218	ARM, 4.81%, 10/01/34	2,198
2,601	ARM, 4.82%, 10/01/34	2,577
4,856	ARM, 4.85%, 01/01/35	4,792
3,707	ARM, 4.87%, 01/01/33	3,650
511	ARM, 4.93%, 04/01/34	510
3,169	ARM, 4.96%, 07/01/33	3,071
303	ARM, 5.13%, 09/01/27	304
316	ARM, 5.18%, 03/01/29	318
71	ARM, 6.30%, 03/01/19	72
	Government National Mortgage Association Various Pools,
1,298	4.50%, 08/20/33	1,209
1,856	6.50%, 06/15/17-04/15/33	1,898
737	7.00%, 02/15/33-06/15/33	764
462	7.50%, 11/15/22-11/15/31	480
1,277	8.00%, 01/15/16-09/20/28	1,346
80	8.50%, 07/15/08-05/20/25	87
15	9.00%, 12/15/16	16
	Total Mortgage Pass-Through Securities (Cost $201,429)	198,323
	Municipal Bonds — 0.1%
2,055	State of Illinois, Taxable Pension, GO, 5.10%, 06/01/33 (Cost $2,074)	1,926
	Supranational — 0.0% (g)
377	Corp. Andina de Fomento, 5.20%, 05/21/13 (Cost $386)	367
	U.S. Government Agency Securities — 1.3%
	Federal Home Loan Bank System,
855	4.25%, 04/16/07	849
13,396	4.72%, 09/20/12	13,055
	Federal Home Loan Mortgage Corp.,
3,123	4.13%, 07/12/10 (c)	3,025
848	5.75%, 01/15/12	876
753	6.63%, 09/15/09	786
1,043	6.88%, 09/15/10	1,113
	Federal National Mortgage Association,
1,507	5.50%, 03/15/11 (c)	1,535
856	6.00%, 05/15/08 (c)	868
1,367	6.13%, 03/15/12 (c)	1,437
3,409	6.25%, 02/01/11 (c)	3,549
791	6.38%, 06/15/09 (c)	818
2,826	6.63%, 09/15/09	2,953
885	7.13%, 06/15/10 (c)	948
3,998	7.25%, 01/15/10 (c)	4,272
	Total U.S. Government Agency Securities (Cost $37,063)	36,084
	U.S. Treasury Obligations — 20.1%
	U.S. Treasury Bonds,
856	6.25%, 08/15/23 (c)	982
2,785	7.50%, 11/15/16	3,387
1,130	7.63%, 02/15/25	1,491
4,181	7.88%, 02/15/21 (c)	5,440
514	8.13%, 05/15/21 (c)	684
3,275	8.75%, 05/15/17 (c)	4,344
3,220	8.75%, 08/15/20 (c)	4,453
226	8.88%, 02/15/19 (c)	310
490	9.25%, 02/15/16 (c)	656
2,069	9.88%, 11/15/15 (c)	2,851
29,303	10.38%, 11/15/12 (m)	31,154
9,901	11.75%, 11/15/14 (m)	11,943
40,923	12.00%, 08/15/13 (m)	46,412
4,238	12.50%, 08/15/14 (m)	5,138
377	13.25%, 05/15/14 (m)	458
	U.S. Treasury Inflation Indexed Bonds,
8,529	3.63%, 04/15/28 (m)	10,624
2,331	3.88%, 01/15/09 (c)	2,408
14,889	4.25%, 01/15/10 (c)	15,824
	U.S. Treasury Notes,
3,425	3.00%, 11/15/07 (c)	3,348

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Treasury Obligations — Continued
377	3.13%, 09/15/08 (c)	365
1,870	3.25%, 08/15/08 (c)	1,817
1,000	3.25%, 01/15/09 (c)	967
2,312	3.38%, 02/15/08 (c)	2,264
428	3.38%, 10/15/09 (c)	412
725	3.50%, 11/15/06	723
856	3.50%, 05/31/07 (c)	846
1,969	3.50%, 12/15/09 (c)	1,897
428	3.63%, 01/15/10 (c)	414
2,195	4.00%, 06/15/09	2,155
29,968	4.00%, 04/15/10 (c)	29,276
1,500	4.88%, 05/15/09 (c)	1,506
1,421	5.63%, 05/15/08 (c)	1,439
6,167	5.75%, 08/15/10 (c)	6,401
9,079	6.00%, 08/15/09	9,398
2,072	6.13%, 08/15/07 (c)	2,093
1,884	6.50%, 10/15/06 (c)	1,887
29,873	6.50%, 02/15/10 (m)	31,551
	U.S. Treasury Bonds Coupon STRIPS,
2,072	05/15/07 (c)	2,002
7,082	05/15/08 (c)	6,532
1,456	05/15/09 (c)	1,283
1,000	11/15/09 (c)	861
10,251	02/15/10 (c)	8,742
16,047	02/15/11 (c)	13,081
9,294	08/15/11 (c)	7,404
27,004	05/15/12 (c)	20,855
7,486	11/15/12 (c)	5,611
27,604	02/15/13 (c)	20,477
2,569	05/15/13	1,881
7,217	08/15/13 (c)	5,235
31,678	02/15/14 (m)	22,356
14,185	05/15/14 (m)	9,872
32,405	08/15/14 (m)	22,288
22,433	11/15/14 (m)	15,225
12,780	02/15/15 (m)	8,565
3,626	05/15/15 (c)	2,405
13,603	08/15/15 (c)	8,903
24,687	11/15/15 (c)	15,924
50,896	02/15/16 (c)	32,411
12,290	05/15/16 (c)	7,726
1,771	08/15/16 (c)	1,099
10,137	11/15/16 (c)	6,204
9,304	02/15/17 (c)	5,631
15,756	5/15/17 (c)	9,393
8,244	11/15/17 (c)	4,787
31,715	05/15/18 (c)	17,955
13,702	02/15/19 (c)	7,425
678	02/15/22 (c)	314
5,292	02/15/23 (c)	2,333
	U.S. Treasury Bonds Principal STRIPS,
5,594	11/15/09	4,818
5,445	11/15/15 (c)	3,525
	Total U.S. Treasury Obligations (Cost $575,123)	550,441
	Total Long-Term Investments (Cost $2,504,005)	2,431,194
SHARES
Short-Term Investment — 11.1%
	Investment Company — 11.1%
303,978	JPMorgan Liquid Assets Money Market Fund (b) (Cost $303,978)	303,978
PRINCIPAL AMOUNT($)
Investments of Cash Collateral on Securities Loaned — 9.8%
	Certificates of Deposit — 2.6%
14,502	Calyon, New York, 5.30%, 10/03/06	14,502
3,000	Canadian Imperial Bank, New York, FRN, 5.32%, 11/27/06	3,000
4,000	Credit Suisse First Boston, FRN, 5.33%, 10/17/06	4,000
9,750	Deutsche Bank, New York, FRN, 5.41%, 01/22/08	9,750
1,000	Manufacturers and Traders, FRN, 5.31%, 09/26/06	1,000
9,000	Natexis Banques Populaires, New York, FRN, 5.37%, 01/28/08	9,000
8,999	Nordea Bank, New York, FRN, 5.32%, 01/03/07	8,999
9,846	Societe Generale, New York, FRN, 5.32%, 06/20/07	9,846
10,000	Wells Fargo Bank, San Francisco, FRN, 5.30%, 12/01/06	10,000
		70,097
	Commercial Paper — 0.7%
9,979	Bavaria TRR Corp., 5.29%, 09/07/06 (n)	9,979
9,990	Park Granada LLC, 5.30%, 09/05/06 (n)	9,990
		19,969

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Investments of Cash Collateral on Securities Loaned — Continued
	Corporate Notes — 5.4%
8,000	Allstate Life Global II, FRN, 5.38%, 10/01/07	8,000
	American Express Credit Corp.,
2,500	FRN, 5.34%, 01/15/08	2,500
9,000	FRN, 5.33%, 06/12/07	9,000
13,500	Bank of America, FRN, 5.31%, 11/07/06	13,500
	Beta Finance, Inc.,
1,750	FRN, 5.37%, 01/15/08	1,750
9,602	FRN, 5.38%, 03/15/07	9,602
12,650	CDC Financial Products, Inc., FRN, 5.41%, 10/02/06	12,650
13,100	Citigroup Global Markets, Inc., FRN, 5.38%, 09/07/06	13,100
12,000	Dorada Finance, Inc., FRN, 5.37%, 01/14/08	12,000
10,996	K2 (USA) LLC, FRN, 5.39%, 02/15/08	10,996
10,000	Macquarie Bank Ltd, FRN, 5.34%, 04/20/07	10,000
10,001	Pricoa Global Funding I, FRN, 5.33%, 10/05/06	10,001
	Sigma Finance, Inc.,
1,000	FRN, 5.37%, 10/24/07	1,000
11,995	FRN, 5.39%, 02/27/08	11,995
12,000	Unicredito Italiano Bank plc, FRN, 5.38%, 10/01/07	12,000
10,000	World Savings Bank FSB, FRN, 5.33%, 09/15/06	10,000
		148,094
	Funding Agreement — 0.5%
12,000	Beneficial Life Insurance Co., FRN, 5.45%, 11/30/06	12,000
	Repurchase Agreement — 0.1%
3,550	Banc of America Securities, LLC, 5.32%, dated 8/31/06, due 09/01/06, repurchase price $3,550, collateralized by U.S. Government Agency Mortgages	3,550
	Time Deposits — 0.5%
4,000	Deutsche Bank, London, 5.34%, 02/20/07	4,000
10,000	Mutuel Ulster Bank of Ireland, 5.33%, 01/31/07	10,000
		14,000
	Total Investments of Cash Collateral on Securities Loaned (Cost $267,710)	267,710
	Total Investments — 109.6% (Cost $3,075,693)	3,002,882
	Liabilities in Excess of Other Assets — (9.6)%	(263,041)
	NET ASSETS — 100.0%	$2,739,841

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 99.3%
	Common Stocks — 99.3%
	Aerospace & Defense — 2.4%
28	Boeing Co.	2,110
14	General Dynamics Corp.	961
4	Goodrich Corp.	170
29	Honeywell International, Inc.	1,129
4	L-3 Communications Holdings, Inc.	324
12	Lockheed Martin Corp.	1,031
12	Northrop Grumman Corp.	809
16	Raytheon Co.	742
6	Rockwell Collins, Inc.	316
36	United Technologies Corp.	2,233
		9,825
	Air Freight & Logistics — 0.9%
11	FedEx Corp.	1,086
38	United Parcel Service, Inc., Class B	2,677
		3,763
	Airlines — 0.1%
25	Southwest Airlines Co.	431
	Auto Components — 0.1%
6	Goodyear Tire & Rubber Co. (The) (a) (c)	85
7	Johnson Controls, Inc.	494
		579
	Automobiles — 0.4%
66	Ford Motor Co. (c)	553
20	General Motors Corp. (c)	581
9	Harley-Davidson, Inc. (c)	554
		1,688
	Beverages — 2.2%
27	Anheuser-Busch Cos., Inc.	1,344
3	Brown-Forman Corp., Class B	226
72	Coca-Cola Co. (The)	3,236
11	Coca-Cola Enterprises, Inc.	238
7	Constellation Brands, Inc., Class A (a)	191
2	Molson Coors Brewing Co., Class B	143
5	Pepsi Bottling Group, Inc.	165
58	PepsiCo, Inc.	3,800
		9,343
	Biotechnology — 1.3%
42	Amgen, Inc. (a)	2,822
12	Biogen Idec, Inc. (a)	535
9	Genzyme Corp. (a)	608
16	Gilead Sciences, Inc. (a)	1,016
9	MedImmune, Inc. (a)	242
		5,223
	Building Products — 0.2%
6	American Standard Cos., Inc. (c)	260
14	Masco Corp. (c)	384
		644
	Capital Markets — 3.4%
9	Ameriprise Financial, Inc.	394
27	Bank of New York Co., Inc. (The)	918
4	Bear Stearns Cos., Inc. (The)	554
36	Charles Schwab Corp. (The)	593
15	E*Trade Financial Corp. (a)	354
3	Federated Investors, Inc., Class B	99
5	Franklin Resources, Inc.	532
15	Goldman Sachs Group, Inc.	2,263
7	Janus Capital Group, Inc.	132
5	Legg Mason, Inc.	424
19	Lehman Brothers Holdings, Inc.	1,204
15	Mellon Financial Corp.	542
33	Merrill Lynch & Co., Inc.	2,393
38	Morgan Stanley	2,483
7	Northern Trust Corp.	366
12	State Street Corp.	724
9	T. Rowe Price Group, Inc.	412
		14,387
	Chemicals — 1.5%
8	Air Products & Chemicals, Inc.	524
3	Ashland, Inc.	158
34	Dow Chemical Co. (The)	1,292
3	Eastman Chemical Co.	151
6	Ecolab, Inc.	286
32	El Du Pont de Nemours & Co.	1,297
4	Hercules, Inc. (a)	62
3	International Flavors & Fragrances, Inc.	111
19	Monsanto Co.	904
6	PPG Industries, Inc.	370
11	Praxair, Inc.	654
5	Rohm & Haas Co.	226
2	Sigma-Aldrich Corp. (c)	171
		6,206
	Commercial Banks — 4.2%
12	AmSouth Bancorp	349
19	BB&T Corp.	829
6	Comerica, Inc.	328
6	Commerce Bancorp, Inc. (c)	216
5	Compass Bancshares, Inc.	264
20	Fifth Third Bancorp	771

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   27

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — Continued
4	First Horizon National Corp.	166
9	Huntington Bancshares, Inc. (c)	207
14	Keycorp	524
3	M&T Bank Corp.	341
8	Marshall & Ilsley Corp.	370
19	National City Corp.	661
16	North Fork Bancorp, Inc.	450
10	PNC Financial Services Group, Inc.	738
16	Regions Financial Corp.	578
13	SunTrust Banks, Inc.	979
11	Synovus Financial Corp.	331
63	U.S. Bancorp	2,011
57	Wachovia Corp.	3,096
118	Wells Fargo & Co.	4,113
4	Zions Bancorp	295
		17,617
	Commercial Services & Supplies — 0.5%
9	Allied Waste Industries, Inc. (a) (c)	88
4	Avery Dennison Corp.	240
5	Cintas Corp.	180
5	Equifax, Inc.	144
5	Monster Worldwide, Inc. (a)	184
8	Pitney Bowes, Inc.	341
8	R.R. Donnelley & Sons Co.	247
6	Robert Half International, Inc.	187
19	Waste Management, Inc.	658
		2,269
	Communications Equipment — 2.8%
4	ADC Telecommunications, Inc. (a)	57
6	Andrew Corp. (a)	52
14	Avaya, Inc. (a)	151
21	Ciena Corp. (a) (c)	82
215	Cisco Systems, Inc. (a)	4,729
7	Comverse Technology, Inc. (a)	149
55	Corning, Inc. (a)	1,220
59	JDS Uniphase Corp. (a) (c)	135
20	Juniper Networks, Inc. (a)	292
158	Lucent Technologies, Inc. (a) (c)	368
87	Motorola, Inc.	2,035
59	QUALCOMM, Inc.	2,224
16	Tellabs, Inc. (a)	161
		11,655
	Computers & Peripherals — 3.5%
30	Apple Computer, Inc. (a)	2,033
80	Dell, Inc. (a)	1,805
83	EMC Corp. (a)	971
98	Hewlett-Packard Co.	3,593
55	International Business Machines Corp.	4,423
4	Lexmark International, Inc., Class A (a) (c)	208
6	NCR Corp. (a)	223
13	Network Appliance, Inc. (a)	451
6	QLogic Corp. (a)	104
7	SanDisk Corp. (a)	405
123	Sun Microsystems, Inc. (a)	615
		14,831
	Construction & Engineering — 0.1%
3	Fluor Corp.	266
	Construction Materials — 0.1%
4	Vulcan Materials Co.	279
	Consumer Finance — 0.9%
43	American Express Co.	2,284
11	Capital One Financial Corp.	780
14	SLM Corp.	703
		3,767
	Containers & Packaging — 0.2%
4	Ball Corp.	149
4	Bemis Co.	119
5	Pactiv Corp. (a)	133
3	Sealed Air Corp.	149
4	Temple-Inland, Inc. (c)	173
		723
	Distributors — 0.1%
6	Genuine Parts Co.	251
	Diversified Consumer Services — 0.1%
5	Apollo Group, Inc., Class A (a)	248
12	H&R Block, Inc.	243
		491
	Diversified Financial Services — 5.7%
161	Bank of America Corp.	8,275
1	Chicago Mercantile Exchange Holdings, Inc.	538
7	CIT Group, Inc.	316
175	Citigroup, Inc.	8,643
123	JPMorgan Chase & Co. (q)	5,602
9	Moody’s Corp.	526
		23,900

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Telecommunication Services — 2.8%
137	AT&T, Inc.	4,264
64	BellSouth Corp.	2,595
4	CenturyTel, Inc.	163
11	Citizens Communications Co.	158
5	Embarq Corp. (a)	248
55	Qwest Communications International, Inc. (a)	486
103	Verizon Communications, Inc.	3,615
16	Windstream Corp.	216
		11,745
	Electric Utilities — 1.7%
6	Allegheny Energy, Inc. (a)	240
14	American Electric Power Co., Inc.	506
6	DTE Energy Co.	261
11	Edison International	501
7	Entergy Corp.	569
24	Exelon Corp.	1,436
12	FirstEnergy Corp.	663
14	FPL Group, Inc. (c)	633
3	Pinnacle West Capital Corp. (c)	161
13	PPL Corp.	469
9	Progress Energy, Inc.	395
26	Southern Co. (The)	896
14	Xcel Energy, Inc. (c)	297
		7,027
	Electrical Equipment — 0.5%
6	American Power Conversion Corp. (c)	105
3	Cooper Industries Ltd., Class A (Bermuda)	266
14	Emerson Electric Co.	1,188
6	Rockwell Automation, Inc.	353
		1,912
	Electronic Equipment & Instruments — 0.3%
15	Agilent Technologies, Inc. (a)	483
6	Jabil Circuit, Inc.	169
5	Molex, Inc. (c)	182
19	Sanmina-SCI Corp. (a)	64
32	Solectron Corp. (a)	101
9	Symbol Technologies, Inc.	107
3	Tektronix, Inc.	83
		1,189
	Energy Equipment & Services — 1.8%
12	Baker Hughes, Inc.	855
11	BJ Services Co. (c)	362
36	Halliburton Co. (c)	1,186
11	Nabors Industries Ltd. (Bermuda) (a)	359
6	National Oilwell Varco, Inc. (a)	403
5	Noble Corp. (Cayman Islands)	317
4	Rowan Cos., Inc.	133
42	Schlumberger Ltd. (Neth. Antilles)	2,548
11	Transocean, Inc. (Cayman Islands) (a)	764
12	Weatherford International Ltd. (Bermuda) (a)	528
		7,455
	Food & Staples Retailing — 2.3%
17	Costco Wholesale Corp.	777
29	CVS Corp.	967
25	Kroger Co. (The)	607
16	Safeway, Inc.	490
7	Supervalu, Inc.	206
22	Sysco Corp.	684
88	Wal-Mart Stores, Inc.	3,939
36	Walgreen Co.	1,760
5	Whole Foods Market, Inc.	265
		9,695
	Food Products — 1.2%
23	Archer-Daniels-Midland Co.	949
7	Campbell Soup Co.	245
18	ConAgra Foods, Inc.	435
5	Dean Foods Co. (a)	190
13	General Mills, Inc.	680
6	Hershey Foods Corp. (The)	338
12	HJ Heinz Co.	494
9	Kellogg Co.	436
5	McCormick & Co., Inc.	170
27	Sara Lee Corp.	445
9	Tyson Foods, Inc., Class A (c)	131
8	Wm. Wrigley Jr. Co.	363
		4,876
	Gas Utilities — 0.0% (g)
2	Nicor, Inc. (c)	68
1	Peoples Energy Corp. (c)	58
		126
	Health Care Equipment & Supplies — 1.7%
2	Bausch & Lomb, Inc.	92
23	Baxter International, Inc.	1,024
9	Becton, Dickinson & Co.	607
9	Biomet, Inc.	284
43	Boston Scientific Corp. (a)	747
4	CR Bard, Inc.	274
4	Fisher Scientific International, Inc. (a) (c)	342

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   29

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Health Care Equipment & Supplies — Continued
6	Hospira, Inc. (a)	202
43	Medtronic, Inc.	1,994
13	St. Jude Medical, Inc. (a) (c)	463
10	Stryker Corp.	495
9	Zimmer Holdings, Inc. (a) (c)	594
		7,118
	Health Care Providers & Services — 2.8%
20	Aetna, Inc.	745
7	AmerisourceBergen Corp.	327
15	Cardinal Health, Inc.	992
16	Caremark Rx, Inc.	903
4	Cigna Corp.	442
6	Coventry Health Care, Inc. (a)	307
5	Express Scripts, Inc. (a)	408
14	HCA, Inc.	709
8	Health Management Associates, Inc., Class A (c)	177
6	Humana, Inc. (a)	353
4	Laboratory Corp. of America Holdings (a)	301
3	Manor Care, Inc.	145
11	McKesson Corp.	544
11	Medco Health Solutions, Inc. (a)	673
5	Patterson Cos., Inc. (a)	151
6	Quest Diagnostics, Inc.	368
17	Tenet Healthcare Corp. (a)	131
47	UnitedHealth Group, Inc.	2,465
22	WellPoint, Inc. (a)	1,738
		11,879
	Health Care Technology — 0.0% (g)
7	IMS Health, Inc.	192
	Hotels, Restaurants & Leisure — 1.5%
15	Carnival Corp.	641
5	Darden Restaurants, Inc.	161
7	Harrah’s Entertainment, Inc.	406
12	Hilton Hotels Corp.	297
12	International Game Technology	462
12	Marriott International, Inc., Class A	434
44	McDonald’s Corp.	1,576
27	Starbucks Corp. (a)	838
8	Starwood Hotels & Resorts Worldwide, Inc.	408
4	Wendy’s International, Inc.	263
7	Wyndham Worldwide Corp. (a)	206
10	Yum! Brands, Inc.	468
		6,160
	Household Durables — 0.6%
3	Black & Decker Corp.	197
4	Centex Corp. (c)	218
10	D.R. Horton, Inc.	210
5	Fortune Brands, Inc.	375
2	Harman International Industries, Inc.	191
3	KB Home (c)	114
6	Leggett & Platt, Inc. (c)	148
5	Lennar Corp., Class A (c)	220
10	Newell Rubbermaid, Inc.	263
8	Pulte Homes, Inc.	223
2	Snap-On, Inc. (c)	89
2	Stanley Works (The)	118
3	Whirlpool Corp. (c)	222
		2,588
	Household Products — 2.3%
5	Clorox Co.	318
18	Colgate-Palmolive Co.	1,085
16	Kimberly-Clark Corp.	1,029
116	Procter & Gamble Co.	7,156
		9,588
	Independent Power Producers & Energy Traders — 0.5%
23	AES Corp. (The) (a)	492
6	Constellation Energy Group, Inc.	379
13	Dynegy, Inc., Class A (a)	81
16	TXU Corp.	1,079
		2,031
	Industrial Conglomerates — 4.0%
27	3M Co.	1,904
366	General Electric Co.	12,478
5	Textron, Inc.	384
72	Tyco International Ltd. (Bermuda)	1,876
		16,642
	Insurance — 4.7%
11	ACE Ltd. (Cayman Islands)	617
18	Aflac, Inc.	792
22	Allstate Corp. (The)	1,297
4	AMBAC Financial Group, Inc.	323
92	American International Group, Inc.	5,840
11	AON Corp. (c)	388
15	Chubb Corp.	733
6	Cincinnati Financial Corp.	285
13	Genworth Financial, Inc., Class A	442
11	Hartford Financial Services Group, Inc.	917
10	Lincoln National Corp.	614

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — Continued
14	Loews Corp.	550
19	Marsh & McLennan Cos., Inc.	506
5	MBIA, Inc.(c)	293
27	Metlife, Inc.	1,471
10	Principal Financial Group	520
28	Progressive Corp. (The)	678
17	Prudential Financial, Inc.	1,272
4	Safeco Corp.	242
25	St. Paul Travelers Cos., Inc. (The)	1,077
4	Torchmark Corp. (c)	220
12	UnumProvident Corp.	229
6	XL Capital Ltd., Class A (Cayman Islands)	417
		19,723
	Internet & Catalog Retail — 0.1%
11	Amazon.com, Inc. (a)	336
	Internet Software & Services — 1.3%
41	eBay, Inc. (a)	1,135
7	Google, Inc., Class A (a)	2,748
9	VeriSign, Inc. (a) (c)	175
44	Yahoo!, Inc. (a) (c)	1,273
		5,331
	IT Services — 1.0%
4	Affiliated Computer Services, Inc., Class A (a) (c)	214
20	Automatic Data Processing, Inc.	958
6	Computer Sciences Corp. (a)	287
5	Convergys Corp. (a)	103
18	Electronic Data Systems Corp.	435
27	First Data Corp.	1,159
6	Fiserv, Inc. (a)	273
12	Paychex, Inc.	423
5	Sabre Holdings Corp., Class A	103
12	Unisys Corp. (a)	65
		4,020
	Leisure Equipment & Products — 0.2%
3	Brunswick Corp.	96
10	Eastman Kodak Co. (c)	215
6	Hasbro, Inc.	123
14	Mattel, Inc.	258
		692
	Life Sciences Tools & Services — 0.2%
7	Applera Corp.- Applied Biosystems Group	200
2	Millipore Corp. (a)	120
4	PerkinElmer, Inc.	82
6	Thermo Electron Corp. (a)	226
4	Waters Corp. (a)	156
		784
	Machinery — 1.4%
24	Caterpillar, Inc.	1,565
2	Cummins, Inc.	212
8	Danaher Corp. (c)	551
8	Deere & Co.	645
7	Dover Corp.	349
5	Eaton Corp.	352
15	Illinois Tool Works, Inc.	641
12	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	441
7	ITT Industries, Inc.	319
2	Navistar International Corp. (a) (c)	50
9	PACCAR, Inc.	482
4	Pall Corp. (c)	120
4	Parker-Hannifin Corp.	314
		6,041
	Media — 3.3%
143	AOL Time Warner, Inc.	2,381
27	CBS Corp., Class B	777
18	Clear Channel Communications, Inc.	515
74	Comcast Corp., Class A (a)	2,605
2	Dow Jones & Co., Inc. (c)	75
3	E.W. Scripps Co., Class A	136
8	Gannett Co., Inc.	476
15	Interpublic Group of Cos., Inc. (a) (c)	141
13	McGraw-Hill Cos., Inc. (The)	705
1	Meredith Corp. (c)	71
5	New York Times Co., Class A (c)	115
83	News Corp., Class A	1,586
6	Omnicom Group, Inc.	525
8	Tribune Co. (c)	241
8	Univision Communications, Inc., Class A (a)	272
25	Viacom, Inc., Class B (a)	922
77	Walt Disney Co. (The) (c)	2,293
		13,836
	Metals & Mining — 0.9%
31	Alcoa, Inc.	876
3	Allegheny Technologies, Inc.	176
7	Freeport-McMoRan Copper & Gold, Inc., Class B	387
16	Newmont Mining Corp.	810
11	Nucor Corp.	537

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   31

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Metals & Mining — Continued
7	Phelps Dodge Corp.	643
4	United States Steel Corp. (c)	256
		3,685
	Multi-Utilities — 1.3%
7	Ameren Corp. (c)	388
11	CenterPoint Energy, Inc.	159
8	CMS Energy Corp. (a) (c)	114
9	Consolidated Edison, Inc. (c)	400
12	Dominion Resources, Inc.	978
44	Duke Energy Corp	1,305
6	KeySpan Corp.	253
10	NiSource, Inc.	203
12	PG&E Corp. (c)	513
9	Public Service Enterprise Group, Inc.	620
9	Sempra Energy	454
7	TECO Energy, Inc.	116
		5,503
	Multiline Retail — 1.1%
4	Big Lots, Inc. (a) (c)	74
2	Dillards, Inc., Class A (c)	68
11	Dollar General Corp.	141
5	Family Dollar Stores, Inc.	140
19	Federated Department Stores, Inc.	740
8	J.C. Penney Co., Inc.	522
12	Kohl’s Corp. (a)	750
8	Nordstrom, Inc. (c)	283
3	Sears Holdings Corp. (a)	492
30	Target Corp.	1,472
		4,682
	Office Electronics — 0.1%
35	Xerox Corp. (a)	520
	Oil, Gas & Consumable Fuels — 8.0%
16	Anadarko Petroleum Corp.	758
12	Apache Corp.	760
15	Chesapeake Energy Corp.	458
78	Chevron Corp.	5,029
58	ConocoPhillips	3,689
6	Consol Energy, Inc.	236
16	Devon Energy Corp.	969
25	El Paso Corp.	356
9	EOG Resources, Inc.	554
213	Exxon Mobil Corp.	14,424
8	Hess Corp. (c)	389
4	Kinder Morgan, Inc.	383
13	Marathon Oil Corp.	1,066
6	Murphy Oil Corp.	286
30	Occidental Petroleum Corp.	1,539
5	Sunoco, Inc.	336
22	Valero Energy Corp.	1,245
21	Williams Cos., Inc.	516
13	XTO Energy, Inc.	587
		33,580
	Paper & Forest Products — 0.3%
17	International Paper Co. (c)	604
4	Louisiana-Pacific Corp.	73
6	MeadWestvaco Corp.	163
9	Weyerhaeuser Co.	538
		1,378
	Personal Products — 0.2%
3	Alberto-Culver Co.	132
16	Avon Products, Inc.	456
4	Estee Lauder Cos., Inc. (The), Class A	154
		742
	Pharmaceuticals — 6.8%
54	Abbott Laboratories (c)	2,619
5	Allergan, Inc.	616
4	Barr Pharmaceuticals, Inc. (a)	211
69	Bristol-Myers Squibb Co.	1,507
40	Eli Lilly & Co.	2,227
11	Forest Laboratories, Inc. (a)	574
104	Johnson & Johnson	6,745
9	King Pharmaceuticals, Inc. (a)	138
77	Merck & Co., Inc.	3,118
7	Mylan Laboratories, Inc.	151
258	Pfizer, Inc.	7,114
52	Schering-Plough Corp.	1,093
4	Watson Pharmaceuticals, Inc. (a)	92
47	Wyeth	2,309
		28,514
	Real Estate Investment Trusts (REITs) — 1.0%
3	Apartment Investment & Management Co.	175
8	Archstone-Smith Trust	401
3	Boston Properties, Inc.	327
13	Equity Office Properties Trust (c)	478
10	Equity Residential	512
7	Kimco Realty Corp.	310
6	Plum Creek Timber Co., Inc.	226
9	ProLogis	487

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Real Estate Investment Trusts (REITs) — Continued
4	Public Storage, Inc. (c)	328
6	Simon Property Group, Inc.	548
4	Vornado Realty Trust	444
		4,236
	Real Estate Management & Development — 0.0% (g)
9	Realogy Corp. (a)	188
	Road & Rail — 0.7%
13	Burlington Northern Santa Fe Corp.	860
16	CSX Corp.	472
15	Norfolk Southern Corp.	624
2	Ryder System, Inc.	106
9	Union Pacific Corp.	762
		2,824
	Semiconductors & Semiconductor Equipment — 2.7%
17	Advanced Micro Devices, Inc. (a)	426
13	Altera Corp. (a)	256
13	Analog Devices, Inc.	390
55	Applied Materials, Inc.	930
16	Broadcom Corp., Class A (a)	475
14	Freescale Semiconductor, Inc., Class B (a)	442
205	Intel Corp.	4,004
7	KLA-Tencor Corp.	309
11	Linear Technology Corp.	364
14	LSI Logic Corp. (a)	112
11	Maxim Integrated Products, Inc.	329
26	Micron Technology, Inc. (a)(c)	441
12	National Semiconductor Corp.	289
4	Novellus Systems, Inc. (a) (c)	125
12	Nvidia Corp. (a)	361
7	PMC-Sierra, Inc. (a) (c)	50
7	Teradyne, Inc. (a) (c)	98
55	Texas Instruments, Inc.	1,789
12	Xilinx, Inc.	277
		11,467
	Software — 3.3%
21	Adobe Systems, Inc. (a)	684
8	Autodesk, Inc. (a)	284
7	BMC Software, Inc. (a)	199
16	CA, Inc. (c)	379
6	Citrix Systems, Inc. (a)	197
13	Compuware Corp. (a)	101
11	Electronic Arts, Inc. (a)	550
12	Intuit, Inc. (a)	364
309	Microsoft Corp.	7,940
12	Novell, Inc. (a)	80
137	Oracle Corp. (a)	2,147
4	Parametric Technology Corp. (a)	63
36	Symantec Corp. (a)	680
		13,668
	Specialty Retail — 1.9%
5	Autonation, Inc. (a) (c)	101
2	AutoZone, Inc. (a)	170
10	Bed Bath & Beyond, Inc. (a)	335
14	Best Buy Co., Inc.	667
5	Circuit City Stores, Inc.	125
19	Gap, Inc. (The)	326
73	Home Depot, Inc.	2,497
12	Limited Brands, Inc.	311
55	Lowe’s Cos., Inc.	1,479
10	Office Depot, Inc. (a)	373
3	OfficeMax, Inc.	104
5	RadioShack Corp. (c)	86
4	Sherwin-Williams Co. (The) (c)	203
26	Staples, Inc.	579
5	Tiffany & Co.	157
16	TJX Cos., Inc.	431
		7,944
	Textiles, Apparel & Luxury Goods — 0.3%
14	Coach, Inc. (a)	410
4	Jones Apparel Group, Inc.	124
4	Liz Claiborne, Inc. (c)	138
7	Nike, Inc., Class B	537
3	V.F. Corp.	216
		1,425
	Thrifts & Mortgage Finance — 1.6%
21	Countrywide Financial Corp.	724
34	Fannie Mae	1,796
24	Freddie Mac	1,548
9	Golden West Financial Corp.	681
3	MGIC Investment Corp.	178
13	Sovereign Bancorp, Inc.	276
34	Washington Mutual, Inc. (c)	1,418
		6,621
	Tobacco — 1.6%
74	Altria Group, Inc.	6,145
6	Reynolds American, Inc. (c)	393
6	UST, Inc. (c)	300
		6,838

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   33

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Trading Companies & Distributors — 0.0% (g)
3	Grainger (W.W.), Inc.	180
	Wireless Telecommunication Services — 0.6%
14	Alltel Corp.	743
105	Sprint Nextel Corp.	1,776
		2,519
	Total Common Stocks (Cost $382,732)	415,638
	Investment Company — 0.0% (g)
1	SPDR Trust Series 1 (Cost $153)	157
	Total Long-Term Investments (Cost $382,885)	415,795
Short-Term Investments — 0.6%
	Investment Company — 0.6%
2,373	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $2,373)	2,373

PRINCIPAL AMOUNT($)
	U.S. Treasury Bills — 0.0% (g)
50	4.90%, 09/21/06 (k) (n)	50
174	4.97%, 10/05/06 (k) (n)	174
	Total U.S. Treasury Bills (Cost $224)	224
	Total Short-Term Investments (Cost $2,597)	2,597
Investments of Cash Collateral on Securities Loaned — 4.9%
	Certificates of Deposit — 0.8%
1,000	Canadian Imperial Bank N.Y., FRN, 5.37%, 02/14/08	1,000
1,250	Deutsche Bank N.Y., FRN, 5.41%, 01/22/08	1,250
1,249	Societe Generale, N.Y., FRN, 5.32%, 06/20/07	1,249
		3,499
	Commercial Paper — 0.1%
500	Park Granada LLC 5.30%, 09/05/06 (n)	500
	Corporate Notes — 2.0%
1,500	American Express Credit Corp., FRN, 5.33%, 06/12/07	1,500
1,000	Banque Federative Du Credit Mutuel, FRN, 5.33%, 07/13/07	1,000
1,900	Beta Finance, Inc., FRN, 5.38%, 03/15/07	1,900
900	CDC Financial Products, Inc., FRN, 5.41%, 10/02/06	900
800	Citigroup Global Markets, Inc., FRN, 5.38%, 09/07/06	800
1,000	Macquarie Bank Ltd., FRN, 5.34%, 10/01/07	1,000
1,100	Unicredito Italiano Bank plc, FRN, 5.38%, 10/01/07	1,100
		8,200

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Repurchase Agreements — 1.9%
2,251	Bank of America Securities LLC, 5.33%, dated 08/31/06, due 09/01/06, repurchase price $2,252 collateralized by U.S. Government Agency Mortgages	2,251
2,750	Lehman Brothers, Inc., 5.32%, dated 08/31/06, due 09/01/06, repurchase price $2,750 collateralized by U.S. Government Agency Mortgages	2,750
2,750	Morgan Stanley, 5.33%, dated 08/31/06, due 09/01/06, repurchase price $2,750 collateralized by U.S. Government Agency Mortgages	2,750
		7,751
	Time Deposit — 0.1%
500	Washington Mutual Grand Cayman, 5.29%, 09/20/06	500
	Total Investments of Cash Collateral on Securities Loaned (Cost $20,450)	20,450
	Total Investments — 104.8% (Cost $405,932)	438,842
	Liabilities in Excess of Other Assets — (4.8)%	(20,074)
	NET ASSETS — 100.0%	$418,768

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 08/31/06 (USD)	UNREALIZED APPRECIATION (USD)
8	S&P 500 Index	September, 2006	$2,611	$103

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   35

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 88.5%
		Asset Backed Securities — 2.4%
405		American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	397
		AmeriCredit Automobile Receivables Trust,
193		Series 2002-D, Class A4, 3.40%, 04/13/09	192
115		Series 2003-BX, Class A4A, 2.72%, 01/06/10	113
		Citibank Credit Card Issuance Trust,
202		Series 2002-A1, Class A1, 4.95%, 02/09/09	202
860		Series 2002-C2, Class C2, 6.95%, 02/18/14	914
500		Series 2005-B1, Class B1, 4.40%, 09/15/10	491
337		CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	331
214		Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	215
1,311		Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.59%, 05/25/36	1,313
197		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, 6.71%, 04/25/29	195
600		Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 06/18/12	589
		MBNA Credit Card Master Note Trust,
607		Series 2002-C1, Class C1, 6.80%, 07/15/14	645
253		Series 2003-C1, Class C1, FRN, 7.03%, 06/15/12	266
		MBNA Master Credit Card Trust USA,
445		Series 1999-J, Class C, 7.85%, 02/15/12 (e)	478
405		Series 2000-D, Class C, 8.40%, 09/15/09	412
28		Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	27
175		Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	176
		WFS Financial Owner Trust,
275		Series 2003-2, Class A4, 2.41%, 12/20/10	271
367		Series 2003-4, Class A4, 3.15%, 05/20/11	362
		Total Asset Backed Securities (Cost $7,734)	7,589
		Collateralized Mortgage Obligations — 41.9%
		Agency CMO — 33.8%
		Federal Home Loan Mortgage Corp.,
28		Series 11, Class D, 9.50%, 07/15/19	29
—	(h)	Series 41, Class I, HB, 84.00%, 05/15/20	—	(h)
12		Series 46, Class B, 7.80%, 09/15/20	12
4		Series 47, Class F, 10.00%, 06/15/20	4
—	(h)	Series 85, Class C, 8.60%, 01/15/21	—	(h)
11		Series 99, Class Z, 9.50%, 01/15/21	11
46		Series 114, Class H, 6.95%, 01/15/21	46
3		Series 1079, Class S, IF, 15.73%, 05/15/21	3
4		Series 1084, Class F, FRN, 6.33%, 05/15/21	4
3		Series 1084, Class S, IF, HB, 21.24%, 05/15/21	3
21		Series 1144, Class KB, 8.50%, 09/15/21	21
—	(h)	Series 1172, Class L, HB, VAR, 1181.25%, 11/15/21	—	(h)
—	(h)	Series 1196, Class B, HB, IF, 531.96%, 01/15/22	1
41		Series 1206, Class IA, 7.00%, 03/15/22	41
504		Series 1212, Class IZ, 8.00%, 02/15/22	504
28		Series 1250, Class J, 7.00%, 05/15/22	28
—	(h)	Series 1298, Class L, HB, 981.87%, 06/15/07	—	(h)
71		Series 1343, Class LA, 8.00%, 08/15/22	71
48		Series 1404, Class FA, 4.50%, 11/15/07	48
8		Series 1465, Class SA, IF, IO, 3.62%, 02/15/08	—	(h)
323		Series 1466, Class PZ, 7.50%, 02/15/23	333
4		Series 1470, Class F, FRN, 5.09%, 02/15/23	4
130		Series 1491, Class I, 7.50%, 04/15/23	131
6		Series 1506, Class F, FRN, 5.74%, 05/15/08	6
1		Series 1506, Class S, IF, 10.53%, 05/15/08	1
14		Series 1506, Class SD, IF, IO, 3.13%, 05/15/08	—	(h)
318		Series 1512, Class J, 6.50%, 05/15/08	318
39		Series 1513, Class AG, FRN, 4.21%, 05/15/08	38
73		Series 1513, Class N, 6.50%, 05/15/08	73
129		Series 1518, Class G, IF, 3.78%, 05/15/23	124
122		Series 1541, Class O, FRN, 4.26%, 07/15/23	118
33		Series 1544, Class J, IF, 7.05%, 07/15/08	33
19		Series 1549, Class K, 8.50%, 07/15/08	19
242		Series 1558, Class D, 6.50%, 07/15/23	245
64		Series 1586, Class M, 5.00%, 09/15/08	64
17		Series 1600, Class SC, IF, 8.60%, 10/15/08	17
3		Series 1602, Class SA, IF, 5.28%, 10/15/23	3
26		Series 1604, Class SA, IF, 7.35%, 11/15/08	27
50		Series 1606, Class SC, IF, 10.26%, 11/15/08	51
767		Series 1607, Class H, 6.25%, 10/15/13	772
304		Series 1608, Class L, 6.50%, 09/15/23	314
363		Series 1609, Class LG, IF, 5.69%, 11/15/23	365
222		Series 1611, Class JA, FRN, 6.63%, 08/15/23	224
202		Series 1611, Class JB, IF, 2.72%, 08/15/23	194
55		Series 1625, Class SD, IF, 8.51%, 12/15/08	56
9		Series 1665, Class FA, FRN, 4.57%, 06/15/23	9
4		Series 1671, Class L, 7.00%, 02/15/24	4
7		Series 1685, Class Z, 6.00%, 11/15/23	7
41		Series 1689, Class SD, IF, 8.45%, 10/15/23	42
99		Series 1698, Class SC, IF, 9.15%, 03/15/09	103
57		Series 1700, Class GA, PO, 02/15/24	47
405		Series 1706, Class K, 7.00%, 03/15/24	423
58		Series 1745, Class D, 7.50%, 08/15/24	58
142		Series 1798, Class F, 5.00%, 05/15/23	138
6		Series 1807, Class G, 9.00%, 10/15/20	6

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
48	Series 1900, Class T, PO, 08/15/08	47
582	Series 1927, Class PH, 7.50%, 01/15/27	605
24	Series 1967, Class PC, PO, 10/15/08	24
270	Series 1981, Class Z, 6.00%, 05/15/27	272
79	Series 1987, Class PE, 7.50%, 09/15/27	81
11	Series 2017, Class SE, IF, 9.14%, 12/15/08	12
246	Series 2025, Class PE, 6.30%, 01/15/13	248
41	Series 2033, Class SN, IF, IO, 13.07%, 03/15/24	16
115	Series 2038, Class PN, IO, 7.00%, 03/15/28	21
364	Series 2040, Class PE, 7.50%, 03/15/28	377
195	Series 2056, Class TD, 6.50%, 05/15/18	200
758	Series 2063, Class PG, 6.50%, 06/15/28	776
107	Series 2064, Class TE, 7.00%, 06/15/28	111
504	Series 2075, Class PH, 6.50%, 08/15/28	517
304	Series 2075, Class PM, 6.25%, 08/15/28	311
129	Series 2089, Class PJ, IO, 7.00%, 10/15/28	24
112	Series 2097, Class PV, 6.00%, 09/15/09	113
115	Series 2102, Class TC, 6.00%, 12/15/13	116
383	Series 2125, Class JZ, 6.00%, 02/15/29	388
50	Series 2163, Class PC, IO, 7.50%, 06/15/29	11
506	Series 2169, Class TB, 7.00%, 06/15/29	535
202	Series 2172, Class QC, 7.00%, 07/15/29	213
3	Series 2196, Class TL, 7.50%, 11/15/29	3
185	Series 2201, Class C, 8.00%, 11/15/29	193
288	Series 2210, Class Z, 8.00%, 01/15/30	300
135	Series 2224, Class CB, 8.00%, 03/15/30	139
203	Series 2256, Class MC, 7.25%, 09/15/30	206
311	Series 2259, Class ZM, 7.00%, 10/15/30	321
231	Series 2271, Class PC, 7.25%, 12/15/30	235
202	Series 2283, Class K, 6.50%, 12/15/23	210
148	Series 2296, Class PD, 7.00%, 03/15/31	154
20	Series 2299, Class G, 7.00%, 05/15/14	20
69	Series 2306, Class K, PO, 05/15/24	57
167	Series 2306, Class SE, IF, IO, 5.53%, 05/15/24	27
113	Series 2333, Class HC, 6.00%, 07/15/31	114
231	Series 2344, Class QG, 6.00%, 08/15/16	234
3,113	Series 2344, Class ZD, 6.50%, 08/15/31	3,184
392	Series 2344, Class ZJ, 6.50%, 08/15/31	402
321	Series 2345, Class NE, 6.50%, 08/15/31	328
372	Series 2345, Class PQ, 6.50%, 08/15/16	381
7	Series 2345, Class PV, 6.50%, 01/15/24	7
316	Series 2347, Class VP, 6.50%, 03/15/20	325
11	Series 2349, Class NW, 6.50%, 10/15/16	11
279	Series 2351, Class PZ, 6.50%, 08/15/31	288
287	Series 2355, Class BP, 6.00%, 09/15/16	291
310	Series 2360, Class PG, 6.00%, 09/15/16	314
118	Series 2362, Class PD, 6.50%, 06/15/20	119
84	Series 2362, Class PJ, 6.50%, 10/15/28	84
266	Series 2366, Class MD, 6.00%, 10/15/16	270
16	Series 2382, Class TL, IO, 6.50%, 02/15/31	1
105	Series 2391, Class QE, 5.50%, 05/15/15	105
482	Series 2391, Class QR, 5.50%, 12/15/16	482
425	Series 2391, Class VQ, 6.00%, 10/15/12	431
405	Series 2392, Class PV, 6.00%, 12/15/20	408
132	Series 2410, Class HC, 5.50%, 02/15/09	132
291	Series 2410, Class NG, 6.50%, 02/15/32	301
357	Series 2410, Class OE, 6.38%, 02/15/32	364
135	Series 2410, Class QX, IF, IO, 3.32%, 02/15/32	10
72	Series 2412, Class SE, IF, 4.99%, 02/15/09	72
405	Series 2412, Class SP, IF, 5.44%, 02/15/32	383
156	Series 2423, Class MC, 7.00%, 03/15/32	162
295	Series 2423, Class MT, 7.00%, 03/15/32	306
243	Series 2435, Class CJ, 6.50%, 04/15/32	251
405	Series 2435, Class VH, 6.00%, 07/15/19	411
304	Series 2441, Class GF, 6.50%, 04/15/32	315
357	Series 2444, Class ES, IF, IO, 2.62%, 03/15/32	24
378	Series 2450, Class GZ, 7.00%, 05/15/32	389
143	Series 2450, Class SW, IF, IO, 2.67%, 03/15/32	11
292	Series 2454, Class VB, 6.50%, 10/15/15	292
405	Series 2455, Class GK, 6.50%, 05/15/32	418
520	Series 2460, Class VZ, 6.00%, 11/15/29	525
101	Series 2461, Class VB, 6.50%, 04/15/18	101
1,012	Series 2466, Class DH, 6.50%, 06/15/32	1,045
1,012	Series 2466, Class PG, 6.50%, 04/15/32	1,044
405	Series 2474, Class NR, 6.50%, 07/15/32	419
528	Series 2484, Class LZ, 6.50%, 07/15/32	552
794	Series 2498, Class UD, 5.50%, 06/15/16	794
521	Series 2500, Class GD, 5.50%, 12/15/15	520
607	Series 2500, Class MC, 6.00%, 09/15/32	608
626	Series 2500, Class TD, 5.50%, 02/15/16	625
607	Series 2512, Class PG, 5.50%, 10/15/22	597
202	Series 2513, Class YO, PO, 02/15/32	173
607	Series 2515, Class DE, 4.00%, 03/15/32	562
68	Series 2519, Class BT, 8.50%, 09/15/31	73
438	Series 2527, Class VU, 5.50%, 10/15/13	438
304	Series 2535, Class BK, 5.50%, 12/15/22	304
425	Series 2537, Class TE, 5.50%, 12/15/17	425
675	Series 2543, Class YX, 6.00%, 12/15/32	680
682	Series 2557, Class WJ, 5.00%, 07/15/14	677
526	Series 2565, Class MB, 6.00%, 05/15/30	531

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   37

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
810		Series 2575, Class ME, 6.00%, 02/15/33	817
332		Series 2586, Class WI, IO, 6.50%, 03/15/33	82
1,074		Series 2594, Class VA, 6.00%, 03/15/14	1,090
459		Series 2594, Class VP, 6.00%, 02/15/14	465
405		Series 2594, Class VQ, 6.00%, 08/15/20	408
720		Series 2597, Class AD, 6.50%, 03/15/32	749
800		Series 2597, Class DS, IF, IO, 2.22%, 02/15/33	50
1,728		Series 2599, Class DS, IF, IO, 1.67%, 02/15/33	88
1,816		Series 2610, Class DS, IF, IO, 1.77%, 03/15/33	106
1,100		Series 2611, Class SH, IF, IO, 2.32%, 10/15/21	73
405		Series 2617, Class GR, 4.50%, 05/15/18	381
331		Series 2619, Class IM, IO, 5.00%, 10/15/21	45
1,000		Series 2628, Class WA, 4.00%, 07/15/28	946
202		Series 2631, Class LC, 4.50%, 06/15/18	190
202		Series 2640, Class VE, 3.25%, 07/15/22	169
96		Series 2643, Class HI, IO, 4.50%, 12/15/16	9
183		Series 2643, Class KG, 4.00%, 05/15/18	182
465		Series 2651, Class VZ, 4.50%, 07/15/18	434
207		Series 2656, Class SH, IF, 5.61%, 02/15/25	203
292		Series 2668, Class SB, IF, 2.46%, 10/15/15	260
202		Series 2672, Class ME, 5.00%, 11/15/22	196
506		Series 2675, Class CK, 4.00%, 09/15/18	458
362		Series 2682, Class YS, IF, 0.90%, 10/15/33	234
243		Series 2684, Class TO, PO, 10/15/33	141
1,000		Series 2684, PO, 01/15/33	606
202		Series 2686, Class GB, 5.00%, 05/15/20	200
150		Series 2691, Class WS, IF, 1.00%, 10/15/33	97
1,000		Series 2695, Class DE, 4.00%, 01/15/17	942
218		Series 2705, Class SC, IF, 1.00%, 11/15/33	148
218		Series 2705, Class SD, IF, 2.15%, 11/15/33	159
17		Series 2733, Class GF, FRN, 0.00%, 09/15/33	16
87		Series 2739, Class S, IF, 1.34%, 01/15/34	50
150		Series 2744, Class FE, FRN, 0.00%, 02/15/34	118
405		Series 2744, Class PC, 5.50%, 01/15/31	407
505		Series 2744, Class PD, 5.50%, 08/15/33	508
405		Series 2744, Class TU, 5.50%, 05/15/32	398
283		Series 2749, Class PK, IO, 5.00%, 09/15/22	13
172		Series 2753, Class S, IF, 1.34%, 02/15/34	99
300		Series 2755, Class PA, PO, 02/15/29	257
134		Series 2755, Class SA, IF, 3.54%, 05/15/30	123
59		Series 2769, PO, 03/15/34	35
386		Series 2776, Class SK, IF, 1.08%, 04/15/34	263
158		Series 2846, PO, 08/15/34	131
96		Series 3117, Class OK, PO, 02/15/36	67
496		Series 3150, PO, 05/15/36	369
199		Series 3158, Class LX, FRN, 0.00%, 05/15/36	169
244		Series 3189, Class SN, IF, 0.75%, 11/15/35	233
		Federal Home Loan Mortgage Corp. Structured Pass Through Securities,
113		Series T-41, Class 3A, 7.50%, 07/25/32	117
97		Series T-51, Class 2A, VAR, 7.50%, 08/25/42	101
926		Series T-54, Class 2A, 6.50%, 02/25/43	933
326		Series T-54, Class 3A, 7.00%, 02/25/43	335
84		Series T-58, Class A, PO, 09/25/43	71
209		Federal Home Loan Mortgage Corp.- Government National Mortgage Association, Series 24, Class ZE, 6.25%, 11/25/23	212
		Federal National Mortgage Association,
2		Series 50, Class 2, IO, 10.50%, 03/01/19	—	(h)
13		Series 218, Class 2, IO, 7.50%, 04/01/23	3
158		Series 329, Class 1, PO, 12/01/32	117
342		Series 340, Class 1, PO, 09/01/33	245
7		Series 1988-7, Class Z, 9.25%, 04/25/18	8
37		Series 1989-70, Class G, 8.00%, 10/25/19	39
14		Series 1989-78, Class H, 9.40%, 11/25/19	16
13		Series 1989-83, Class H, 8.50%, 11/25/19	13
12		Series 1989-89, Class H, 9.00%, 11/25/19	12
4		Series 1990-1, Class D, 8.80%, 01/25/20	4
7		Series 1990-7, Class B, 8.50%, 01/25/20	7
7		Series 1990-60, Class K, 5.50%, 06/25/20	7
6		Series 1990-63, Class H, 9.50%, 06/25/20	7
7		Series 1990-93, Class G, 5.50%, 08/25/20	6
—	(h)	Series 1990-94, Class H, HB, 505.00%, 08/25/20	1
—	(h)	Series 1990-95, Class J, HB, 1118.04%, 08/25/20	2
32		Series 1990-102, Class J, 6.50%, 08/25/20	33
14		Series 1990-120, Class H, 9.00%, 10/25/20	15
3		Series 1990-134, Class SC, IF, 13.58%, 11/25/20	3
—	(h)	Series 1990-140, Class K, HB, 652.15%, 12/25/20	3
—	(h)	Series 1991-7, Class K, HB, 908.5%, 02/25/21	—	(h)
19		Series 1991-42, Class S, IF, 8.32%, 05/25/21	21
29		Series 1992-33, Class F, FRN, 4.45%, 03/25/22	29
6		Series 1992-44, Class K, 7.25%, 04/25/07	6
18		Series 1992-143, Class MA, 5.50%, 09/25/22	18
106		Series 1993-18, Class PK, 6.50%, 02/25/08	106
123		Series 1993-25, Class J, 7.50%, 03/25/23	129
768		Series 1993-37, Class PX, 7.00%, 03/25/23	794
72		Series 1993-41, Class PH, 6.00%, 03/25/23	72
271		Series 1993-54, Class Z, 7.00%, 04/25/23	281
57		Series 1993-62, Class SA, IF, 10.99%, 04/25/23	64
9		Series 1993-72, Class F, FRN, 4.99%, 05/25/08	9

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Agency CMO — Continued
73		Series 1993-122, Class M, 6.50%, 07/25/23	75
26		Series 1993-165, Class SD, IF, 6.18%, 09/25/23	26
7		Series 1993-170, Class SE, IF, 10.46%, 09/25/08	7
14		Series 1993-175, Class SA, IF, 11.12%, 09/25/08	15
111		Series 1993-178, Class PK, 6.50%, 09/25/23	114
1,012		Series 1993-183, Class KA, 6.50%, 10/25/23	1,052
878		Series 1993-189, Class PL, 6.50%, 10/25/23	904
96		Series 1993-190, Class S, IF, 7.38%, 10/25/08	97
19		Series 1993-196, Class FA, FRN 4.99%, 10/25/08	18
117		Series 1993-225, Class SG, IF, 4.90%, 12/25/13	120
190		Series 1993-247, Class SA, IF, 12.89%, 12/25/23	225
444		Series 1993-250, Class Z, 7.00%, 12/25/23	457
810		Series 1993-257, Class C, PO, 06/25/23	702
11		Series 1994-9, Class E, PO, 11/25/23	9
42		Series 1994-12, Class FC, FRN, 5.14%, 01/25/09	42
10		Series 1994-13, Class SK, IF, 9.84%, 02/25/09	10
57		Series 1994-17, Class JB, IO, 6.50%, 02/25/09	3
15		Series 1994-20, Class Z, 6.50%, 02/25/09	15
173		Series 1994-34, Class DZ, 6.00%, 03/25/09	173
118		Series 1994-40, Class VC, 6.50%, 02/25/10	118
91		Series 1994-55, Class G, 6.75%, 12/25/23	91
499		Series 1996-14, Class SE, IF, IO, 5.68%, 08/25/23	75
20		Series 1996-20, Class L, PO, 09/25/08	19
43		Series 1996-24, Class E, PO, 03/25/09	40
26		Series 1996-27, Class FC, FRN, 5.84%, 03/25/17	26
160		Series 1996-32, Class PH, 7.00%, 01/25/26	161
50		Series 1996-39, Class J, PO, 09/25/08	48
—	(h)	Series 1996-46, Class PE, PO, 09/25/06	—	(h)
47		Series 1996-59, Class J, 6.50%, 08/25/22	48
333		Series 1996-59, Class K, 6.50%, 07/25/23	338
296		Series 1997-20, FRN, IO, 1.84%, 03/25/27	16
266		Series 1997-20, Class IB, FRN, IO, 1.84%, 03/25/27	16
117		Series 1997-27, Class J, 7.50%, 04/18/27	123
99		Series 1997-29, Class J, 7.50%, 04/20/27	104
198		Series 1997-39, Class PD, 7.50%, 05/20/27	206
93		Series 1997-81, Class PI, IO, 7.00%, 12/18/27	21
14		Series 1998-4, Class C, PO, 04/25/23	12
51		Series 1998-27, Class B, PO, 12/25/08	48
190		Series 1998-36, Class ZB, 6.00%, 07/18/28	191
568		Series 2000-2, Class ZE, 7.50%, 02/25/30	597
283		Series 2001-4, Class PC, 7.00%, 03/25/21	293
486		Series 2001-5, Class OW, 6.00%, 03/25/16	492
756		Series 2001-33, Class ID, IO, 6.00%, 07/25/31	169
592		Series 2001-36, Class DE, 7.00%, 08/25/31	609
143		Series 2001-44, Class PD, 7.00%, 09/25/31	148
448		Series 2001-48, Class Z, 6.50%, 09/25/21	464
155		Series 2001-49, Class Z, 6.50%, 09/25/31	159
769		Series 2001-50, Class VB, 6.50%, 12/25/16	771
362		Series 2001-52, Class XM, 6.50%, 11/25/10	366
709		Series 2001-61, Class VB, 7.00%, 12/25/16	723
288		Series 2001-61, Class VQ, 6.50%, 08/25/15	290
284		Series 2001-71, Class GU, 6.00%, 05/25/14	286
545		Series 2001-71, Class MB, 6.00%, 12/25/16	551
709		Series 2001-71, Class QE, 6.00%, 12/25/16	717
2,854		Series 2001-74, Class MB, 6.00%, 12/25/16	2,925
246		Series 2001-78, Class VB, 6.00%, 12/25/15	246
344		Series 2001-80, Class PE, 6.00%, 07/25/29	348
132		Series 2001-81, Class LO, PO, 01/25/32	102
360		Series 2002-1, Class HC, 6.50%, 02/25/22	369
134		Series 2002-1, Class SA, IF, 7.88%, 02/25/32	143
316		Series 2002-2, Class UC, 6.00%, 02/25/17	318
607		Series 2002-3, Class OG, 6.00%, 02/25/17	616
138		Series 2002-8, Class SR, IF, 5.01%, 03/25/09	137
1,235		Series 2002-18, Class PC, 5.50%, 04/25/17	1,242
432		Series 2002-21, Class PE, 6.50%, 04/25/32	444
405		Series 2002-24, Class AJ, 6.00%, 04/25/17	409
405		Series 2002-28, Class PK, 6.50%, 05/25/32	416
558		Series 2002-37, Class Z, 6.50%, 06/25/32	570
810		Series 2002-56, Class UC, 5.50%, 09/25/17	811
511		Series 2002-59, Class AC, 6.00%, 03/25/28	513
420		Series 2002-59, Class VB, 6.50%, 04/25/32	421
810		Series 2002-74, Class LD, 5.00%, 01/25/16	799
1,012		Series 2002-74, Class PD, 5.00%, 11/25/15	1,000
442		Series 2002-84, Class VB, 5.50%, 04/25/15	439
93		Series 2002-91, Class UH, IO, 5.50%, 06/25/22	16
405		Series 2002-94, Class BK, 5.50%, 01/25/18	405
606		Series 2003-8, Class SB, IF, IO, 2.33%, 03/25/16	24
202		Series 2003-22, Class UD, 4.00%, 04/25/33	162
162		Series 2003-34, Class GB, 6.00%, 03/25/33	163
304		Series 2003-34, Class GE, 6.00%, 05/25/33	306
104		Series 2003-39, Class IO, VAR, 6.00%, 05/25/33	25
405		Series 2003-47, Class PE, 5.75%, 06/25/33	397
825		Series 2003-52, Class PA, 6.50%, 06/25/35	852
201		Series 2003-52, Class SX, IF, 6.98%, 10/25/31	206
168		Series 2003-64, Class SX, IF, 0.25%, 07/25/33	107
397		Series 2003-71, Class DS, IF, 0.26%, 08/25/33	263
1,095		Series 2003-73, Class GA, 3.50%, 05/25/31	1,020
1,633		Series 2003-80, Class SY, IF, IO, 2.33%, 06/25/23	136
405		Series 2003-83, Class PG, 5.00%, 06/25/23	392
132		Series 2003-91, Class SD, IF, 3.63%, 09/25/33	118

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   39

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
304	Series 2003-106, Class US, IF, 1.09%, 11/25/23	208
1,155	Series 2003-116, Class SB, IF, IO, 2.28%, 11/25/33	70
202	Series 2003-128, Class KE, 4.50%, 01/25/14	197
500	Series 2003-128, Class NG, 4.00%, 01/25/19	449
355	Series 2003-130, Class SX, IF, 3.53%, 01/25/34	334
303	Series 2004-14, Class SD, IF, 1.09%, 03/25/34	199
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	895
64	Series 2004-21, Class CO, PO, 04/25/34	36
405	Series 2004-25, Class PC, 5.50%, 01/25/34	398
321	Series 2004-25, Class SA, IF, 4.88%, 04/25/34	315
263	Series 2004-36, Class PC, 5.50%, 02/25/34	259
468	Series 2004-36, Class SA, IF, 4.88%, 05/25/34	454
287	Series 2004-76, Class CL, 4.00%, 10/25/19	260
500	Series 2005-40, Class YA, 5.00%, 09/25/20	495
2,000	Series 2005-68, Class PG, 5.50%, 08/25/35	1,987
448	Series 2006-44, Class P, PO, 12/25/33	326
589	Series 2006-59, Class QO, PO, 01/25/33	447
500	Series 2006-77, Class PC, 6.50%, 08/25/36	522
10	Series G-14, Class L, 8.50%, 06/25/21	11
50	Series G-18, Class Z, 8.75%, 06/25/21	54
17	Series G-22, Class G, 6.00%, 12/25/16	17
37	Series G-35, Class M, 8.75%, 10/25/21	40
155	Series G92-35, Class E, 7.50%, 07/25/22	161
9	Series G92-42, Class Z, 7.00%, 07/25/22	9
225	Series G92-44, Class ZQ, 8.00%, 07/25/22	238
168	Series G92-54, Class ZQ, 7.50%, 09/25/22	176
35	Series G93-5, Class Z, 6.50%, 02/25/23	35
38	Series G95-1, Class C, 8.80%, 01/25/25	41
	Federal National Mortgage Association Whole Loan,
434	Series 2002-W5, Class A7, 6.25%, 08/25/30	435
117	Series 2002-W5, Class A10, IF, IO, 2.78%, 11/25/30	6
452	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	459
127	Series 2003-W4, Class 2A, 6.50%, 10/25/42	129
71	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	71
394	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	406
	Government National Mortgage Association,
128	Series 1994-3, Class PQ, 7.49%, 07/16/24	133
454	Series 1994-4, Class KQ, 7.99%, 07/16/24	474
607	Series 1994-7, Class PQ, 6.50%, 10/16/24	630
172	Series 1995-3, Class DQ, 8.05%, 06/16/25	182
48	Series 1995-7, Class CQ, 7.50%, 09/16/25	50
363	Series 1996-16, Class E, 7.50%, 08/16/26	375
76	Series 1998-26, Class K, 7.50%, 09/17/25	80
1,044	Series 1999-10, Class ZC, 6.50%, 04/20/29	1,072
173	Series 1999-30, Class S, IF, IO, 3.23%, 08/16/29	11
130	Series 1999-41, Class Z, 8.00%, 11/16/29	136
101	Series 1999-44, Class PC, 7.50%, 12/20/29	106
234	Series 2000-6, Class Z, 7.50%, 02/20/30	244
112	Series 2000-9, Class PB, 7.50%, 06/16/26	112
43	Series 2000-9, Class Z, 8.00%, 06/20/30	46
772	Series 2000-9, Class ZJ, 8.50%, 02/16/30	833
382	Series 2000-14, Class PD, 7.00%, 02/16/30	395
112	Series 2000-16, Class ZN, 7.50%, 02/16/30	117
600	Series 2000-37, Class B, 8.00%, 12/20/30	624
49	Series 2000-38, Class AH, 7.15%, 12/20/30	49
376	Series 2001-7, Class PK, 6.50%, 03/20/31	386
21	Series 2001-32, Class WA, IF, 6.81%, 07/20/31	22
405	Series 2001-64, Class MQ, 6.50%, 12/20/31	416
139	Series 2002-7, Class PG, 6.50%, 01/20/32	142
224	Series 2002-31, Class S, IF, IO, 3.37%, 01/16/31	22
270	Series 2002-36, Class VB, 6.50%, 07/20/19	270
405	Series 2002-40, Class UK, 6.50%, 06/20/32	421
405	Series 2002-47, Class PG, 6.50%, 07/16/32	419
405	Series 2002-47, Class PY, 6.00%, 07/20/32	405
632	Series 2002-47, Class ZA, 6.50%, 07/20/32	648
105	Series 2002-48, Class VM, 6.50%, 09/20/16	105
52	Series 2002-51, Class SG, IF, 9.43%, 04/20/31	57
302	Series 2002-54, Class GB, 6.50%, 08/20/32	311
784	Series 2002-67, Class VA, 6.00%, 03/20/13	784
147	Series 2002-79, Class KV, 6.00%, 11/20/13	149
82	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	2
411	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	70
297	Series 2003-4, Class NY, 5.50%, 12/20/13	298
104	Series 2003-24, PO, 03/16/33	83
304	Series 2003-40, Class TJ, 6.50%, 03/20/33	318
392	Series 2003-52, Class AP, PO, 06/16/33	302
168	Series 2003-95, Class SC, IF, IO, 1.67%, 09/17/31	4
80	Series 2004-28, Class S, IF, 5.01%, 04/16/34	77
171	Series 2004-73, Class AE, IF, 3.86%, 08/17/34	160
	Vendee Mortgage Trust,
600	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	601
961	Series 1996-1, Class 1Z, 6.75%, 02/15/26	980
327	Series 1996-2, Class 1Z, 6.75%, 06/15/26	338
1,356	Series 1997-1, Class 2Z, 7.50%, 02/15/27	1,425
329	Series 1998-1, Class 2E, 7.00%, 09/15/27	339
		106,034

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Non-Agency CMO — 8.1%
102		Banc of America Alternative Loan Trust, Series 2003-11, PO, 01/25/34	72
133		Banc of America Funding Corp., Series 2004-1, PO, 03/25/34	96
		Banc of America Mortgage Securities,
99		Series 2003-8, Class A, PO, 11/25/33	73
244		Series 2004-1, PO, 02/25/34	191
172		Series 2004-6, Class A, PO, 07/25/34	117
59		BHN II Mortgage Trust, Series 1997-1, Class A2, 7.92%, 07/25/09 (i)	1
		Citigroup Mortgage Loan Trust, Inc.,
302		Series 2003-UP3, Class A3, 7.00%, 09/25/33	305
495		Series 2003-UST1, Class A1, 5.50%, 12/25/18	489
92		Series 2003-UST1, Class 1, PO, 12/25/18	70
70		Series 2003-UST1, Class 3, PO, 12/25/18	55
		Countrywide Alternative Loan Trust,
1,215		Series 2002-8, Class A4, 6.50%, 07/25/32	1,207
1,160		Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,118
380		Series 2005-26CB, Class A10, IF, 3.40%, 07/25/35	361
500		Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	488
		Countrywide Home Loan Mortgage Pass Through Trust,
905		Series 2003-26, Class 1A6, 3.50%, 08/25/33	813
465		Series 2003-J7, Class 4A3, IF, 2.93%, 08/25/18	418
163		Series 2003-J13, PO, 01/25/34	129
122		Series 2004-HYB3, Class 2A, VAR, 4.08%, 06/20/34	120
851		Series 2005-22, Class 2A1, FRN, 5.30%, 11/25/35	844
521		Series 2005-R1, Class 2A, PO, 03/25/35 (e)	409
174		Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2A, PO, 10/25/18	139
		First Horizon Asset Securities, Inc.,
587		Series 2004-AR1, Class 2A2, FRN, 5.02%, 04/25/35	579
809		Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	800
202		Series 2004-AR7, Class 2A2, FRN, 4.92%, 02/25/35	199
501		MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	487
		MASTR Alternative Loans Trust,
867		Series 2003-9, Class 8A1, 6.00%, 01/25/34	868
3,141		Series 2004-4, Class 10A1, 5.00%, 05/25/24	3,069
87		Series 2004-7, Class 30, PO, 08/25/34	61
244		Series 2004-10, Class 1A1, 4.50%, 09/25/19	233
		MASTR Asset Securitization Trust,
164		Series 2003-4, Class 2A2, 5.00%, 05/25/18	163
160		Series 2004-8, PO, 08/25/19	120
703		MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	483
179		MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	180
		Nomura Asset Acceptance Corp.,
282		Series 2003-A1, Class A1, 5.50%, 05/25/33	280
222		Series 2003-A1, Class A2, 6.00%, 05/25/33	221
43		Series 2003-A1, Class A5, 7.00%, 04/25/33	43
207		Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	210
—	(h)	Paine Webber CMO Trust, Series H, Class 4, 8.75%, 04/01/18	—	(h)
		Residential Accredit Loans, Inc.,
1,707		Series 2002-QS8, Class A5, 6.25%, 06/25/17	1,702
313		Series 2002-QS16, Class A3, IF, 5.49%, 10/25/17	312
353		Series 2003-QS3, Class A2, IF, 4.79%, 02/25/18	342
1,482		Series 2003-QS9, Class A3, IF, IO, 2.23%, 05/25/18	118
202		Series 2004-QS8, Class A2, 5.00%, 06/25/34	198
177		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, 02/25/19	171
		Residential Funding Mortgage Securities I,
626		Series 2003-S7, Class A17, 4.00%, 05/25/33	601
739		Series 2003-S11, Class A1, 2.50%, 06/25/18	706
202		Series 2003-S12, Class 4A5, 4.50%, 12/25/32	190
6		Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	6
85		Salomon Brothers Mortgage Securities VII, Series 2003-UP2, Class 1, PO, 12/25/18	66
34		Structured Mortgage Asset Residential Trust, Series 1993-2A, Class AE, 7.60%, 03/25/09	35
400		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.50%, 06/25/35	392
118		Washington Mutual Mortgage Securities Corp., Series 2003-MS7, Class P, PO, 03/25/33	93
		Washington Mutual, Inc.,
595		Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	581
304		Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	292
114		Series 2003-S10, Class A6, PO, 10/25/18	76
324		Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	318
905		Series 2004-S3, Class 2A3, IF, 4.20%, 07/25/34	881
		Wells Fargo Mortgage-Backed Securities Trust,
184		Series 2003-11, Class 1A, PO, 10/25/18	144
405		Series 2003-13, Class A7, 4.50%, 11/25/18	379
178		Series 2003-17, Class 2A4, 5.50%, 01/25/34	175
313		Series 2004-7, Class 2A2, 5.00%, 07/25/19	305
990		Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	974

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   41

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
301	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	295
506	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	488
		25,351
	Total Collateralized Mortgage Obligations (Cost $135,524)	131,385
	Commercial Mortgage-Backed Securities — 1.2%
500	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.35%, 09/10/47	494
	Bear Stearns Commercial Mortgage Securities,
73	Series 2000-WF1, Class A1, 7.64%, 02/15/32	75
239	Series 2004-T16, Class A2, 3.70%, 02/13/46	232
300	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	291
360	Series 2006-PW11, Class A4, VAR, 5.63%, 03/11/39	362
492	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.91%, 03/15/49	500
218	Merrill Lynch Mortgage Investors, Inc., Series 1997-C2, Class A2, 6.54%, 12/10/29	220
500	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	480
150	Morgan Stanley Capital I, Series 2006-T23, Class A1, 5.68%, 08/12/41	152
810	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	782
	Total Commercial Mortgage-Backed Securities (Cost $3,663)	3,588
	Corporate Bonds — 19.0%
	Aerospace & Defense — 0.2%
250	Northrop Grumman Corp., 7.13%, 02/15/11	267
233	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	241
		508
	Air Freight & Logistics — 0.3%
825	FedEx Corp., Series 981A, 6.72%, 01/15/22	881
	Airlines — 0.4%
106	American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09	109
	Continental Airlines, Inc.,
49	Series 1999-2, Class A1, 7.26%, 03/15/20	51
202	Series 1999-2, Class A2, 7.06%, 09/15/09	208
169	Delta Air Lines, Inc., Series 2001-1, 6.62%, 03/18/11 (d)	172
329	Southwest Airlines Co., Series 2001-1, 5.50%, 05/01/08	329
392	United Airlines, Inc., Series 2001-1, 6.07%, 09/01/14	392
		1,261
	Automobiles — 0.4%
	DaimlerChrysler NA Holding Corp.,
405	4.75%, 01/15/08	401
709	7.20%, 09/01/09	739
		1,140
	Capital Markets — 3.8%
800	Bear Stearns Co., Inc. (The), 3.25%, 03/25/09	763
	Citigroup, Inc.,
121	3.50%, 02/01/08	118
202	4.25%, 07/29/09	197
506	5.63%, 08/27/12	512
81	6.20%, 03/15/09	83
	Credit Suisse First Boston USA, Inc.,
111	4.70%, 06/01/09	110
1,640	6.13%, 11/15/11	1,694
405	5.50%, 08/15/13	406
	Goldman Sachs Group, Inc.,
269	3.88%, 01/15/09	261
202	4.75%, 07/15/13	192
200	5.15%, 01/15/14	194
486	6.60%, 01/15/12	510
1,000	6.88%, 01/15/11	1,056
101	7.35%, 10/01/09	107
	Lehman Brothers Holdings, Inc.,
455	6.63%, 01/18/12	480
300	Series G, 4.80%, 03/13/14	286
	Merrill Lynch & Co., Inc.,
202	5.45%, 07/15/14 (c)	201
202	Series B, 3.13%, 07/15/08	194
405	Series B, 3.70%, 04/21/08	395
200	Series B, 4.50%, 11/04/10 (c)	195
304	Series C, 4.13%, 01/15/09	297
200	Series C, 5.00%, 01/15/15	193
	Morgan Stanley,
243	4.25%, 05/15/10	234
147	4.75%, 04/01/14	139
1,000	6.60%, 04/01/12	1,055
1,240	6.75%, 04/15/11	1,306
607	State Street Corp., 7.65%, 06/15/10	652
		11,830
	Chemicals — 0.1%
304	Dow Chemical Co. (The), 6.13%, 02/01/11	312
125	Monsanto Co., 7.38%, 08/15/12	137
		449

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — 2.7%
	Bank of America Corp.,
125	5.25%, 12/01/15 (c)	122
405	7.40%, 01/15/11	437
1,470	7.80%, 02/15/10	1,585
152	Branch Banking & Trust Co., 4.88%, 01/15/13	147
1,012	First Bank N.A., 6.50%, 02/01/08	1,027
1,012	Firstar Bank N.A., 7.13%, 12/01/09	1,067
405	Keycorp, Series G, 4.70%, 05/21/09	399
233	Mellon Funding Corp., 3.25%, 04/01/09 (c)	221
	Popular North America, Inc.,
202	4.25%, 04/01/08	198
202	Series E, 6.13%, 10/15/06	202
380	Royal Bank of Canada (Canada), 3.88%, 05/04/09	368
229	Suntrust Bank, 6.38%, 04/01/11	238
202	Wachovia Bank N.A., 7.80%, 08/18/10	219
	Wachovia Corp.,
709	3.50%, 08/15/08	686
388	3.63%, 02/17/09	374
456	Wells Fargo & Co., 3.13%, 04/01/09	434
	Wells Fargo Bank N.A.,
81	6.45%, 02/01/11	85
628	7.55%, 06/21/10	678
		8,487
	Commercial Services & Supplies — 0.1%
283	PHH Corp., 7.13%, 03/01/13	284
	Communications Equipment — 0.0% (g)
100	Cisco Systems, Inc., 5.50%, 02/22/16	100
	Computers & Peripherals — 0.1%
283	International Business Machines Corp., 5.39%, 01/22/09	284
	Consumer Finance — 1.9%
405	American Express Credit Corp., 3.00%, 05/16/08	390
	American General Finance Corp.,
132	Series H, 4.50%, 11/15/07	131
91	Series H, 5.38%, 10/01/12	90
71	Capital One Bank, 5.75%, 09/15/10	72
	Ford Motor Credit Co.,
100	5.80%, 01/12/09	96
350	7.38%, 10/28/09	343
300	7.88%, 06/15/10	295
70	General Motors Acceptance Corp., 6.13%, 09/15/06	70
	HSBC Finance Corp.,
202	4.75%, 05/15/09	200
1,417	5.88%, 02/01/09	1,438
202	6.38%, 11/27/12	211
202	6.50%, 11/15/08	207
452	6.75%, 05/15/11	477
698	8.00%, 07/15/10 (c)	761
	International Lease Finance Corp.,
177	4.50%, 05/01/08	174
152	5.88%, 05/01/13 (c)	155
	SLM Corp.,
100	4.00%, 01/15/10	96
263	Series A, 5.38%, 01/15/13	260
202	Toyota Motor Credit Corp., 2.88%, 08/01/08	193
202	Washington Mutual Financial Corp., 6.88%, 05/15/11	215
		5,874
	Diversified Financial Services — 2.8%
1,108	Associates Corp. of North America, 8.15%, 08/01/09	1,192
100	Caterpillar Financial Services Corp., Series F, 3.45%, 01/15/09	96
200	CIT Group, Inc., 7.75%, 04/02/12	221
	General Electric Capital Corp.,
455	3.50%, 05/01/08	442
54	7.88%, 12/01/06	54
425	Series A, 4.25%, 01/15/08	419
354	Series A, 4.63%, 09/15/09 (c)	349
1,042	Series A, 5.88%, 02/15/12 (c)	1,070
1,215	Series A, 6.00%, 06/15/12	1,256
516	Series A, 6.13%, 02/22/11	534
	John Hancock Global Funding II,
243	3.50%, 01/30/09 (e)	234
243	7.90%, 07/02/10 (c) (e)	266
	MassMutual Global Funding II,
330	3.25%, 06/15/07 (e)	325
405	3.50%, 03/15/10 (e)	384
209	National Rural Utilities Cooperative Finance Corp., 7.30%, 09/15/06	209
	New York Life Global Funding,
223	3.88%, 01/15/09 (e)	216
506	5.38%, 09/15/13 (e)	506
	Principal Life Global Funding I,
202	2.80%, 06/26/08 (e)	193
765	6.25%, 02/15/12 (e)	797
125	Textron Financial Corp., 5.13%, 02/03/11	124
		8,887

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   43

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Telecommunication Services — 1.5%
142	Ameritech Capital Funding, 6.15%, 01/15/08	143
203	Bellsouth Telecommunications, 6.30%, 12/15/15	205
830	British Telecommunications plc (United Kingdom), 8.37%, 12/15/10	926
587	France Telecom S.A. (France), 7.75%, 03/01/11	641
176	New York Telephone Co., 6.00%, 04/15/08	177
567	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	606
46	Nynex Corp., 9.55%, 05/01/10	49
	Sprint Capital Corp.,
81	7.63%, 01/30/11	87
182	8.38%, 03/15/12	203
283	Telus Corp. (Canada), 8.00%, 06/01/11	311
202	Verizon Florida, Inc., Series F, 6.13%, 01/15/13	203
800	Verizon Global Funding Corp., 7.25%, 12/01/10	854
200	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	185
		4,590
	Electric Utilities — 0.4%
81	Alabama Power Co., 4.70%, 12/01/10	79
233	Carolina Power & Light Co., 5.13%, 09/15/13	228
202	DTE Energy Co., Series A, 6.65%, 04/15/09	207
300	Exelon Generation Co. LLC, 6.95%, 06/15/11	317
54	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	52
221	PSEG Power LLC, 7.75%, 04/15/11	239
15	Virginia Electric & Power Co., Series A, 5.38%, 02/01/07	15
		1,137
	Food & Staples Retailing — 0.1%
304	Kroger Co. (The), 8.05%, 02/01/10	326
	Gas Utilities — 0.1%
820	Enron Corp., 6.75%, 07/01/05 (d) (f) (i)	—	(h)
162	KeySpan Gas East Corp., 7.88%, 02/01/10	174
263	Southern California Gas Co., 4.80%, 10/01/12	255
		429
	Industrial Conglomerates — 0.1%
	Tyco International Group S.A. (Bermuda),
152	6.38%, 10/15/11	159
253	6.75%, 02/15/11	266
		425
	Insurance — 1.3%
385	American International Group, Inc., 4.25%, 05/15/13	357
	ASIF Global Financing,
455	3.90%, 10/22/08 (e)	443
607	4.90%, 01/17/13 (e)	589
405	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	417
222	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	221
304	MGIC Investment Corp., 6.00%, 03/15/07	305
445	Monumental Global Funding II, 4.38%, 07/30/09 (e)	434
324	Monumental Global Funding III, 5.20%, 01/30/07 (e)	324
121	Nationwide Financial Services, 6.25%, 11/15/11	125
233	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	226
	Protective Life Secured Trust,
217	4.00%, 10/07/09	209
405	4.00%, 04/01/11	383
76	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14	73
		4,106
	Media — 0.7%
106	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	120
121	Comcast Corp., 5.50%, 03/15/11	121
182	COX Communications, Inc., 7.75%, 11/01/10	196
749	TCI Communications, Inc., 9.80%, 02/01/12	882
	Time Warner Cos, Inc.,
283	7.48%, 01/15/08	290
430	8.18%, 08/15/07	441
223	Time Warner Entertainment Co. LP, 10.15%, 05/01/12	264
		2,314
	Multi-Utilities — 0.4%
324	Dominion Resources, Inc., Series B, 6.25%, 06/30/12	333
	Duke Energy Corp.,
455	4.20%, 10/01/08 (c)	444
405	5.63%, 11/30/12 (c)	409
		1,186
	Oil, Gas & Consumable Fuels — 0.2%
400	ConocoPhillips, 8.75%, 05/25/10	446
55	Ras Laffan Liquefied Natural Gas Co., Ltd. (Qatar), 7.63%, 09/15/06 (e)	55
		501

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
		Paper & Forest Products — 0.2%
		International Paper Co.,
334		4.00%, 04/01/10	319
131		4.25%, 01/15/09	128
142		Union Camp Corp., 6.50%, 11/15/07	143
		Weyerhaeuser Co.,
28		6.13%, 03/15/07	28
40		6.75%, 03/15/12	42
			660
		Real Estate Management & Development — 0.2%
557		EOP Operating LP, 6.75%, 02/15/12 (c)	585
81		ERP Operating LP, 4.75%, 06/15/09	80
			665
		Road & Rail — 0.1%
		Burlington Northern Santa Fe Corp.,
235		6.13%, 03/15/09	240
202		7.13%, 12/15/10	215
			455
		Thrifts & Mortgage Finance — 0.7%
		Countrywide Home Loans, Inc.,
233		3.25%, 05/21/08	225
253		Series E, 7.20%, 10/30/06	254
810		Series L, 4.00%, 03/22/11	760
		Washington Mutual Bank FA,
76		5.65%, 08/15/14	76
304		6.88%, 06/15/11	323
275		Washington Mutual, Inc., 4.20%, 01/15/10	265
304		World Savings Bank FSB, 4.50%, 06/15/09 (c)	298
			2,201
		Wireless Telecommunication Services — 0.2%
		New Cingular Wireless Services, Inc.,
152		7.50%, 05/01/07	154
364		7.88%, 03/01/11	397
			551
		Total Corporate Bonds (Cost $61,534)	59,531
		Foreign Government Securities — 0.4%
		Mexico Government International Bond (Mexico),
277		6.38%, 01/16/13	288
175		6.63%, 03/03/15 (c)	186
607		Province of Quebec (Canada), 5.75%, 02/15/09 (c)	616
		Total Foreign Government Securities (Cost $1,108)	1,090
		Mortgage Pass-Through Securities — 5.8%
		Federal Home Loan Mortgage Corp. Conventional Pools,
—	(h)	8.00%, 04/01/07	—	(h)
20		12.00%, 08/01/15-07/01/19	21
139		ARM, 6.20%, 01/01/27	141
19		ARM, 7.00%, 07/01/26	19
		Federal Home Loan Mortgage Corp. Gold Pools,
1,023		4.00%, 05/01/14-08/01/18	975
224		4.50%, 10/01/18	216
72		5.50%, 06/01/17	72
451		6.00%, 04/01/18-01/01/34	453
921		6.50%, 12/01/13-11/01/22	938
1,021		7.00%, 08/01/10-04/01/26	1,045
135		7.50%, 08/01/08-08/01/25	137
34		8.00%, 07/01/20-11/01/24	37
110		8.50%, 01/01/10-07/01/28	117
		Federal National Mortgage Association Various Pools,
6,881		4.00%, 09/01/13-12/01/18	6,501
216		4.50%, 03/01/19	208
243		5.00%, 12/01/16-06/01/18	238
408		5.50%, 12/01/33	402
932		6.00%, 12/01/32-09/01/33	934
1,527		6.50%, 12/01/10-08/01/31	1,558
129		7.00%, 06/01/10-08/01/32	133
167		7.50%, 10/01/12-05/01/25	172
294		8.00%, 11/01/12-11/01/28	310
115		8.50%, 07/01/24-02/01/30	124
88		9.00%, 09/01/19-12/01/30	95
24		9.50%, 12/01/18	27
11		10.00%, 02/01/24	12
14		12.50%, 01/01/16	16
522		ARM, 4.85%, 01/01/35	515
56		ARM, 5.13%, 09/01/27	57
60		ARM, 5.18%, 03/01/29	60
6		ARM, 5.27%, 08/01/19	6
25		ARM, 6.30%, 03/01/19	25
8		ARM, 7.41%, 06/01/26	8
		Government National Mortgage Association Various Pools,
663		6.00%, 10/15/17-11/15/28	672
487		6.50%, 07/15/09-02/15/33	498
553		7.00%, 08/15/23-06/15/33	571
212		7.50%, 05/15/07-06/15/32	223
301		8.00%, 05/15/09-10/20/28	319
82		8.50%, 11/15/17-05/20/25	87

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   45

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Mortgage Pass-Through Securities — Continued
38	9.00%, 01/15/09-11/15/24	40
75	9.50%, 10/15/09-12/15/25	82
31	12.00%, 11/15/19	35
	Total Mortgage Pass-Through Securities (Cost $18,578)	18,099
	Supranational — 0.0% (g)
40	Corp. Andina de Fomento, 5.20%, 05/21/13	39
20	Inter-American Development Bank, 8.40%, 09/01/09	22
	Total Supranational (Cost $63)	61
	U.S. Government Agency Securities — 1.8%
	Federal Home Loan Bank System,
2,682	4.72%, 09/20/12	2,614
202	6.21%, 06/02/09	208
405	Federal Home Loan Mortgage Corp., 4.13%, 07/12/10 (c)	392
	Federal National Mortgage Association,
810	5.50%, 03/15/11 (c)	825
243	6.13%, 03/15/12 (c)	255
678	6.25%, 02/01/11 (c)	706
500	6.63%, 09/15/09	523
121	6.63%, 11/15/10 (c)	128
	Total U.S. Government Agency Securities (Cost $5,810)	5,651
	U.S. Treasury Obligations — 16.0%
	U.S. Treasury Bonds,
405	9.88%, 11/15/15 (m)	558
8,514	10.38%, 11/15/12 (c) (m)	9,052
4,800	11.75%, 11/15/14 (c)	5,790
858	12.50%, 08/15/14	1,040
	U.S. Treasury Inflation Indexed Bonds,
233	3.38%, 01/15/07 (c)	233
788	4.25%, 01/15/10 (c)	837
	U.S. Treasury Notes,
500	3.25%, 01/15/09 (c)	484
1,000	3.50%, 02/15/10 (c)	962
500	3.63%, 07/15/09 (c)	486
400	3.63%, 01/15/10 (c)	387
730	4.00%, 06/15/09	717
500	4.88%, 05/15/09 (c)	502
250	5.63%, 05/15/08 (c)	253
631	5.75%, 08/15/10 (c)	655
435	6.13%, 08/15/07 (c)	439
334	6.50%, 10/15/06 (c)	334
500	6.50%, 02/15/10 (c)	528
	U.S. Treasury Bonds Coupon STRIPS,
607	02/15/09 (c)	541
2,551	05/15/09 (c)	2,248
500	11/15/09 (c)	431
506	02/15/10 (c)	432
61	02/15/12 (c)	47
101	08/15/12 (c)	77
1,340	11/15/12 (c)	1,004
2,624	2/15/13 (m)	1,947
1,500	05/15/13	1,099
454	08/15/13 (m)	329
202	11/15/13 (c)	144
6,027	02/15/14 (m)	4,253
2,316	05/15/14 (m)	1,612
4,602	08/15/14 (m)	3,165
2,768	11/15/14 (m)	1,879
127	08/15/15 (c)	83
2,452	11/15/15 (m)	1,582
5,766	02/15/16 (m)	3,672
1,072	05/15/16 (c)	674
405	08/15/16 (c)	251
200	11/15/16 (c)	122
1,518	U.S. Treasury Bond Principal STRIP, 11/15/09	1,307
	Total U.S. Treasury Obligations (Cost $52,631)	50,156
	Total Long-Term Investments (Cost $286,645)	277,150
SHARES
Short-Term Investment — 10.9%
34,092	JPMorgan Liquid Assets Money Market Fund (b) (Cost $34,092)	34,092
PRINCIPAL AMOUNT($)
Investments of Cash Collateral on Securities Loaned — 9.0%
	Certificates of Deposit — 1.1%
1,250	Canadian Imperial Bank N.Y., FRN, 5.37%, 02/14/08	1,250
1,200	Deutsche Bank, FRN, 5.41%, 01/22/08	1,200
999	Societe Generale, FRN, 5.32%, 06/20/07	999
		3,449
	Commercial Paper — 0.3%
999	Park Granada LLC, 5.30%, 09/05/06 (n)	999

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Investments of Cash Collateral on Securities Loaned — Continued
	Corporate Notes — 2.5%
750	American Express Credit Corp., FRN, 5.33%, 06/12/07	750
1,000	Banque Federative Du Credit Mutuel, FRN, 5.33%, 07/13/07	1,000
	Beta Finance, Inc.,
350	FRN, 5.37%, 01/15/08	350
800	FRN, 5.38%, 03/15/07	800
1,300	CDC Financial Products, Inc., FRN, 5.41%, 10/02/06	1,300
	Citigroup Global Markets, Inc.,
1,400	FRN, 5.38%, 09/07/06	1,400
1,000	Macquarie Bank Ltd., FRN, 5.35%, 10/01/07	1,000
1,300	Unicredito Italiano Bank plc, FRN, 5.38%, 10/01/07	1,300
		7,900
	Repurchase Agreements — 4.8%
2,888	Banc of America Securities LLC, 5.32%, dated 08/31/06, due 09/01/06, repurchase price $2,888, collateralized by U.S. Government Agency Mortgages	2,888
4,000	Lehman Brothers, Inc., 5.32%, dated 08/31/06, due 09/01/06, repurchase price $4,001, collateralized by U.S. Government Agency Mortgages	4,000
4,000	Morgan Stanley, 5.33%, dated 08/31/06, due 09/01/06, repurchase price $4,001, collateralized by U.S. Government Agency Mortgages	4,000
4,000	UBS Securities LLC, 5.32%, dated 08/31/06, due 09/01/06, repurchase price $4,001, collateralized by U.S. Government Agency Mortgages	4,000
		14,888
	Time Deposit — 0.3%
1,000	Washington Mutual Grand Cayman 5.29%, 09/20/06	1,000
	Total Investments of Cash Collateral on Securities Loaned (Cost $28,236)	28,236
	Total Investments — 108.4% (Cost $348,973)	339,478
	Liabilities in Excess of Other Assets — (8.4)%	(26,238)
	NET ASSETS — 100.0%	$313,240

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   47

JPMorgan Institutional Trust Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

ABBREVIATIONS:

(a)	— Non-income producing security.

(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	— Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)	— Defaulted Security.

(e)	— All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(f)	— Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands):

Fund	Market Value	Percentage
JPMorgan Intermediate Bond Trust	—(h)	—(g)

(g)	— Amount rounds to less than 0.01%.

(h)	— Amount rounds to less than one thousand.

(i)	— Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)	— Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)	— All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	— The rate shown is the effective yield at the date of purchase.

(q)	— Investment in affiliate. This security is included in an index in which the Equity Index Trust, as an index fund, invests.

ARM	— Adjustable Rate Mortgage

CMO	— Collateralized Mortgage Obligation

FRN	— Floating Rate Note. The rate shown is the rate in effect as of August 31, 2006.

GO	— General Obligation Bond

SPDR	— Standard & Poor’s Depositary Receipt

STRIPS	— Separate Trading of Registered Interest and Principal Securities

SUB	— Step-Up Bond. The rate shown is the rate in effect as of August 31, 2006.

USD	— United States Dollar

VAR	— Variable. The interest rate shown is the rate in effect at August 31, 2006.

HB High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO Principal Only represent the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases and vice versa.

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

THIS PAGE IS INTENTIONALLY LEFT BLANK

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   49

STATEMENTS OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2006 (Unaudited)

(Amounts in thousands, except per share amounts)

	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,698,904	$430,867	$305,386
Investments in affiliates, at value	303,978	7,975	34,092
Total investment securities, at value	3,002,882	438,842	339,478
Cash	78	—	6
Receivables:
Investment securities sold	133	152	11
Fund shares sold	4,041	—	268
Interest and dividends	14,759	900	2,237
Variation margin on futures contracts	—	4	—
Total Assets	3,021,893	439,898	342,000

LIABILITIES:
Payables:
Dividends	4,659	—	448
Investment securities purchased	8,131	173	—
Collateral for securities lending program	267,710	20,450	28,236
Fund shares redeemed	1,098	448	—
Variation margin on futures contracts	—	3	—
Accrued liabilities:
Investment advisory fees	280	10	28
Custodian and accounting fees	53	7	10
Trustees’ and Officers’ fees	23	4	3
Other	98	35	35
Total Liabilities	282,052	21,130	28,760
Net Assets	$2,739,841	$418,768	$313,240

NET ASSETS:
Paid in capital	$2,833,159	$383,644	$324,820
Accumulated undistributed (distributions in excess of) net investment income	69	1,499	6
Accumulated net realized gains (losses)	(20,576)	612	(2,091)
Net unrealized appreciation (depreciation)	(72,811)	33,013	(9,495)
Total Net Assets	$2,739,841	$418,768	$313,240

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	283,454	25,684	32,409

Net Asset Value	$9.67	$16.30	$9.67

Cost of investments	$3,075,693	$405,932	$348,973
Market value of securities on loan	$264,485	$20,086	$27,792

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2006 (Unaudited)

(Amounts in thousands)

	Core Bond Trust	Equity Index Trust		Intermediate Bond Trust
INVESTMENT INCOME:
Dividend income	$—	$3,862		$—
Dividend income from affiliates (a)	6,062	138		563
Interest income	61,050	—	(b)	7,208
Income from securities lending (net)	207	23		18
Total investment income	67,319	4,023		7,789

EXPENSES:
Investment advisory fees	4,048	517		466
Administration fees	1,349	207		155
Custodian and accounting fees	93	38		17
Interest expense	—	5		—
Professional fees	57	21		22
Trustees’ and Officers’ fees	58	10		7
Printing and mailing costs	11	3		2
Transfer agent fees	19	—		—
Other	125	18		15
Total Expenses	5,760	819		684
Less amounts waived	(3,735)	(607)		(452)
Less earnings credits	(1)	—	(b)	— (b)
Net expenses	2,024	212		232
Net investment income (Loss)	65,295	3,811		7,557

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments	(15,831)	1,709		(201)
Affiliated investments	—	29		—
Futures	—	(26)		—
Net realized gain (loss)	(15,831)	1,712		(201)
Change in net unrealized appreciation (depreciation) of:
Investments	8,017	5,283		(176)
Affiliated investments	—	523		—
Futures	—	67		—
Change in net unrealized appreciation (depreciation)	8,017	5,873		(176)
Net realized/unrealized gains (losses)	(7,814)	7,585		(377)
Change in net assets resulting from operations	$57,481	$11,396		$7,180

(a)	Includes reimbursements of investment advisory, administration and shareholder servicing fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   51

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust			Equity Index Trust
	Six Months Ended 8/31/2006 (Unaudited)	Period Ended 2/28/2006 (b)	2/7/2005 (a) through 6/30/2005	Six Months Ended 8/31/2006 (Unaudited)	Period Ended 2/28/2006 (b)	2/7/2005 (a) through 6/30/2005
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$65,295	$95,290	$50,868	$3,811	$5,135	$2,742
Net realized gain (loss)	(15,831)	(4,064)	(681)	1,712	(709)	(241)
Change in net unrealized appreciation (depreciation)	8,017	(81,610)	782	5,873	30,704	(3,564)
Change in net assets resulting from operations	57,481	9,616	50,969	11,396	35,130	(1,063)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(65,317)	(93,766)	(52,301)	(3,669)	(3,908)	(2,612)
From net realized gains	—	—	—	—	(150)	—
Total distributions to shareholders	(65,317)	(93,766)	(52,301)	(3,669)	(4,058)	(2,612)

CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS:
Proceeds from shares issued	240,502	443,204	2,931,444	60,212	15,165	430,642
Dividends reinvested	36,523	54,532	27,870	631	668	440
Cost of shares redeemed	(132,315)	(221,803)	(116,355)	(77,588)	(19,216)	(27,310)
Redemption in-kind (Note 9)	(430,443)	—	—	—	—	—
Change in net assets from capital transactions	(285,733)	275,933	2,842,959	(16,745)	(3,383)	403,772

NET ASSETS
Change in net assets	(293,569)	191,783	2,841,627	(9,018)	27,689	400,097
Beginning of period	3,033,410	2,841,627	—	427,786	400,097	—
End of period	$2,739,841	$3,033,410	$2,841,627	$418,768	$427,786	$400,097
Accumulated undistributed (distributions in excess of) net investment income	$69	$91	$(1,433)	$1,499	$1,357	$130

SHARE TRANSACTIONS
Issued	25,218	45,328	293,412	3,877	984	28,734
Reinvested	3,824	5,583	2,811	39	43	30
Redeemed	(13,827)	(22,620)	(11,670)	(4,944)	(1,232)	(1,847)
Redemption in-kind (Note 9)	(44,605)	—	—	—	—	—
Change in Shares	(29,390)	28,291	284,553	(1,028)	(205)	26,917

(a)	Commencement of operations.

(b)	The Fund changed its fiscal year end from June 30 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

	Intermediate Bond Trust
	Six Months Ended 8/31/2006 (Unaudited)	Period Ended 2/28/2006 (b)	2/7/2005 (a) through 6/30/2005
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,557	$11,740	$7,460
Net realized gain (loss)	(201)	(1,718)	(172)
Change in net unrealized appreciation (depreciation)	(176)	(8,468)	(851)
Change in net assets resulting from operations	7,180	1,554	6,437

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,555)	(11,544)	(7,652)
Total distributions to shareholders	(7,555)	(11,544)	(7,652)

CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS:
Proceeds from shares issued	23,525	2,883	450,019
Dividends reinvested	4,940	7,850	4,903
Cost of shares redeemed	(18,249)	(121,011)	(30,040)
Change in net assets from capital transactions	10,216	(110,278)	424,882

NET ASSETS
Change in net assets	9,841	(120,268)	423,667
Beginning of period	303,399	423,667	—
End of period	$313,240	$303,399	$423,667
Accumulated undistributed (distributions in excess of) net investment income	$6	$4	$(192)

SHARE TRANSACTIONS
Issued	2,460	294	45,063
Reinvested	516	804	494
Redeemed	(1,902)	(12,277)	(3,043)
Change in Shares	1,074	(11,179)	42,514

(a)	Commencement of operations.

(b)	The Fund changed its fiscal year end from June 30 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   53

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
	Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Core Bond Trust
Six Months Ended August 31, 2006 (Unaudited)	$9.70	$0.24	$(0.03)	$0.21	$(0.24)	$—	$(0.24)
July 1, 2005 to February 28, 2006 (d)	9.99	0.32	(0.29)	0.03	(0.32)	—	(0.32)
February 7, 2005 (e) to June 30, 2005	10.00	0.19	0.00	0.19	(0.20)	—	(0.20)

Equity Index Trust
Six Months Ended August 31, 2006 (Unaudited)	16.01	0.15	0.28	0.43	(0.14)	—	(0.14)
July 1, 2005 to February 28, 2006 (d)	14.86	0.19	1.11	1.30	(0.14)	(0.01)	(0.15)
February 7, 2005 (e) to June 30, 2005	15.00	0.10	(0.14)	(0.04)	(0.10)	—	(0.10)

Intermediate Bond Trust
Six Months Ended August 31, 2006 (Unaudited)	9.68	0.24	(0.01)	0.23	(0.24)	—	(0.24)
July 1, 2005 to February 28, 2006 (d)	9.97	0.33	(0.30)	0.03	(0.32)	—	(0.32)
February 7, 2005 (e) to June 30, 2005	10.00	0.18	(0.02)	0.16	(0.19)	—	(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	The Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)
$ 9.67	2.21%	$2,739,841	0.15%	4.84%	0.43%	6%
9.70	0.30	3,033,410	0.15	4.97	0.42	12
9.99	1.89	2,841,627	0.15	4.88	0.43	6

16.30	2.73	418,768	0.10	1.84	0.40	6
16.01	8.79	427,786	0.10	1.84	0.40	5
14.86	(0.27)	400,097	0.10	1.84	0.41	5

9.67	2.38	313,240	0.15	4.86	0.44	3
9.68	0.33	303,399	0.15	4.84	0.43	6
9.97	1.58	423,667	0.15	4.69	0.45	6

SEE NOTES TO FINANCIAL STATEMENTS.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   55

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2006 (Unaudited)

1. Organization

JPMorgan Institutional Trust (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Three separate series of the Trust (collectively, the “Funds”) covered by this report, commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Valuation of Investments — Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Fixed income securities (other than short-term investments maturing in 61 days or less) are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments (other than certain high yield securities) maturing in 61 days or less are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B.  Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business at approximately its fair value and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following is the market value and percentage of net assets of illiquid securities as of August 31, 2006 (amounts in thousands):

	Market Value	Percentage
Intermediate Bond Trust	$1	—(g)%

(g)	Amount rounds to less than 0.01%.

C.  Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D.  Futures Contracts — The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss.

Index futures contracts are used to control the asset mix of the portfolio in the most efficient manner, allowing a Fund to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

56   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

The Funds may invest in exchange traded futures for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

As of August 31, 2006, the Equity Index Trust had outstanding futures contracts as listed on its Schedule of Portfolio Investments.

E.  Securities Lending — To generate additional income, each Fund may lend up to 33-1/3% of its assets pursuant to agreements (“borrower agreements”) requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or its instrumentalities (“U.S. government securities”). JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, serves as lending agent pursuant to a Securities Lending Agreement approved by the Board of Trustees (the “Securities Lending Agreement”).

Under the Securities Lending Agreement, JPMCB acting as agent for the Funds, loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Funds retain the interest on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the lending agent on behalf of the Funds. The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to (i) 0.06% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of U.S. government securities outstanding during a given month; and (ii) 0.1142% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of non-U.S. government securities outstanding during a given month. For the period ended August 31, 2006, JPMCB voluntarily reduced its fees to: (i) 0.05% for each loan of U.S. government securities and (ii) 0.10% for each loan of the non-U.S. government securities, respectively.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

As of August 31, 2006, the following Funds had securities with the following market values on loan, received the following collateral and for the period then ended, these Funds paid the following amounts to related party affiliates (amounts in thousands):

	Lending Agent Fees Paid	Market Value of Collateral	Market Value of Loaned Securities
Core Bond Trust	$61	$267,710	$264,485
Equity Index Trust	5	20,450	20,086
Intermediate Bond Trust	7	28,236	27,792

F.  Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to segregate assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments.

G.  Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds.

H.  Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   57

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

I.  Distributions to Shareholders — Dividends from net investment income are declared and paid monthly for the Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for the Equity Index Trust. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

J.  New Accounting Pronouncement — In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

3. Fees and Other Transactions with Affiliates

A.  Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. The annual fee rate for the Funds is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Advisory and administration fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of these fees related to each Fund’s investment in an affiliated money market fund to the extent required by law.

The amount of these waivers/reimbursements from the money market funds for the period ended are as follows (amounts in thousands):

Six Months Ended 8/31/06
Core Bond Trust	$171
Equity Index Trust	2
Intermediate Bond Trust	20

B.  Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the Funds’ average daily net assets.

The Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.E.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly owned subsidiary of JPMorgan, serves as the Funds’ Sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C.  Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense in the Statement of Operations.

D.  Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Advisor, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

E.  Waivers and Reimbursements — The Advisor and Administrator have contractually agreed to waive fees or reimburse the Funds to the extent that total operating expenses (excluding interest, taxes and extraordinary expenses) exceed the percentages of each Fund’s respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

58   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

The contractual expense limitation agreements were in effect for the six months ended August 31, 2006. The expense limitation percentages in the table above are in place until at least June 30, 2007.

For the six months ended August 31, 2006, the Funds’ service providers waived fees and contractually reimbursed expenses for the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total
Core Bond Trust	$2,386	$1,349	$3,735
Equity Index Trust	400	207	607
Intermediate Bond Trust	297	155	452

4. Other

Certain officers of the Trust are affiliated with the Advisor and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. Each Fund, along with other affiliated funds, make reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fee is included in Trustees’ and Officers’ fees in the Statement of Operations.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party brokers/dealers. For the period ended August 31, 2006, the Funds did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

5. Investment Transactions

During the six months ended August 31, 2006, purchases and sales of investments (excluding short-term investments and in-kind transactions) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$229,922	$47,647	$26,307	$97,950
Equity Index Trust	23,679	39,903	—	—
Intermediate Bond Trust	4,944	21,669	3,530	726

6. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2006 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$3,075,693	$7,669	$(80,480)	$(72,811)
Equity Index Trust	405,932	51,113	(18,203)	32,910
Intermediate Bond Trust	348,973	407	(9,902)	(9,495)

7. Borrowings

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 21, 2006.

As of and for the six months ended August 31, 2006, the Funds had no outstanding borrowings from the unsecured uncommitted credit facility.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   59

NOTES TO FINANCIAL STATEMENTS
AS OF AUGUST 31, 2006 (Unaudited) (continued)

8. Concentrations and Indemnifications

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

From time to time, the Funds’ investment advisor or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase or sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swap and option agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

9. Transfers-In-Kind

For the six months ended August 31, 2006, certain shareholders of the Core Bond Trust redeemed shares and the Core Bond Trust paid the redemption proceeds primarily by means of a redemption in-kind of the Core Bond Trust’s portfolio securities in exchange for shares of the Core Bond Trust. Cash and portfolio securities were transferred on the dates at market values listed, and gains for book purposes which resulted from the redemption in-kind are listed below (amounts in thousands):

Date	Market Value	Realized Gain (Loss)	Type
March 28, 2006	$430,443	$(14,306)	Redemption in-kind

For the year ended June 30, 2005, certain shareholders of the Funds purchased shares and the Funds received portfolio securities primarily by means of a Subscription in-kind for shares of the Funds. Cash and portfolio securities were transferred as of the close of business on the dates and at the market values listed below (amounts in thousands):

	Date	Market Value	Type
Core Bond Trust	February 4, 2005	$2,394,758	Subscription in-kind
Core Bond Trust	March 31, 2005	9,392	Subscription in-kind
Equity Index Trust	February 4, 2005	269,260	Subscription in-kind
Intermediate Bond Trust	February 4, 2005	373,851	Subscription in-kind

60   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

TRUSTEES
(Unaudited)

Name (Year of Birth); Positions With the Funds	Principal Occupation(s) During Past 5 Years	Number of Funds in JPMorgan Funds Complex (1) Overseen by Trustee	Other Directorships Held Outside JP Morgan Fund Complex
Non-Interested Trustees
Cheryl Ballenger (1956); Chairperson and Trustee since 2005	Mathematics Teacher, Vernon Hills High School (August 2004–Present); Mathematics Teacher, Round Lake High School (2003–2004) and formerly Executive Vice President and Chief Financial Officer, Galileo International Inc. (travel technology)	12	None.

Jerry B. Lewis (1939); Trustee since 2005	Retired; formerly President, Lewis Investments Inc. (registered investment adviser); previously, various managerial and executive positions at Ford Motor Company (Treasurer’s Office, Controller’s Office, Auditing and Corporate Strategy)	12	None.

John R. Rettberg (1937); Trustee since 2005	Retired; formerly Corporate Vice President and Treasurer, Northrop Grumman Corporation (defense contractor)	12	None.

Ken Whipple (1934); Trustee since 2005	Chairman (1999–Present) and CEO (1999–2004), CMS Energy	12	Korn Ferry International (executive recruitment)
Interested Trustee
John F. Ruffle (2) (1937); Trustee since 2005	Retired; formerly Vice Chairman, J.P. Morgan Chase & Co. Inc. and Morgan Guaranty Trust Co. of NY	12	Trustee of Johns Hopkins University, Director of Reckson Associates Realty Corp. and American Shared Hospital Services

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Funds Complex for which the Trustees serve currently includes three investment companies.

(2)	The Board has designated Mr. Ruffle an “interested person” at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust’s investment adviser.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   61

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Funds	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President since 2005
Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and Mr. Gatch has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President since 2005*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005 to present and One Group Mutual Funds from 2001 until 2005. Mr. Young is Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer since 2005
Managing Director, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was the Vice President of Finance for the Pierpont Group, Inc. from 1996–2001, an independent company owned by Board of Directors/Trustees of the JPMorgan Funds, prior to joining JPMorgan Chase & Co. in 2001.

Scott E. Richter (1956), Secretary and Chief Legal Officer since 2005*
From April 2005 to present, Managing Director and Associate General Counsel, JPMorgan Chase & Co. From February 2003 to present, Senior Associate General Counsel, Bank One Corporation (now known as JPMorgan Chase & Co.). From November 1998 to January 2003, Deputy General Counsel, Institutional Division, INVESCO.

Stephanie J. Dorsey (1969), Treasurer since 2005*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JP Morgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Susan M. Canning (1969), Assistant Secretary since 2005*	Vice President and Senior Counsel, JPMorgan Chase & Co. Member of Law Department since 1991.

Stephen M. Ungerman (1953), Chief Compliance Officer since 2005
Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration-Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial’s asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer since 2005
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Assistant Secretary since 2005
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary since 2005*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004–2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary since 2005*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JP Morgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary since 2005*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc. from 1999 to 2005; Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.)

62   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

Name (Year of Birth), Positions Held with the Funds	Principal Occupations During Past 5 Years
Michael C. Raczynski (1975), Assistant Secretary since 2006	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2006; Associate, Stroock & Stroock & Lavan LLP from 2001 to 2006.

Ellen W. O’Brien (1957), Assistant Secretary since 2005**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.

Laura S. Melman (1966) Assistant Treasurer since 2006	Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006.

Arthur A. Jensen (1966), Assistant Treasurer since 2005*
Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

Jeffrey D. House (1972) Assistant Treasurer since 2006*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Senior Manager of Financial Services at BISYS Fund Services, Inc. from 1995 until 2006.

The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA 02108.

AUGUST 31, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   63

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment at Beginning of Period
August 31, 2006

As a shareholder of the Fund, you incur ongoing costs, including investment advisory, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at March 1, 2006, and continued to hold your shares at the end of the reporting period, August 31, 2006.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, March 1, 2006	Ending Account Value, August 31, 2006	Expenses Paid During March 1, 2006 to August 31, 2006*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$1,022.10	$0.76	0.15%
Hypothetical	1,000.00	1,024.45	0.77	0.15
Equity Index Trust
Actual	1,000.00	1,027.30	0.51	0.10
Hypothetical	1,000.00	1,024.70	0.51	0.10
Intermediate Bond Trust
Actual	1,000.00	1,023.80	0.77	0.15
Hypothetical	1,000.00	1,024.45	0.77	0.15

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

64   JPMORGAN INSTITUTIONAL TRUST FUNDS        AUGUST 31, 2006

FOR MORE INFORMATION:

INVESTMENT ADVISOR
JPMorgan Investment Management, Inc.
245 Park Avenue
New York, New York 10167

PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
245 Park Avenue
New York, New York 10167

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s website at http: //www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-343-1113 and a description of such policies and procedures is on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record is available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2006 All rights reserved. August 2006.	SAN-INSTT-806

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2)

If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3)	If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)     Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)     Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c)     Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d)     Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e)	(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)     Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h)     Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)     If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I — Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)     If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)     Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b))

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)     Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)     File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)     Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)     A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/_____________________________

George C.W. Gatch

President and Principal Executive Officer

November 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/___________________________

George C.W. Gatch

President and Principal Executive Officer

November 8, 2006

By:	/s/____________________________

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 8, 2006